THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA KS, 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584
                                                   PROSPECTUS DATED MAY 1, 2010
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Allstate Life Insurance Company ("Allstate Life") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "Contract"):

   .   ALLSTATE ADVISOR

   .   ALLSTATE ADVISOR PLUS

   .   ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 55* variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the following funds ("Funds"):

 FIDELITY(R) VARIABLE INSURANCE         PUTNAM VARIABLE TRUST (CLASS IB)
   PRODUCTS (SERVICE CLASS 2)
                                        VAN KAMPEN LIFE INVESTMENT TRUST
 FRANKLIN TEMPLETON VARIABLE INSURANCE    (CLASS II)
   PRODUCTS TRUST (CLASS 2)
                                        THE UNIVERSAL INSTITUTIONAL FUNDS,
 LORD ABBETT SERIES FUND, INC.            INC. (CLASS I & II)
   (CLASS VC)

 OPPENHEIMER VARIABLE ACCOUNT FUNDS
   (SERVICE SHARES)

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 44-47 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("Portfolios"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

FOR ALLSTATE ADVISOR PLUS CONTRACTS, EACH TIME YOU MAKE A PURCHASE PAYMENT, WE WILL ADD TO YOUR CONTRACT VALUE ("Contract Value") A CREDIT ENHANCEMENT ("Credit Enhancement") OF UP TO 5% (DEPENDING ON THE ISSUE AGE AND YOUR TOTAL PURCHASE PAYMENTS) OF SUCH PURCHASE PAYMENT. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT THE CREDIT ENHANCEMENT. OVER TIME, THE AMOUNT OF THE CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY THE FEES ASSOCIATED WITH THE CREDIT ENHANCEMENT.

We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2010, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 93 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                               1     PROSPECTUS

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SUCH
           INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES
           INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

                               2     PROSPECTUS

TABLE OF CONTENTS
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                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                      4
                   -----------------------------------------
                      Overview of Contracts                6
                   -----------------------------------------
                      The Contracts at a Glance            7
                   -----------------------------------------
                      How the Contracts Work              12
                   -----------------------------------------
                      Expense Table                       13
                   -----------------------------------------
                      Financial Information               17
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contracts                       17
                   -----------------------------------------
                      Purchases                           20
                   -----------------------------------------
                      Contract Value                      21
                   -----------------------------------------
                      Investment Alternatives             45
                   -----------------------------------------
                        The Variable Sub-Accounts         45
                   -----------------------------------------
                        The Fixed Account Options         51
                   -----------------------------------------
                        Transfers                         55
                   -----------------------------------------
                      Expenses                            57
                   -----------------------------------------
                      Access to Your Money                63
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                      Income Payments                     64
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                      Death Benefits                      73
                   -----------------------------------------

                                                                 PAGE
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                      81
          -----------------------------------------------------------
             Taxes                                                 84
          -----------------------------------------------------------
             Annual Reports and Other Documents                    92
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS    93
          -----------------------------------------------------------
          APPENDIX A - ALLSTATE ADVISOR CONTRACT COMPARISON
           CHART                                                   94
          -----------------------------------------------------------
          APPENDIX B - MARKET VALUE ADJUSTMENT                     96
          -----------------------------------------------------------
          APPENDIX C - CALCULATION OF INCOME PROTECTION BENEFIT    98
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME
           BENEFITS                                                99
          -----------------------------------------------------------
          APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH
           BENEFITS                                               100
          -----------------------------------------------------------
          APPENDIX F - CALCULATION OF EARNINGS PROTECTION DEATH
           BENEFIT                                                101
          -----------------------------------------------------------
          APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE -
           TRUERETURN ACCUMULATION BENEFIT                        103
          -----------------------------------------------------------
          APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION
           CALCULATION EXAMPLES                                   104
          -----------------------------------------------------------
          APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                            106
          -----------------------------------------------------------
          APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                            108
          -----------------------------------------------------------
          APPENDIX K - ACCUMULATION UNIT VALUES                   112
          -----------------------------------------------------------


                               3     PROSPECTUS

IMPORTANT TERMS
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This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                     PAGE
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      AB Factor                                                       22
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      Accumulation Benefit                                            23
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      Accumulation Phase                                              12
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      Accumulation Unit                                               17
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      Accumulation Unit Value                                         17
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      Allstate Life ("We")                                            81
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      Annuitant                                                       18
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      Automatic Additions Program                                     20
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      Automatic Portfolio Rebalancing Program                         57
      -------------------------------------------------------------------
      Beneficiary                                                     19
      -------------------------------------------------------------------
      Benefit Base (for the TrueReturn Accumulation Benefit Option)   23
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome Withdrawal Benefit Option)     32
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         35
      -------------------------------------------------------------------
      Benefit Base (for the SureIncome For Life Withdrawal Benefit
      Option)                                                         40
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome Withdrawal Benefit
      Option)                                                         32
      -------------------------------------------------------------------
      Benefit Payment (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         35
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      Benefit Payment (for the SureIncome For Life Withdrawal
      Benefit Option)                                                 39
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      Benefit Payment Remaining (for the SureIncome Withdrawal
      Benefit Option)                                                 32
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome Plus
      Withdrawal Benefit Option)                                      35
      -------------------------------------------------------------------
      Benefit Payment Remaining (for the SureIncome For Life
      Withdrawal Benefit Option)                                      38
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      Benefit Year (for the SureIncome Withdrawal Benefit Option)     32
      -------------------------------------------------------------------
      Benefit Year (for the SureIncome Plus Withdrawal Benefit
      Option)                                                         35
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      Benefit Year (for the SureIncome For Life Withdrawal Benefit
      Option)                                                         38
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      Co-Annuitant                                                    18
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      *Contract                                                       17
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      Contract Anniversary                                             8
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      Contract Owner ("You")                                          17
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      Contract Value                                                   1
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      Contract Year                                                    9
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      Credit Enhancement                                               1
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      Dollar Cost Averaging Program                                   57
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      Due Proof of Death                                              77
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      Earnings Protection Death Benefit Option                        75
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      Enhanced Beneficiary Protection (Annual Increase) Option        75
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      Excess of Earnings Withdrawal                                   76
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                                                                    PAGE
        ----------------------------------------------------------------
        Fixed Account Options                                        51
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        Free Withdrawal Amount                                       61
        ----------------------------------------------------------------
        Funds                                                         1
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        Guarantee Option                                             71
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        Guarantee Period Accounts                                    52
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        Income Base                                                   9
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        Income Plan                                                  64
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        Income Protection Benefit Option                             68
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        In-Force Earnings                                            76
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        In-Force Premium                                             76
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        Investment Alternatives                                      45
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        IRA Contract                                                  9
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        Issue Date                                                   12
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        Market Value Adjustment                                      11
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        Maximum Anniversary Value                                     8
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        Maximum Anniversary Value (MAV) Death Benefit Option          8
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        Payout Phase                                                 12
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        Payout Start Date                                            63
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        Portfolios                                                   80
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        Qualified Contract                                           17
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        Retirement Income Guarantee Options                          70
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        Return of Premium Death Benefit                              11
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        Rider Anniversary                                            22
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        Rider Application Date                                        8
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        Rider Date (for the TrueReturn Accumulation Benefit
        Option)                                                      23
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        Rider Date (for the SureIncome Withdrawal Benefit Option)    32
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      35
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        Rider Date (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      39
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        Rider Fee (for the TrueReturn Accumulation Benefit Option)   23
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Withdrawal Benefit Option)     32
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      35
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        Rider Fee (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      39
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        Rider Fee Percentage                                         57
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        Rider Maturity Date                                          22
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        Rider Period                                                  8
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        Rider Trade-In Option (for the TrueReturn Accumulation
        Benefit Option)                                              30
        ----------------------------------------------------------------
        Rider Trade-In Option (for the SureIncome Withdrawal
        Benefit Option)                                              34
        ----------------------------------------------------------------
        Right to Cancel                                              21
        ----------------------------------------------------------------

                               4     PROSPECTUS

                                                                 PAGE
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           SEC                                                     51
           ----------------------------------------------------------
           Settlement Value                                        74
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           Spousal Protection Benefit (Co-Annuitant) Option        59
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option for
           Custodial Individual Retirements Accounts               59
           ----------------------------------------------------------
           Standard Fixed Account Option                           52
           ----------------------------------------------------------
           SureIncome Covered Life                                 38
           ----------------------------------------------------------
           SureIncome Option Fee                                   60
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           SureIncome Plus Option                                  35
           ----------------------------------------------------------
           SureIncome Plus Option Fee                              60
           ----------------------------------------------------------
           SureIncome Plus Withdrawal Benefit Option               35
           ----------------------------------------------------------
           SureIncome For Life Option                              38
           ----------------------------------------------------------
           SureIncome For Life Option Fee                          60
           ----------------------------------------------------------
           SureIncome For Life Withdrawal Benefit Option           38
           ----------------------------------------------------------
           SureIncome ROP Death Benefit                            74
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                    31
           ----------------------------------------------------------
           Systematic Withdrawal Program                           64
           ----------------------------------------------------------
           Tax Qualified Contract                                  87
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           Transfer Period Accounts                                25
           ----------------------------------------------------------
           Trial Examination Period                                 7
           ----------------------------------------------------------
           TrueBalance/SM/ Asset Allocation Program                49
           ----------------------------------------------------------
           TrueReturn/SM/ Accumulation Benefit Option              22
           ----------------------------------------------------------

                                                                   PAGE
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         Valuation Date                                              20
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         Variable Account                                            81
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         Variable Sub-Account                                        45
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         Withdrawal Benefit Factor (for the SureIncome Withdrawal
         Benefit Option)                                             32
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         Withdrawal Benefit Factor (For the SureIncome Plus
         Withdrawal Benefit Option)                                  36
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         Withdrawal Benefit Factor (for the SureIncome For Life
         Withdrawal Benefit Option)                                  38
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         Withdrawal Benefit Payout Phase (for the SureIncome
         Withdrawal Benefit Option)                                  31
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         Withdrawal Benefit Payout Phase (for the SureIncome Plus
         Withdrawal Benefit Option)                                  35
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome For
         Life Withdrawal Benefit Option)                             37
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         Withdrawal Benefit Payout Start Date (for the SureIncome
         Withdrawal Benefit Option)                                  33
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Plus Withdrawal Benefit Option)                             37
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         For Life Withdrawal Benefit Option)                         41
         --------------------------------------------------------------
         Withdrawal Benefit Option                                   31
         --------------------------------------------------------------
         Withdrawal Benefit Option Fee                               60
         --------------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                               5     PROSPECTUS

OVERVIEW OF CONTRACTS
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The Contracts offer many of the same basic features and benefits.+ They differ primarily with respect to the charges imposed, as follows:

..   The Allstate Advisor Contract has a mortality and expense risk charge of
    1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The Allstate Advisor Plus Contract offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

..   The Allstate Advisor Preferred Contract with 5-year Withdrawal Charge
    Option ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

..   The Allstate Advisor Preferred Contract with 3-year Withdrawal Charge
    Option ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

..   The Allstate Advisor Preferred Contract with No Withdrawal Charge Option
    ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

+ Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

                               6     PROSPECTUS

THE CONTRACTS AT A GLANCE
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The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments         WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least
                          $1,000 ($50 for automatic payments).

                          We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                          For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to
                          5% of such purchase payment.
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Trial Examination Period  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Trial Examination Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" for details.
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Expenses                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-Account. You also will bear the following expenses:

                          ALLSTATE ADVISOR CONTRACTS

                          Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PLUS CONTRACTS

                          Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                          Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR WITHDRAWAL CHARGE
                          OPTION)

                          Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR WITHDRAWAL CHARGE
                          OPTION)

                          Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                               7     PROSPECTUS

  ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO WITHDRAWAL CHARGE
  OPTION)

  Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

  No withdrawal charge.

  ALL CONTRACTS

  Annual administrative expense charge of 0.19% (up to 0.35% for future
     Contracts).

  Annual contract maintenance charge of $30 (waived in certain cases).

  If you select the Maximum Anniversary Value (MAV) Death Benefit
     Option ("MAV Death Benefit Option") you will pay an additional mortality and expense risk charge of 0.20%* (up to 0.30% for Options added in the future).

  If you select Enhanced Beneficiary Protection (Annual Increase)
     Option, you will pay an additional mortality and expense risk charge of 0.30%*.

  If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
     ("Rider Application Date").

  If you select the TrueReturn/SM/ Accumulation Benefit Option
     ("TrueReturn Option") you would pay an additional annual fee ("Rider
     Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract
     Anniversary") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee
     Option or any Withdrawal Benefit Option.

  If you select the SureIncome Option, you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement
     Income Guarantee Option, a TrueReturn Option or any other
     Withdrawal Benefit Option.

  If you select the SureIncome Plus Withdrawal Benefit Option
     ("SureIncome Plus Option") you would pay an additional annual fee
     ("SureIncome Plus Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee
     Option, a TrueReturn Option or any other Withdrawal Benefit Option.

  If you select the SureIncome For Life Withdrawal Benefit Option
     ("SureIncome For Life Option") you would pay an additional annual fee
     ("SureIncome For Life Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income
     Guarantee Option, a TrueReturn Option or any other Withdrawal
     Benefit Option.

                               8     PROSPECTUS

  We discontinued offering Retirement Income Guarantee Option 1
     ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40%* of the Income Base in effect on a Contract Anniversary.

  We discontinued offering Retirement Income Guarantee Option 2
     ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55%* of the Income Base in effect on a Contract
     Anniversary.

  If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  If you select the Spousal Protection Benefit (Co-Annuitant) Option or
     Spousal Protection Benefit (Co-Annuitant Option for Custodial
     Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract
     Anniversary. These Options are only available for certain types of IRA
     Contracts, which are Contracts issued with an Individual Retirement
     Annuity or Account ("IRA") under Section 408 of the Internal Revenue
     Code. The CSP is only available for certain Custodial Individual
     Retirement Accounts established under Section 408 of the Internal
     Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant)
     Option at any time prior to the time you elect to receive it.**

     ** NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR CONTRACT
     OWNERS WHO ADDED THESE OPTIONS PRIOR TO JANUARY 1, 2005. SEE
     PAGE 15 FOR DETAILS.

  Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year
     ("Contract Year"), which we measure from the date we issue your Contract or a Contract Anniversary.

  State premium tax (if your state imposes one)

  NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES.

     WE MAY DISCONTINUE ANY OF THESE OPTIONS AT ANY TIME PRIOR TO THE
     TIME YOU ELECT TO RECEIVE IT.

     * DIFFERENT RATES APPLY TO CONTRACT OWNERS WHO ADDED THESE
     OPTIONS PRIOR TO MAY 1, 2003. SEE PAGE 14 FOR DETAILS.
---------------------------------------------------------------------------------

                               9     PROSPECTUS

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Investment Alternatives  Each Contract offers several investment alternatives including:

                         up to 3 Fixed Account Options that credit interest at rates we guarantee,
                            and

                         55* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                             Fidelity Management & Research Company

                             Franklin Advisers, Inc.

                             Franklin Advisory Services, LLC

                             Franklin Mutual Advisers, LLC

                             Lord, Abbett & Co. LLC

                             OppenheimerFunds, Inc.

                             Putnam Investment Management, LLC

                             Templeton Asset Management Ltd.

                             Templeton Investment Counsel, LLC

                             Van Kampen Asset Management

                             Morgan Stanley Investment Management, Inc.**

                            *Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 44-47 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

                            **Morgan Stanley Investment Management Inc., the adviser to the UIF
                            Portfolios, does business in certain instances using the name Van
                            Kampen.

                         NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL STATES OR WITH ALL
                         CONTRACTS.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
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Special Services         For your convenience, we offer these special services:

                         Automatic Portfolio Rebalancing Program

                         Automatic Additions Program

                         Dollar Cost Averaging Program

                         Systematic Withdrawal Program

                         TrueBalance/SM/ Asset Allocation Program
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                               10     PROSPECTUS

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Income Payments  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                 life income with guaranteed number of payments

                 joint and survivor life income with guaranteed number of payments guaranteed number of payments for a specified period

                 life income with cash refund

                 joint life income with cash refund

                 life income with installment refund

                 joint life income with installment refund

                 Prior to May 1, 2004, Allstate Life also offered two Retirement Income
                 Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                 In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
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Death Benefits   If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract.
                 In addition to the death benefit included in your Contract ("Return of
                 Premium Death Benefit" or "ROP Death Benefit"), the death benefit options we currently offer include:

                 MAV Death Benefit Option;

                 Enhanced Beneficiary Protection (Annual Increase) Option; and

                 Earnings Protection Death Benefit Option

                 The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit,
                 ("SureIncome ROP Death Benefit").
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Transfers        Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the
                 Standard Fixed Account or Market Value Adjusted Account Options is $100.

                 A charge may apply after the 12/th/ transfer in each Contract Year.
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Withdrawals      You may withdraw some or all of your Contract Value at any time during the
                 Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the
                 Payout Start Date are generally considered to come from the earnings in the
                 Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value
                 Adjustment may also apply.

                 If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a
                 Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.
-------------------------------------------------------------------------------------------------

                               11     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 63. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

                               12     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                     Number of Complete Years Since We Received the Purchase Payment
                                        Being Withdrawn/Applicable Charge:
 -----------------------------------------------------------------------------------------------------
 Contract:                             0       1       2       3       4       5    6       7    8+
 Allstate Advisor                      7%      7%      6%      5%      4%      3%   2%      0%   0%
 Allstate Advisor Plus               8.5%    8.5%    8.5%    7.5%    6.5%    5.5%   4%    2.5%   0%
 Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option      7%      6%      5%      4%      3%      0%
  3-Year Withdrawal Charge Option      7%      6%      5%      0%
  No Withdrawal Charge Option                          None

 All Contracts:
 Annual Contract Maintenance Charge                   $30**
 Transfer Fee                        up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Administrative   Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge        Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                    1.10%               0.19%                1.29%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                               1.40%               0.19%                1.59%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge
Option)                                                             1.40%               0.19%                1.59%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge
Option)                                                             1.50%               0.19%                1.69%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)            1.60%               0.19%                1.79%
----------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               0.20%* (up to 0.30% for Options added
 Enhanced Beneficiary Protection        in the future)
 (Annual Increase) Option               0.30%*
 Earnings Protection Death Benefit      0.25% (up to 0.35% for Options added
 Option (issue age 0-70)                in the future)
 Earnings Protection Death Benefit      0.40% (up to 0.50% for Options added
 Option (issue age 71-79)               in the future)

* For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.

                               13     PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and
Earnings                                                     Mortality and Expense  Administrative   Total Variable Account
Protection Death Benefit Option (issue age 71-79)                Risk Charge*       Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                    2.00%               0.19%                2.19%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                               2.30%               0.19%                2.49%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge
Option)                                                             2.30%               0.19%                2.49%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge
Option)                                                             2.40%               0.19%                2.59%
----------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)            2.50%               0.19%                2.69%
----------------------------------------------------------------------------------------------------------------------------

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      TrueReturn/SM/ Accumulation Benefit Option                   0.50%*
      --------------------------------------------------------------------

* Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome Withdrawal Benefit Option                         0.50%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome Plus Withdrawal Benefit Option                    0.65%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON EACH CONTRACT ANNIVERSARY)

      SureIncome For Life Withdrawal Benefit Option                0.65%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

** For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      --------------------------------------------------------------------

*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

                               14     PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      --------------------------------------------------------------------

*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses
- Mortality and Expense Risk Charge," below, for details.

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           PORTFOLIO ANNUAL EXPENSES

                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.35%    1.73%
 ------------------------------------------------------------------------------

(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2009 (except as otherwise noted).

EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

                               15     PROSPECTUS

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                                                             Allstate Advisor Preferred
                                                                                                    (with 5 Year
                                  Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,145 $2,173  $3,131   $5,679  $1,301 $2,464  $3,468   $5,890  $1,174 $2,168  $3,172   $5,894
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $1,013 $1,789  $2,516   $4,584  $1,169 $2,085  $2,863   $4,831  $1,042 $1,788  $2,568   $4,835
--------------------------------------------------------------------------------------------------------------------------

                                 Allstate Advisor Preferred             Allstate Advisor Preferred
                               (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                               1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $1,183   $2,194    $2,958     $5,963    $598     $1,799  $3,005   $6,042
--------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $1,051   $1,816    $2,357     $4,916    $467     $1,422  $2,407   $5,007
--------------------------------------------------------------------------------------------------------

EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                                                                             Allstate Advisor Preferred
                                                                                                    (with 5 Year
                                  Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $550  $1,663  $2,791   $5,679   $578  $1,742  $2,915   $5,890   $579  $1,743  $2,917   $5,894
--------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $418  $1,279  $2,176   $4,584   $446  $1,362  $2,311   $4,831   $447  $1,363  $2,313   $4,835
--------------------------------------------------------------------------------------------------------------------------

                                 Allstate Advisor Preferred             Allstate Advisor Preferred
                               (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                               1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $588    $1,769    $2,958     $5,963    $598     $1,799  $3,005   $6,042
--------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $456    $1,391    $2,357     $4,916    $467     $1,422  $2,407   $5,007
--------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                               16     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract.

THE CONTRACTS
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any

                               17     PROSPECTUS
payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant

                               18     PROSPECTUS
is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("Death Proceeds") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs

                               19     PROSPECTUS
it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

PURCHASES
--------------------------------------------------------------------------------
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For Allstate Advisor Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit

                               20     PROSPECTUS

Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                 ADDITIONAL CREDIT           CUMULATIVE PURCHASE
                ENHANCEMENT FOR LARGE      PAYMENTS LESS CUMULATIVE
                     CONTRACTS             WITHDRAWALS MUST EXCEED:
            0.50% of the purchase payment         $  500,000
            1.00% of the purchase payment         $1,000,000

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" below for details. The ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTs, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Money Market - Class IB Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information. CONTRACT VALUE
--------------------------------------------------------------------------------
On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR

                               21     PROSPECTUS

PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market - Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market - Class IB Sub-Account and into another investment alternative at any time

                               22     PROSPECTUS
thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB FACTORS
                       RIDER PERIOD    GUARANTEE GUARANTEE
                     (NUMBER OF YEARS) OPTION 1  OPTION 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                Guarantee Option:                         1
                Rider Period:                            15
                AB Factor:                             187.5%
                Rider Date:                            1/2/04
                Rider Maturity Date:                   1/2/19
                Benefit Base on Rider Date:            $50,000
                Benefit Base on rider Maturity Date:  $ 50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                           15
                 AB Factor:                            150.0%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments (and Credit
    Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income

                               23     PROSPECTUS
and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalance/SM/ Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

          GUARANTEE OPTION 1                     GUARANTEE OPTION 2
 -----------------------------------------------------------------------------
 *Model Portfolio Option 1              *Model Portfolio Option 2
 *TrueBalance Conservative Model        *TrueBalance Conservative Model
  Portfolio Option                       Portfolio Option
 *TrueBalance Moderately Conservative   *TrueBalance Moderately Conservative
  Model Portfolio Option                 Model Portfolio Option
 *Fidelity VIP Freedom Income Fund      *TrueBalance Moderate Model Portfolio
  Model Portfolio Option                 Option
 *Fidelity VIP Freedom 2010 Fund Model  *TrueBalance Moderately Aggressive
  Portfolio Option                       Model Portfolio Option
                                        *TrueBalance Aggressive Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom Income Fund
                                         Model Portfolio Option
                                        *Fidelity VIP Freedom 2010 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2020 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2030 Fund Model
                                         Portfolio Option
 -----------------------------------------------------------------------------

NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE ADDED TO THE TRUERETURN OPTION ON MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, MAY NOT BE USED WITH THE TRUERETURN OPTION. THE FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS UNDER GUARANTEE OPTION 1 AND GUARANTEE OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1,
2004). FOR GUARANTEE OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004), THE FIDELITY VIP FREEDOM FUNDS ARE PART OF THE AVAILABLE VARIABLE SUB-ACCOUNTS LISTED UNDER MODEL PORTFOLIO OPTION 2. PLEASE NOTE THAT ONLY CERTAIN FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE ABOVE.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from

                               24     PROSPECTUS
the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio
1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category/(1)/:

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
CATEGORY A

Putnam VT Money Market - Class IB Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account/(6)/
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(2)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/
--------------------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - Fundamental Equity Value Sub-Account/(8)/
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(6)/ Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account/(3)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Global Utilities - Class IB Sub-Account/(3)/
Putnam VT Voyager - Class IB Sub-Account
UIF Equity and Income, Class II Sub-Account/(2)(7)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class I Sub-Account &
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(4)(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/
--------------------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1) Fidelity VIP Freedom Income - Service Class 2 Sub-Account

                               25     PROSPECTUS

Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Global Health Care- Class IB Sub-Account/(3)/
Putnam VT New Opportunities - Class IB Sub-Account/(3)/
Putnam VT Vista - Class IB Sub-Account
UIF Capital Growth, Class I Sub-Account/(2)(4)/
UIF Capital Growth, Class II Sub-Account/(2)(4)/
UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(5)(7)/
--------------------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO
OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The Putnam VT Global Health Care - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(4)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account.

(5)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(6)Effective May 1, 2010, the following Portfolios changed their names:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                         Fund/VA
 -----------------------------------------------------------------------------

(7)Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:

        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
      THE UNIVERSAL INSTITUTIONAL           AIM VARIABLE INSURANCE FUNDS
              FUNDS, INC:                (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------

(8)Effective May 1, 2010, the following Portfolio changed its name:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

MODEL PORTFOLIO OPTION 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio

                               26     PROSPECTUS

Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category/(1)/:

                           MODEL PORTFOLIO OPTION 2
                     (RIDER DATE PRIOR TO OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account/(6)/
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(2)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/
--------------------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - Fundamental Equity Sub-Account/(8)/
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account/(3)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Global Utilities - Class IB Sub-Account/(3)/
UIF Equity and Income, Class II Sub-Account/(2)(7)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class I Sub-Account & UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(4)(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/
--------------------------------------------------------------------------------
CATEGORY D
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(6)/ Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Putnam VT Global Health Care - Class IB Sub-Account/(3)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account/(3)/
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Capital Growth, Class I Sub-Account
UIF Capital Growth, Class II Sub-Account/(2)(4)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(5)(7)/
--------------------------------------------------------------------------------

THE FOLLOWING VARIABLE SUB-ACCOUNTS ARE NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004): FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT AND FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT. INSTEAD, THE FIDELITY VIP FREEDOM FUNDS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS (SEE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE).

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The Putnam VT Global Health Care - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004.*

                               27     PROSPECTUS

(4)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(5)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(6)Effective May 1, 2010, the following Portfolios changed their names:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                         Fund/VA
 -----------------------------------------------------------------------------

(7)Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:

        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
      THE UNIVERSAL INSTITUTIONAL           AIM VARIABLE INSURANCE FUNDS
              FUNDS, INC:                (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------

(8)Effective May 1, 2010, the following Portfolio changed its name:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED.

Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)/(1)/:

                           MODEL PORTFOLIO OPTION 2
                   (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - Fundamental Equity Value Sub-Account/(6)/
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(5)/ Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account/(5)/
Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account

                               28     PROSPECTUS

Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(2)/
UIF Equity and Income, Class II Sub-Account/(2)(7)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class I Sub-Account & UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(3)(7)/
UIF U.S. Real Estate, Class II Sub-Account/(2) /
Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
UIF Capital Growth, Class I Sub-Account &
UIF Capital Growth, Class II Sub-Account/(2)(3)/
UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(4)(7)/
--------------------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(4)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5)Effective May 1, 2010, the following Portfolios changed their names:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                         Fund/VA
 -----------------------------------------------------------------------------

(6)Effective May 1, 2010, the following Portfolio changed its name:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------

(7)Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:

        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC:                    (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the

                               29     PROSPECTUS
allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.

CANCELLATION OF THE TRUERETURN OPTION.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 79 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("New Option"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and

                               30     PROSPECTUS
immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.

TERMINATION OF THE TRUERETURN OPTION.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS.

If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub-Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

   FIDELITY VIP FREEDOM FUNDS MODEL             FIDELITY VIP FREEDOM
           PORTFOLIO OPTIONS                         SUB-ACCOUNT
 -----------------------------------------------------------------------------
   Fidelity VIP Freedom Income Fund     Fidelity VIP Freedom Income - Service
        Model Portfolio Option                   Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2010 Fund Model    Fidelity VIP Freedom 2010 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2020 Fund Model    Fidelity VIP Freedom 2020 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2030 Fund Model    Fidelity VIP Freedom 2030 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------

The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

WITHDRAWAL BENEFIT OPTIONS
"Withdrawal Benefit Options" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.

SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option ("SureIncome Option"), which is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available

                               31     PROSPECTUS
for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

                               32     PROSPECTUS

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the

                               33     PROSPECTUS
sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then

                               34     PROSPECTUS
the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This death benefit option is described below under "Death of Owner or Annuitant" and in the DEATH BENEFITS section starting on page 79.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code
Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new

                               35     PROSPECTUS

SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to

                               36     PROSPECTUS
  the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code
Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

                               37     PROSPECTUS

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

DEATH OF OWNER OR ANNUITANT

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section (page 73) for more details on the SureIncome ROP Death Benefit.

TERMINATION OF THE SUREINCOME PLUS OPTION

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SureIncome Covered Life" is the oldest Contract Owner, or the oldest

                               38     PROSPECTUS

Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This Option is described below under "Death of Owner or Annuitant" and in the DEATH BENEFITS section starting on page 73.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.

We currently offer the following Withdrawal Benefit Factors:

                   ATTAINED AGE OF
               SUREINCOME COVERED LIFE WITHDRAWAL BENEFIT FACTOR
               ----------------------- -------------------------
                       50 - 59                     4%
                       60 - 69                     5%
                       70    +                     6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

                               39     PROSPECTUS

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of

                               40     PROSPECTUS
the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

DEATH OF OWNER OR ANNUITANT

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome

                               41     PROSPECTUS

ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the DEATH BENEFITS section page 73 for more details on the SureIncome ROP Death Benefit.

TERMINATION OF THE SUREINCOME FOR LIFE OPTION

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your

                               42     PROSPECTUS

Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                          * MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE FIRST MADE AVAILABLE IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION ON MAY 1, 2005. ANY TRUEBALANCE MODEL PORTFOLIOS OFFERED UNDER THE TRUEBALANCE ASSET ALLOCATION PROGRAM PRIOR TO MAY 1, 2005, MAY NOT BE USED IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1):

                                   Available
--------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account/(6)/
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - Fundamental Equity Sub-Account/(6)/
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(5)/ Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account/(5)/
Putnam VT Equity Income - Class IB Sub-Account

                               43     PROSPECTUS

Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(2)/
UIF Equity and Income, Class II Sub-Account/(2)(7)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF U.S. Mid Cap Value, Class I Sub-Account &
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(3)(7)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/
Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
UIF Capital Growth, Class I Sub-Account &
UIF Capital Growth, Class II Sub-Account/(2)(3)/
UIF Small Company Growth, Class II Sub-Account/(2)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(4)(7)/
--------------------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities -Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(4)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5)Effective May 1, 2010, the following Portfolios changed their names:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic
                                         Income Fund/VA
 -----------------------------------------------------------------------------

(6)Effective May 1, 2010, the following Portfolio changed its name:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------

(7)Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:

        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC:                    (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to

                               44     PROSPECTUS
the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.
You may allocate your purchase payments to up to 55 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617 OR GO TO
WWW.ACCESSALLSTATE.COM.

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 47 for information about Sub-Account and/or Portfolio liquidations, mergers and name changes.

PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio -    High total return with a secondary objective of
 Service Class 2                          principal preservation as the fund approaches its
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio -    High total return with a secondary objective of         FIDELITY MANAGEMENT &
 Service Class 2                          principal preservation as the fund approaches its      RESEARCH COMPANY
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio -    High total return with a secondary objective of
 Service Class 2                          principal preservation as the fund approaches its
                                          target date and beyond
-------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio -  High total return with a secondary objective of
 Service Class 2                          principal preservation
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio -    To achieve capital appreciation
 Service Class 2
-------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to the total return
 Service Class 2                          of common stocks publicly traded in the United
                                          States as represented by the Standard & Poor's
                                          500/(SM)/ Index (S&P 500(R))
-------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -         Long-term growth of capital
 Service Class 2
-------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income         Capital appreciation with current income as a
 Securities Fund - Class 2                secondary goal.
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
-------------------------------------------------------------------------------------------------FRANKLIN ADVISERS, INC.
FTVIP Franklin Large Cap Growth          Capital appreciation
 Securities Fund - Class 2
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth      Long-term capital growth.
 Securities Fund - Class 2/(1)/
-------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund -    Income
 Class 2
-------------------------------------------------------------------------------------------------
FTVIP Templeton Global Bond Securities   High current income, consistent with preservation of
 Fund - Class 2/(1)/                      capital, with capital appreciation as a secondary
                                          consideration.
-------------------------------------------------------------------------------------------------

                               45     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                    INVESTMENT ADVISER:
------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value           Long-term total return.                                  FRANKLIN ADVISORY SERVICES,
 Securities Fund - Class 2                                                                        LLC
------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Global Discovery            Capital appreciation
 Securities Fund - Class 2                                                                        FRANKLIN MUTUAL ADVISERS,
--------------------------------------------------------------------------------------------------LLC
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal
 Class 2
--------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets       Long-term capital appreciation.                          TEMPLETON ASSET
 Securities Fund - Class 2                                                                        MANAGEMENT LTD.
------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                                TEMPLETON INVESTMENT
 - Class 2                                                                                        COUNSEL, LLC
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. -           Long-term growth of capital and income without
 Fundamental Equity Portfolio/(8)/        excessive fluctuations in market value
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. -           High current income and the opportunity for capital
 Bond-Debenture Portfolio                 appreciation to produce a high total return             LORD, ABBETT & CO. LLC
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Growth    Long-term growth of capital and income without
 and Income Portfolio                     excessive fluctuations in market value
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Growth    Capital appreciation
 Opportunities Portfolio
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Inc. - Mid-Cap   Capital appreciation through investments, primarily
 Value Portfolio                          in equity securities, which are believed to be
                                          undervalued in the marketplace
--------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid-Cap Growth      Capital appreciation by investing in "growth type"
 Fund/VA - Service Shares/(6)/            companies.
--------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service   A high total investment return, which includes
 Shares                                   current income and capital appreciation in the
                                          value of its shares.
--------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service  High level of current income. As a secondary
 Shares                                   objective, the Portfolio seeks capital appreciation     OPPENHEIMERFUNDS, INC.
                                          when consistent with its primary objective.
--------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation         Capital appreciation by investing in securities of well-
 Fund/VA - Service Shares                 known, established companies.
--------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -  Long-term capital appreciation by investing a
 Service Shares                           substantial portion of assets in securities of foreign
                                          issuers, growth-type companies, cyclical industries
                                          and special situations that are considered to have
                                          appreciation possibilities.
--------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA -        A high level of current income from investment in
 Service Shares                           high-yield, lower-grade, fixed-income securities
                                          that the Fund's manager, OppenheimerFunds, Inc.,
                                          believes does not involve undue risk.
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -     High total return (which includes growth in the value
 Service Shares                           of its shares as well as current income) from equity
                                          and debt securities.
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.
 Fund(R)/VA - Service Shares
--------------------------------------------------------------------------------------------------
Oppenheimer Global Strategic Income      A high level of current income principally derived
 Fund/VA - Service Shares/(6)/            from interest on debt securities.
--------------------------------------------------------------------------------------------------

                               46     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
-------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of      To provide a balanced investment composed of a well
 Boston - Class IB                        diversified portfolio of value stocks and bonds,
                                          which produce both capital growth and current
                                          income.
-------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   A high level of long-term total return consistent with
 - Class IB                               preservation of capital.
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT Global Health Care Fund -      Capital appreciation.
 Class IB/(2)/                                                                                   PUTNAM INVESTMENT
-------------------------------------------------------------------------------------------------MANAGEMENT, LLC
Putnam VT High Yield Fund - Class IB     High current income. Capital growth is a secondary      ("PUTNAM MANAGEMENT")
                                          goal when consistent with achieving high current
                                          income.
-------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB         High current income consistent with what Putnam
                                          Management believes to be prudent risk.
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB      Long-term growth of capital and any increased
                                          income that results from this growth.
-------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB   As high a rate of current income as Putnam
                                          Management believes is consistent with
                                          preservation of capital and maintenance of
                                          liquidity.
-------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -       Long-term capital appreciation.
 Class IB/(2)/
-------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB/(2)/  Capital appreciation.
-------------------------------------------------------------------------------------------------
Putnam VT Global Utilities Fund - Class  Capital growth and current income.
 IB/(2)/
-------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB          Capital appreciation.
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I &  Long-term capital appreciation by investing primarily
 UIF Capital Growth Portfolio, Class      in growth-oriented equity securities of large
 II/(5)/                                  capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio,     High total return by investing primarily in fixed
 Class II                                 income securities of government and government-
                                          related issuers and, to a lesser extent, of corporate
                                          issuers in emerging market countries.                  MORGAN STANLEY INVESTMENT
-------------------------------------------------------------------------------------------------MANAGEMENT, INC./(4)/
UIF Equity and Income Portfolio, Class   Capital appreciation and current income.
 II/(7)/
-------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II Long-term capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II   Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio,      Long-term capital appreciation by investing primarily
 Class II                                 in growth-oriented equity securities of small
                                          companies.
-------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I & UIF U.S. Mid Cap Value Portfolio,    three to five years by investing in common stocks
 Class II/(5)(7)/                         and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------

                               47     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                              INVESTMENT ADVISER:
----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.                               VAN KAMPEN ASSET
 Portfolio, Class II/(7)/                                                                    MANAGEMENT
--------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in
 Class II/(7)/                            equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
--------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II/(7)/
--------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(3)(7)/
--------------------------------------------------------------------------------------------

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Global Health Care - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Global Utilities - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances as Van Kampen.

(5) The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II and the UIF U.S. Mid Cap Value Portfolio, Class II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I and the UIF U.S. Mid Cap Value Portfolio, Class I. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(6) Effective May 1, 2010, the following Portfolios changed their names:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                         Fund/VA
 -----------------------------------------------------------------------------

(7) Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:

        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
      THE UNIVERSAL INSTITUTIONAL           AIM VARIABLE INSURANCE FUNDS
              FUNDS, INC:                (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------

(8) Effective May 1, 2010, the following Portfolio changed its name:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A

                               48     PROSPECTUS

VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
THE TRUEBALANCE ASSET ALLOCATION PROGRAM ("TRUEBALANCE PROGRAM") IS NO LONGER OFFERED FOR NEW ENROLLMENTS. IF YOU ENROLLED IN THE TRUEBALANCE PROGRAM PRIOR TO JANUARY 31, 2008, YOU MAY REMAIN IN THE PROGRAM. IF YOU TERMINATE YOUR ENROLLMENT OR OTHERWISE TRANSFER YOUR CONTRACT VALUE OUT OF THE PROGRAM, YOU MAY NOT RE-ENROLL.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any

                               49     PROSPECTUS
new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, ARE NOT AVAILABLE WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITHOUT THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance

                               50     PROSPECTUS
program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 57.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
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from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market Variable Sub- Account in this manner may not be consistent with the theory of dollar cost averaging described on page 57.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative.

                               51     PROSPECTUS

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "Guarantee Period Account" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Standard Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Plus and Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-Day Window"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year

                               52     PROSPECTUS
  to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with ALLSTATE ADVISOR PLUS and ALLSTATE ADVISOR PREFERRED CONTRACTS.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Market Value Adjusted Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your sales representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed

                               53     PROSPECTUS

Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

                               54     PROSPECTUS

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.


                               55     PROSPECTUS

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

                               56     PROSPECTUS

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income - Class IB Sub-Account and 60% to be in the Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income - Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income
   - Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

EXPENSES
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As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

..   for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

                               57     PROSPECTUS

..   for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                    ALLSTATE ADVISOR                   1.10%
                    ----------------------------------------
                    ALLSTATE ADVISOR PLUS              1.40%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (5-YEAR WITHDRAWAL CHARGE OPTION)  1.40%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (3-YEAR WITHDRAWAL CHARGE OPTION)  1.50%
                    ----------------------------------------
                    ALLSTATE ADVISOR PREFERRED
                    (NO WITHDRAWAL CHARGE OPTION)      1.60%
                    ----------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

   The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

                               58     PROSPECTUS

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to
May 1, 2003, the annual Rider Fee is 0.25%. The current annual

                               59     PROSPECTUS

Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the "SureIncome Option Fee"), the SureIncome Plus Option (the "SureIncome Plus Option Fee"), and the SureIncome For Life Option (the "SureIncome For Life Option Fee"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "Withdrawal Benefit Option Fees". "Withdrawal Benefit Option Fee" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be

                               60     PROSPECTUS
equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 13. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 51 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

                               61     PROSPECTUS

ALL CONTRACTS

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"Due Proof " includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"Due Proof " includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"Unemployment Compensation" means unemployment compensation received from a unit of state or federal government in the U.S. "Due Proof " includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even

                               62     PROSPECTUS
if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses see page 13. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, receives compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
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WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 64.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 51.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

                               63     PROSPECTUS

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving

                               64     PROSPECTUS

Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

                               65     PROSPECTUS

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

PAYOUT WITHDRAWAL

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

                               66     PROSPECTUS

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                    Number of Complete Years Since We Received the Purchase
                                    Payment Being Withdrawn/Applicable Charge:
  CONTRACT:                          0      1      2      3      4      5     6     7    8+
  -------------------------------------------------------------------------------------------
  Allstate Advisor                    7%     7%     6%     5%     4%     3%   2%     0%  0%
  Allstate Advisor Plus             8.5%   8.5%   8.5%   7.5%   6.5%   5.5%   4%   2.5%  0%
  Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option     7%     6%     5%     4%     3%     0%
  3-Year Withdrawal Charge Option     7%     6%     5%     0%
  No Withdrawal Charge Option                         None

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this

                               67     PROSPECTUS
amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("Income Protection Diversification Requirement"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement/(1)/:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income

                               68     PROSPECTUS
payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

   Fidelity VIP Freedom Income - Service Class 2 Sub-Account

   FTVIP Franklin U.S. Government - Class 2 Sub-Account

   Oppenheimer Core Bond/VA - Service Shares Sub-Account

   Oppenheimer Global Strategic Income/VA - Service Shares Sub-Account/(6)/

   Putnam VT Income - Class IB Sub-Account

   Putnam VT Money Market - Class IB Sub-Account

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

   Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account

   Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account

   Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account

   Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account

   Fidelity VIP Index 500 - Service Class 2 Sub-Account

   Fidelity VIP Mid Cap - Service Class 2 Sub-Account

   FTVIP Franklin Income Securities - Class 2 Sub-Account

   FTVIP Franklin Growth and Income Securities -Class 2 Sub-Account

   FTVIP Franklin Large Cap Growth Securities -Class 2 Sub-Account

   FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account

   FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

   FTVIP Mutual Shares Securities - Class 2 Sub-Account

   FTVIP Templeton Foreign Securities - Class 2 Sub-Account

   Lord Abbett Series - Fundamental Equity Sub-Account/(7)/

   Lord Abbett Series - Bond-Debenture Sub-Account

   Lord Abbett Series - Growth and Income Sub-Account

   Lord Abbett Series - Growth Opportunities Sub-Account

   Lord Abbett Series - Mid-Cap Value Sub-Account

   Oppenheimer Balanced/VA - Service Shares Sub-Account

   Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

   Oppenheimer Global Securities/VA - Service Shares Sub-Account

   Oppenheimer High Income/VA Sub-Account

   Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

   Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

   Putnam VT Equity Income - Class IB Sub-Account

   Putnam VT Global Asset Allocation - Class IB Sub-Account

   Putnam VT Growth and Income - Class IB Sub-Account

   Putnam VT High Yield - Class IB Sub-Account

   Putnam VT International Equity - Class IB Sub-Account

   Putnam VT Investors - Class IB Sub-Account

   Putnam VT Research - Class IB Sub-Account/(5)/

   Putnam VT The George Putnam Fund of Boston -Class IB Sub-Account

   Putnam VT Global Utilities - Class IB Sub-Account/(5)/

   Putnam VT Voyager - Class IB Sub-Account

   Van Kampen LIT Comstock, Class II Sub-Account/(8)/

   Van Kampen LIT Growth and Income, Class II Sub-Account/(8)/

   UIF Equity and Income, Class II Sub-Account/(4)(8)/

   UIF Capital Growth, Class II Sub-Account (Class I & II)/(2)(4)/

   UIF Global Franchise, Class II Sub-Account/(4)/

   UIF U.S. Mid Cap Value, Class II Sub-Account (Class I & II)/(2)(4)(8)/

   UIF U.S. Real Estate, Class II Sub-Account/(4)/


                               69     PROSPECTUS

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

   Fidelity VIP Growth Stock - Service Class 2 Sub-Account

   FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

   Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(6)/

   Putnam VT Global Health Care - Class IB Sub-Account/(5)/

   Putnam VT New Opportunities - Class IB Sub-Account/(5)/

   Putnam VT Vista - Class IB Sub-Account

   UIF Emerging Markets Debt, Class II Sub-Account/(4) /

   UIF Mid Cap Growth, Class II Sub-Account/(4) /

   UIF Small Company Growth, Class II Sub-Account/(4) /

   Van Kampen LIT Capital Growth, Class II Sub-Account/(8)/

   Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(3)(8)/

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account, and the FTVIP Templeton Global Bond Securities - Class 2 Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolios in accordance with that program.*

(2)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may only invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(3)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)Effective October 1, 2004, the Putnam VT Global Health Care - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, and the Putnam VT Global Utilities - Class IB Sub-Account closed to new investments.*

(6)Effective May 1, 2010, the following Portfolios changed their names:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                         Fund/VA
 -----------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                         Fund/VA
 -----------------------------------------------------------------------------

(7)Effective May 1, 2010, the following Portfolio changed its name:

             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
  Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------

(8)Subject to shareholder approval, certain portfolios of The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:

        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC:                    (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 UIF Equity and Income Portfolio,       Invesco Van Kampen V.I. Equity and
  Class II                               Income Fund - Series II
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class I                                Fund - Series I
 -----------------------------------------------------------------------------
 UIF U.S. Mid Cap Value Portfolio -     Invesco Van Kampen V.I. Mid Cap Value
  Class II                               Fund - Series II
 -----------------------------------------------------------------------------

                                            AIM VARIABLE INSURANCE FUNDS
   VAN KAMPEN LIFE INVESTMENT TRUST:     (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
 Van Kampen LIT Capital Growth          Invesco Van Kampen V.I. Capital
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Comstock Portfolio -    Invesco Van Kampen V.I. Comstock Fund
  Class II                               - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Growth and Income       Invesco Van Kampen V.I. Growth and
  Portfolio - Class II                   Income Fund - Series II
 -----------------------------------------------------------------------------
 Van Kampen LIT Mid Cap Growth          Invesco Van Kampen V.I. Mid Cap
  Portfolio - Class II                   Growth Fund - Series II
 -----------------------------------------------------------------------------

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time.

                               70     PROSPECTUS

Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

We refer to the issue date of the option as the "Rider Date." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "Income Base" is calculated, which is used only for the purpose of calculating the "Guaranteed Retirement Income Benefit" and the appropriate "Rider Fee," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

   . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

                               71     PROSPECTUS

   . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "Guaranteed Retirement Income Benefit" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1,
2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1,
    2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

CALCULATION OF INCOME BASE.

On the Rider Date, the "RIG 1 Income Base" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 Withdrawal Adjustment" is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for Allstate Advisor
    Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

                               72     PROSPECTUS

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 Income Base" is defined as the greater of "Income Base A" or "Income Base B."

"Income Base A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "Income Base B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

DEATH BENEFITS
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DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "Complete Request for Settlement," a claim for distribution of the Death Proceeds must include "Due Proof of Death" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"Death Proceeds" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "Death Benefit."

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the

                               73     PROSPECTUS
  right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Enhanced Beneficiary Protection (Annual Increase) Option

..   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "Death Benefit" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected);

..   The Enhanced Beneficiary Protection (Annual Increase) Option (if selected);
    or

..   The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* THE SUREINCOME ROP DEATH BENEFIT UNDER THE SUREINCOME FOR LIFE OPTION IS ONLY INCLUDED IN THE CALCULATION OF THE DEATH BENEFIT UPON THE DEATH OF THE SUREINCOME COVERED LIFE. IF A CONTRACT OWNER, ANNUITANT OR CO-ANNUITANT WHO IS NOT THE SUREINCOME COVERED LIFE DIES, THE SUREINCOME ROP DEATH BENEFIT IS NOT APPLICABLE.

The "ROP Death Benefit" is equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.

The "MAV Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 73), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for

                               74     PROSPECTUS

Allstate Advisor Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and withdrawals); or

..   The date we next determine the Death Proceeds.

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for Allstate Advisor
    Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 76, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Allstate Advisor Plus Contracts); or

..   The date we next determine the Death Proceeds.

EARNINGS PROTECTION DEATH BENEFIT OPTION.

The "Earnings Protection Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if

                               75     PROSPECTUS
he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   100% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for Allstate Advisor Plus Contracts) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   50% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "Excess-of-Earnings Withdrawals" made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 77 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;

..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 77, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

                               76     PROSPECTUS

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that

                               77     PROSPECTUS
we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "Annual Required Distribution" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

DEATH OF ANNUITANT

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market
- Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

                               78     PROSPECTUS

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

                               79     PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

..   The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

..   The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

..   The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

..   On the date CSP is terminated as described above; or

..   Upon the death of the Annuitant; or

..   Upon the death of the Co-Annuitant; or

..   On the date the Contract is terminated; or

..   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

..   The CSP Conditions are met.

   . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

   .   We have received proof satisfactory to us that the Co-Annuitant has died.

   . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth

                               80     PROSPECTUS

      IRA, or Custodial Simplified Employee Pension IRA, and

   . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

..   The Co-Annuitant was the legal spouse of the Annuitant on the date of
    Annuitant's death.

..   The Owner does not thereafter name a new Co-Annuitant; and

..   The Owner of the Custodial traditional IRA, Custodial Roth IRA, or
    Custodial Simplified Employee Pension IRA remains the Custodian; and

..   The Contract may only be continued once.

MORE INFORMATION
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we

                               81     PROSPECTUS
receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
(1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and
(4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid

                               82     PROSPECTUS
pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following:
Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the

                               83     PROSPECTUS
adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.


TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for

                               84     PROSPECTUS
receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the

                               85     PROSPECTUS

  Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

                               86     PROSPECTUS

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such

                               87     PROSPECTUS
as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

                               88     PROSPECTUS

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified

                               89     PROSPECTUS
charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form

                               90     PROSPECTUS

5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               91     PROSPECTUS

Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2009, is incorporated herein by reference, which means that it is legally a part of this prospectus.

All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

                               92     PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
       ---------------------------------------------------------------------
       THE CONTRACTS
       ---------------------------------------------------------------------
       CALCULATION OF ACCUMULATION UNIT VALUES
       ---------------------------------------------------------------------
       CALCULATION OF VARIABLE INCOME PAYMENTS
       ---------------------------------------------------------------------

--------------------------------------------------------------------------------

                       GENERAL MATTERS
                       ---------------------------------
                       EXPERTS
                       ---------------------------------
                       FINANCIAL STATEMENTS
                       ---------------------------------
                       APPENDIX A
                       ---------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               93     PROSPECTUS

APPENDIX A
ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

                                                                             Advisor Preferred
Feature                  Advisor           Advisor Plus      ----------------------------------------------------
                                                             5-year Withdrawal  3-year Withdrawal  No Withdrawal
                                                              Charge Option      Charge Option     Charge Option
-                  -                    -                    ----------------------------------------------------
                                        up to 5% depending
                                        on issue age and
                                        amount of purchase
Credit Enhancement        None          payments                   None               None            None
-----------------------------------------------------------------------------------------------------------------
Mortality and
Expense
Risk Charge
(Base Contract)           1.10%                1.40%               1.40%              1.50%           1.60%
-----------------------------------------------------------------------------------------------------------------
Withdrawal Charge
(% of purchase                          8.5/ 8.5/ 8.5/ 7.5/
payment)           7/ 7/ 6/ 5/ 4/ 3/ 2    6.5/ 5.5/ 4/2.5      7/ 6/ 5/ 4/ 3         7/ 6/ 5          None
-----------------------------------------------------------------------------------------------------------------
                   Confinement,         Confinement,         Confinement,       Confinement,
Withdrawal Charge  Terminal Illness,    Terminal Illness,    Terminal Illness,  Terminal Illness,
Waivers            Unemployment         Unemployment         Unemployment       Unemployment           N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                                        DCA Fixed Account
                                              Option
-----------------------------------------------------------------------------------------------------
                                                                Advisor Preferred
                      Advisor     Advisor Plus   ----------------------------------------------------
                                                      5-Year             3-Year
                                                 Withdrawal Charge  Withdrawal Charge  No Withdrawal
                                                      Option             Option        Charge Option
-                  -              -              ----------------------------------------------------
                   3 to 6-month   3 to 6-month    3 to 6-month       3 to 6-month          N/A
Transfer Periods   ----------------------------------------------------------------------------------
                   7 to 12-month  7 to 12-month   7 to 12-month      7 to 12-month         N/A

                               Standard Fixed Account Option (some options not available in all states)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        Advisor Preferred
                                  Advisor                 AdvisorPlus -----------------------------------------------------
                                                                           5-Year            3-Year              No
                                                                      Withdrawal Charge Withdrawal Charge Withdrawal Charge
                                                                           Option            Option            Option
--------------------                                      -           -----------------------------------------------------
                                  1-year                      N/A            N/A               N/A               N/A
                   --------------------------------------------------------------------------------------------------------
                                  3-year*                     N/A            N/A               N/A               N/A
Guarantee Periods  --------------------------------------------------------------------------------------------------------
                                  5-year*                     N/A            N/A               N/A               N/A
                   --------------------------------------------------------------------------------------------------------
                                  7-year*                     N/A            N/A               N/A               N/A

* Available only in states in which the MVA Fixed Account Option is not offered.

                               94     PROSPECTUS

                  MVA Fixed Account Option (not available in all states)**
--------------------------------------------------------------------------------------------------
                                                           Advisor Preferred
                   Advisor  Advisor Plus  --------------------------------------------------------
                                               5-Year             3-Year               No
                                          Withdrawal Charge  Withdrawal Charge  Withdrawal Charge
                                               Option             Option             Option
-                  -        -             --------------------------------------------------------
                   3-year     3-year          3-year             3-year             3-year
                   -------------------------------------------------------------------------------
                   5-year     5-year          5-year             5-year             5-year
Guarantee Periods  -------------------------------------------------------------------------------
                   7-year     7-year          7-year             7-year             7-year
                   -------------------------------------------------------------------------------
                   10-year    10-year         10-year            10-year            10-year

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

                               95     PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                EXAMPLES OF MARKET VALUE ADJUSTMENT
Purchase Payment:  $10,000 allocated to a Market Value Adjusted
                   Fixed Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*

              EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.20%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [.045 - (.042 + .0025)] X 2
                                           = .0009
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment
                                       =   .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received  =   $11,411.66 - $510 + $10.27 =
 by Contract owner as a result of          $10,911.93
 full withdrawal at the end of
 Contract Year 3:

                               96     PROSPECTUS

                EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.80%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [(.045 - (.048 + .0025)] X
                                           (2) = -.0099
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   -.0099 X $11,411.66 = -($112.98)
Step 5: Calculate the amount received  =   $11,411.66 - $510 - $112.98 =
 by Contract owner as a result of          $10,788.68
 full withdrawal at the end of
 Contract Year 3:

* These examples assume the election of the Allstate Advisor Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under Allstate Advisor Plus and Allstate Advisor Preferred Contracts, which have different expenses and withdrawal charges.

                               97     PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

       Adjusted age of Annuitant on the Payout Start Date:   65
       ------------------------------------------------------------------
       Sex of Annuitant:                                     male
       ------------------------------------------------------------------
       Income Plan selected:                                 1
       ------------------------------------------------------------------
       Payment frequency:                                    monthly
       ------------------------------------------------------------------
       Amount applied to variable income payments under the
       Income Plan:                                          $100,000.00
       ------------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                     3%
----------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment:  85% of the initial variable a mount income value
----------------------------------------------------------------------------------------------

STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               98     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                       Income Benefit Amount
                                                                  -------------------------------
                                                                                       5%
                                                                                Roll-Up Value**
                                                                               ------------------
                             Beginning                 Contract     Maximum     Advisor
              Type of         Contract  Transaction  Value After  Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence     Value     Preferred   Plus
-------------------------------------------------------------------------------------------------
1/1/04  Contract Anniversary $   55,000            _ $     55,000 $     55,000 $   52,500 $54,600
-------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $     41,250 $   40,176 $41,859
-------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


----------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                         (a)
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                            (b)
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                            (c)
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                        [(a)/(b)]*(c)
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit
----------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
----------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                   (a)
----------------------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                            (b)
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                      (c)
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                              (d)
----------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)  (e)=(d) * 1.05^ -0.5
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                  (b')=(b) - (d)
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                         (c')=(c) - (e)
----------------------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                    (a')=(a) - (d)
----------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                      (a')/(b')*(c')
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                   (b') - (a')
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2
----------------------------------------------------------------------------------------------------------------

                                                                                          Advisor and Preferred  Plus
-----------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                        $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                           $60,000        $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                           $55,000        $55,000
-----------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                            $13,750        $13,750
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                          $41,250        $41,250
-----------------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
-----------------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                  $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                           $60,000        $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                     $53,786        $55,937
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                             $2,625         $2,730
-----------------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)         $2,562         $2,664
-----------------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                      $57,375        $57,270
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                             $51,224        $53,273
-----------------------------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                        $12,375        $12,270
-----------------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                          $11,048        $11,414
-----------------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                      $45,000        $45,000
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                                             $40,176        $41,859
-----------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

                               99     PROSPECTUS

APPENDIX E WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                                   Death Benefit Amount
                                                                  ------------------------------------------------------
                                                                        Purchase                          Enhanced
                                                                     Payment Value                  Beneficiary Value**
                                                                  --------------------              --------------------
                             Beginning                 Contract                          Maximum
              Type of         Contract  Transaction  Value After  Advisor and          Anniversary  Advisor and
 Date        Occurrence        Value       Amount     Occurrence   Preferred    Plus      Value      Preferred    Plus
------------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $     50,000 $52,000 $     55,000 $     52,500 $54,600
------------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $     37,500 $39,000 $     41,250 $     40,339 $41,953
------------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                                        Advisor and Preferred
------------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)              $50,000
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $12,500
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $37,500
------------------------------------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)              $55,000
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $13,750
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $41,250
------------------------------------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) BENEFIT**
------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)              $15,000
------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)              $60,000
------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                       (c)              $53,786
------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)         $13,446
------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                         $40,339
------------------------------------------------------------------------------------------------------------------------------

                                                                                          Plus
------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $52,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,000
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $39,000
------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $55,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,250
------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) BENEFIT**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                  $55,937
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,984
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,953
------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase)
  Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                              100     PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
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The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                       $100,000
                                                   =   ($100,000+ $0 -$0)
In-Force Earnings                                      $25,000
                                                   =   ($125,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40% * $25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

  Excess of Earnings Withdrawals                         $5,000
                                                     =   ($10,000-$5,000)
  Purchase Payments in the 12 months prior to death  =   $0
  In-Force Premium                                       $95,000
                                                     =   ($100,000+$0-$5,000)
  In-Force Earnings                                      $19,000
                                                     =   ($114,000-$95,000)
  EARNINGS PROTECTION DEATH BENEFIT**                =   40%*$19,000=$7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death

                              101     PROSPECTUS

Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                         $30,000
                                                   =   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                       $120,000
                                                   =   ($110,000+$40,000-$30,000)
In-Force Earnings                                      $20,000
                                                   =   ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

* *If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACT.

EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

  Excess of Earnings Withdrawals                     =   $0
  Purchase Payments in the 12 months prior to death  =   $0
  In-Force Premium                                       $100,000
                                                     =   ($100,000+$0-$0)
  In-Force Earnings                                      $50,000
                                                     =   ($150,000-$100,000)
  EARNINGS PROTECTION DEATH BENEFIT**                =   40%*$50,000=$20,000
  Contract Value                                     =   $150,000
  Death Benefit                                      =   $160,000
  Earnings Protection Death Benefit                  =   $20,000
  Continuing Contract Value                              $180,000
                                                     =   ($160,000+$20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                              102     PROSPECTUS

APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
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Issue Date: January 2, 2005

Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)

                                                                   Benefit Base
                                                                -------------------
                                                                     Purchase
                                                                   Payment Value
                                                                -------------------
                              Beginning              Contract
              Type of         Contract  Transaction Value After Advisor and
 Date        Occurrence         Value     Amount    Occurrence   Preferred   Plus
-----------------------------------------------------------------------------------
1/2/06  Contract Anniversary   $55,000       _        $55,000     $50,000   $52,000
-----------------------------------------------------------------------------------
7/2/06   Partial Withdrawal    $60,000    $15,000     $45,000     $37,500   $39,000
-----------------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                              Advisor and
                                                                               Preferred   Plus
-------------------------------------------------------------------------------------------------
BENEFIT BASE
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                           (a)         $15,000   $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal              (b)         $60,000   $60,000
-------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal       (c)         $50,000   $52,000
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                          [(a)/(b)]*(c)    $12,500   $13,000
-------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                           $37,500   $39,000
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* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                              103     PROSPECTUS

APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
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Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

                              104     PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                              105     PROSPECTUS

APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
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Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

                              106     PROSPECTUS

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

                              107     PROSPECTUS

APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
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Example 1: Assume you purchase an Allstate Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

                              108     PROSPECTUS

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

                              109     PROSPECTUS

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

                              110     PROSPECTUS

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                              111     PROSPECTUS

APPENDIX K - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.

All of the Variable Sub-Accounts shown below were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Mid Cap Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, UIF Equity and Income, Class II Sub-Account, UIF Capital Growth, Class I Sub-Account and UIF Capital Growth, Class II Sub-Account, and UIF U.S. Mid Cap Value, Class I Sub-Account and UIF U.S. Mid Cap Value, Class II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500
- Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Global Discovery Securities Fund - Class 2 Sub-Account and UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund
- Class IB Sub-Account which was first offered under the Contracts on February 13, 2009.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:

  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2009
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)        SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -----------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA             Oppenheimer Small- & Mid-Cap Growth
                                        Fund/VA
 Oppenheimer Strategic Bond Fund/VA     Oppenheimer Global Strategic Income
                                        Fund/VA
 Lord Abbett Series Fund Inc. - All     Lord Abbett Series Fund Inc. -
 Value Portfolio                        Fundamental Equity Portfolio
 -----------------------------------------------------------------------------

On February 13, 2009, the Putnam VT New Value Fund - Class IB reorganized into the Putnam VT Equity Income Fund - Class IB. As a result, the Putnam VT New Value Fund - Class IB Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available during part of 2009.

                              112     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.291       516,451
                                                               2007       $10.291      $11.915     1,004,070
                                                               2008       $11.915       $6.740     1,144,313
                                                               2009        $6.740       $9.013     1,143,620
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.483        24,455
                                                               2007       $10.483      $11.218        70,102
                                                               2008       $11.218       $8.287       116,207
                                                               2009        $8.287      $10.139       172,093
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.513        54,334
                                                               2007       $10.513      $11.411       128,871
                                                               2008       $11.411       $7.569       140,536
                                                               2009        $7.569       $9.604       203,822
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.522        14,031
                                                               2007       $10.522      $11.536        28,063
                                                               2008       $11.536       $7.040        56,210
                                                               2009        $7.040       $9.116        73,240
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.373        16,899
                                                               2007       $10.373      $10.845        48,727
                                                               2008       $10.845       $9.559        65,357
                                                               2009        $9.559      $10.817        76,108
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.766        19,226
                                                               2007        $9.766      $11.790        53,608
                                                               2008       $11.790       $6.427        72,235
                                                               2009        $6.427       $9.163        57,801
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.846        45,567
                                                               2007       $10.846      $11.260       270,300
                                                               2008       $11.260       $6.985       264,109
                                                               2009        $6.985       $8.708       239,770
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.899       102,347
                                                               2007        $9.899      $11.269       251,766
                                                               2008       $11.269       $6.718       256,868
                                                               2009        $6.718       $9.267       223,401
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2002       $10.000      $10.860         4,339
                                                               2003       $10.860      $13.475       576,019
                                                               2004       $13.475      $14.713     1,237,251
                                                               2005       $14.713      $15.034     1,509,644
                                                               2006       $15.034      $17.328     1,376,859
                                                               2007       $17.328      $16.469     1,236,047
                                                               2008       $16.469      $10.543     1,065,952
                                                               2009       $10.543      $13.170       897,010

                              113     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.263       550,454
                                                                  2005       $11.263      $11.297     2,186,987
                                                                  2006       $11.297      $13.185     3,300,784
                                                                  2007       $13.185      $13.503     4,027,508
                                                                  2008       $13.503       $9.376     3,310,458
                                                                  2009        $9.376      $12.550     2,996,804
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.533        43,535
                                                                  2005       $10.533      $10.508       812,179
                                                                  2006       $10.508      $11.503     1,735,490
                                                                  2007       $11.503      $12.061     2,114,492
                                                                  2008       $12.061       $7.795     1,887,340
                                                                  2009        $7.795       $9.982     1,654,042
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.545           882
                                                                  2003       $11.545      $15.641        21,349
                                                                  2004       $15.641      $17.211        21,824
                                                                  2005       $17.211      $17.803        21,130
                                                                  2006       $17.803      $19.101        20,318
                                                                  2007       $19.101      $20.973        17,140
                                                                  2008       $20.973      $11.904        19,245
                                                                  2009       $11.904      $16.871        13,500
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.235         2,864
                                                                  2003       $11.235      $14.653       211,298
                                                                  2004       $14.653      $17.899       454,938
                                                                  2005       $17.899      $19.217       704,731
                                                                  2006       $19.217      $22.191       787,501
                                                                  2007       $22.191      $21.382       728,134
                                                                  2008       $21.382      $14.137       614,342
                                                                  2009       $14.137      $18.024       529,315
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.274       268,158
                                                                  2005       $10.274      $10.385       454,107
                                                                  2006       $10.385      $10.664       553,564
                                                                  2007       $10.664      $11.221       643,995
                                                                  2008       $11.221      $11.917       756,472
                                                                  2009       $11.917      $12.127       776,465
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $11.041       179,990
                                                                  2007       $11.041      $12.189       443,786
                                                                  2008       $12.189       $8.608       486,057
                                                                  2009        $8.608      $10.478       507,819

                              114     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.333         6,303
                                                                      2003       $10.333      $12.765       442,689
                                                                      2004       $12.765      $14.192     1,161,162
                                                                      2005       $14.192      $15.488     1,757,967
                                                                      2006       $15.488      $18.099     2,186,968
                                                                      2007       $18.099      $18.486     2,266,150
                                                                      2008       $18.486      $11.476     1,861,389
                                                                      2009       $11.476      $14.279     1,641,649
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $11.243           112
                                                                      2003       $11.243      $16.979        43,987
                                                                      2004       $16.979      $20.902       127,960
                                                                      2005       $20.902      $26.292       215,039
                                                                      2006       $26.292      $33.244       254,473
                                                                      2007       $33.244      $42.259       259,442
                                                                      2008       $42.259      $19.728       230,730
                                                                      2009       $19.728      $33.609       208,582
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.484         1,995
                                                                      2003       $10.484      $13.683       141,338
                                                                      2004       $13.683      $16.009       352,761
                                                                      2005       $16.009      $17.410       841,251
                                                                      2006       $17.410      $20.872     1,384,661
                                                                      2007       $20.872      $23.785     1,600,147
                                                                      2008       $23.785      $13.998     1,393,105
                                                                      2009       $13.998      $18.936     1,204,940
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.730         1,065
                                                                      2003       $10.730      $12.969        27,419
                                                                      2004       $12.969      $14.688        28,702
                                                                      2005       $14.688      $14.052        29,443
                                                                      2006       $14.052      $15.643        24,121
                                                                      2007       $15.643      $17.139        24,104
                                                                      2008       $17.139      $17.968        21,379
                                                                      2009       $17.968      $21.050        15,757
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.920        15,276
                                                                      2005       $10.920      $11.529       148,760
                                                                      2006       $11.529      $13.047       258,059
                                                                      2007       $13.047      $13.743       281,424
                                                                      2008       $13.743       $9.676       252,224
                                                                      2009        $9.676      $12.033       221,340
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                                      2004       $10.000      $10.370        81,198
                                                                      2005       $10.370      $10.371       533,540
                                                                      2006       $10.371      $11.192       959,024
                                                                      2007       $11.192      $11.731     1,203,223
                                                                      2008       $11.731       $9.549       982,893
                                                                      2009        $9.549      $12.660       854,149

                              115     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1

                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.904       142,509
                                                             2005       $10.904      $11.114       674,689
                                                             2006       $11.114      $12.866       977,874
                                                             2007       $12.866      $13.135     1,131,948
                                                             2008       $13.135       $8.243       923,149
                                                             2009        $8.243       $9.675       791,390
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.153        16,581
                                                             2005       $11.153      $11.518       103,190
                                                             2006       $11.518      $12.268       307,914
                                                             2007       $12.268      $14.685       401,093
                                                             2008       $14.685       $8.952       360,805
                                                             2009        $8.952      $12.861       300,712
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.136       136,025
                                                             2005       $11.136      $11.896       867,902
                                                             2006       $11.896      $13.179     1,058,446
                                                             2007       $13.179      $13.084     1,096,947
                                                             2008       $13.084       $7.832       921,170
                                                             2009        $7.832       $9.789       759,217
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2002       $10.000      $10.069         1,697
                                                             2003       $10.069      $12.468       147,767
                                                             2004       $12.468      $14.698       230,665
                                                             2005       $14.698      $16.248       310,149
                                                             2006       $16.248      $16.472       334,836
                                                             2007       $16.472      $17.240       269,795
                                                             2008       $17.240       $8.643       234,531
                                                             2009        $8.643      $11.284       198,239
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2002       $10.000      $10.706         2,115
                                                             2003       $10.706      $13.176       259,159
                                                             2004       $13.176      $14.280       562,275
                                                             2005       $14.280      $14.614       694,753
                                                             2006       $14.614      $15.992       687,270
                                                             2007       $15.992      $16.335       626,947
                                                             2008       $16.335       $9.092       534,080
                                                             2009        $9.092      $10.913       442,615
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                             2004       $10.000      $10.118        16,015
                                                             2005       $10.118      $10.221       198,046
                                                             2006       $10.221      $10.587     1,022,486
                                                             2007       $10.587      $10.877     1,758,893
                                                             2008       $10.877       $6.541     1,767,178
                                                             2009        $6.541       $7.041     1,796,199

                              116     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                               2003       $10.000      $12.323       250,178
                                                               2004       $12.323      $12.968       723,531
                                                               2005       $12.968      $13.424     1,303,079
                                                               2006       $13.424      $14.269     1,418,096
                                                               2007       $14.269      $16.036     1,252,093
                                                               2008       $16.036       $8.601     1,194,919
                                                               2009        $8.601      $12.239       987,395
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.157            45
                                                               2003       $10.157      $14.323       200,904
                                                               2004       $14.323      $16.808       384,682
                                                               2005       $16.808      $18.924       533,061
                                                               2006       $18.924      $21.924       560,411
                                                               2007       $21.924      $22.956       551,050
                                                               2008       $22.956      $13.521       457,046
                                                               2009       $13.521      $18.599       380,350
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.670         1,293
                                                               2003       $10.670      $13.039       199,763
                                                               2004       $13.039      $13.995       512,385
                                                               2005       $13.995      $14.092       642,887
                                                               2006       $14.092      $15.194       651,221
                                                               2007       $15.194      $14.926       646,720
                                                               2008       $14.926       $3.157     1,119,834
                                                               2009        $3.157       $3.925     1,062,342
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.186         4,827
                                                               2003       $10.186      $12.713       432,829
                                                               2004       $12.713      $13.696       752,941
                                                               2005       $13.696      $14.296     1,271,750
                                                               2006       $14.296      $16.195     1,689,212
                                                               2007       $16.195      $16.649     1,682,353
                                                               2008       $16.649      $10.086     1,583,489
                                                               2009       $10.086      $12.743     1,388,113
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.363           944
                                                               2003       $10.363      $14.755       156,683
                                                               2004       $14.755      $17.358       294,993
                                                               2005       $17.358      $18.799       490,871
                                                               2006       $18.799      $21.278       570,415
                                                               2007       $21.278      $20.709       531,717
                                                               2008       $20.709      $12.673       481,521
                                                               2009       $12.673      $17.124       406,889

                              117     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1

                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                        2002       $10.000      $10.560        10,218
                                                        2003       $10.560      $12.213       432,449
                                                        2004       $12.213      $13.072     1,265,037
                                                        2005       $13.072      $13.224     2,210,765
                                                        2006       $13.224      $13.998     2,542,348
                                                        2007       $13.998      $15.136     2,521,268
                                                        2008       $15.136      $12.777     2,111,548
                                                        2009       $12.777      $14.933     1,944,138
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                        2002       $10.000      $10.397            46
                                                        2003       $10.397      $12.510        27,406
                                                        2004       $12.510      $13.473       100,508
                                                        2005       $13.473      $14.227       225,972
                                                        2006       $14.227      $15.850       289,761
                                                        2007       $15.850      $16.104       302,756
                                                        2008       $16.104      $10.599       251,413
                                                        2009       $10.599      $14.146       218,816
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.807        10,128
                                                        2003       $10.807      $13.589       581,918
                                                        2004       $13.589      $14.904       872,350
                                                        2005       $14.904      $15.482       894,861
                                                        2006       $15.482      $17.714       859,159
                                                        2007       $17.714      $16.428       786,066
                                                        2008       $16.428       $9.941       664,580
                                                        2009        $9.941      $12.738       561,812
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2002       $10.000       $9.732         4,020
                                                        2003        $9.732      $11.373        87,288
                                                        2004       $11.373      $12.026       143,322
                                                        2005       $12.026      $13.438       121,045
                                                        2006       $13.438      $13.636       106,651
                                                        2007       $13.636      $13.378        90,746
                                                        2008       $13.378      $10.951        75,485
                                                        2009       $10.951      $13.620        67,222
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2002       $10.000      $10.750         2,077
                                                        2003       $10.750      $13.428       238,535
                                                        2004       $13.428      $14.652       421,723
                                                        2005       $14.652      $14.911       615,143
                                                        2006       $14.911      $16.269       729,961
                                                        2007       $16.269      $16.506       684,787
                                                        2008       $16.506      $12.046       602,387
                                                        2009       $12.046      $17.858       499,764

                              118     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2002       $10.000      $10.194        10,364
                                                   2003       $10.194      $10.507       486,154
                                                   2004       $10.507      $10.832       887,522
                                                   2005       $10.832      $10.945     1,526,481
                                                   2006       $10.945      $11.292     2,193,099
                                                   2007       $11.292      $11.728     2,340,081
                                                   2008       $11.728       $8.807     1,903,327
                                                   2009        $8.807      $12.749     1,506,639
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2002       $10.000      $10.613         3,753
                                                   2003       $10.613      $13.465       172,681
                                                   2004       $13.465      $15.444       250,483
                                                   2005       $15.444      $17.105       336,711
                                                   2006       $17.105      $21.566       486,115
                                                   2007       $21.566      $23.067       661,099
                                                   2008       $23.067      $12.762       606,992
                                                   2009       $12.762      $15.700       541,864
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2002       $10.000      $10.416         3,968
                                                   2003       $10.416      $13.072        94,549
                                                   2004       $13.072      $14.535       111,067
                                                   2005       $14.535      $15.611       170,882
                                                   2006       $15.611      $17.558       226,431
                                                   2007       $17.558      $16.435       231,530
                                                   2008       $16.435       $9.807       198,173
                                                   2009        $9.807      $12.664       169,347
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2002       $10.000       $9.993         5,773
                                                   2003        $9.993       $9.914       239,378
                                                   2004        $9.914       $9.851       611,958
                                                   2005        $9.851       $9.970     1,639,066
                                                   2006        $9.970      $10.274     3,059,102
                                                   2007       $10.274      $10.626     2,741,531
                                                   2008       $10.626      $10.759     2,353,459
                                                   2009       $10.759      $10.642     2,823,769
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                   2002       $10.000      $10.388         2,917
                                                   2003       $10.388      $13.580       115,558
                                                   2004       $13.580      $14.787       110,548
                                                   2005       $14.787      $16.056        99,940
                                                   2006       $16.056      $17.206        86,751
                                                   2007       $17.206      $17.958        73,981
                                                   2008       $17.958      $10.858        54,204
                                                   2009       $10.858      $14.162        45,582

                              119     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2002       $10.000      $11.214           114
                                                                    2003       $11.214      $14.664        77,578
                                                                    2004       $14.664      $16.708       251,024
                                                                    2005       $16.708      $17.465       540,431
                                                                    2006       $17.465      $20.001       692,321
                                                                    2007       $20.001      $18.777       765,754
                                                                    2008       $18.777      $10.239       738,975
                                                                    2009       $10.239       $9.644             0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2002       $10.000      $10.651             5
                                                                    2003       $10.651      $13.177        56,293
                                                                    2004       $13.177      $13.990        84,821
                                                                    2005       $13.990      $14.502        82,817
                                                                    2006       $14.502      $15.935        78,283
                                                                    2007       $15.935      $15.817        64,794
                                                                    2008       $15.817       $9.594        55,482
                                                                    2009        $9.594      $12.614        53,463
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2002       $10.000      $10.524         6,824
                                                                    2003       $10.524      $12.158       384,959
                                                                    2004       $12.158      $12.986       698,080
                                                                    2005       $12.986      $13.332       897,148
                                                                    2006       $13.332      $14.729     1,002,203
                                                                    2007       $14.729      $14.677       940,566
                                                                    2008       $14.677       $8.588       845,676
                                                                    2009        $8.588      $10.649       741,293
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2002       $10.000      $11.480           377
                                                                    2003       $11.480      $14.145        50,148
                                                                    2004       $14.145      $16.978        84,872
                                                                    2005       $16.978      $18.197        74,344
                                                                    2006       $18.197      $22.819        58,275
                                                                    2007       $22.819      $27.015        46,926
                                                                    2008       $27.015      $18.535        34,349
                                                                    2009       $18.535      $19.642        25,751
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2002       $10.000      $10.381         2,612
                                                                    2003       $10.381      $13.646        97,780
                                                                    2004       $13.646      $15.976       138,680
                                                                    2005       $15.976      $17.687       165,471
                                                                    2006       $17.687      $18.411       161,338
                                                                    2007       $18.411      $18.865       145,788
                                                                    2008       $18.865      $10.140       122,422
                                                                    2009       $10.140      $13.887       100,418

                              120     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                          2002       $10.000      $10.118         8,458
                                                          2003       $10.118      $12.475       496,984
                                                          2004       $12.475      $12.934       797,854
                                                          2005       $12.934      $13.494       889,274
                                                          2006       $13.494      $14.045       777,631
                                                          2007       $14.045      $14.628       651,974
                                                          2008       $14.628       $9.092       538,276
                                                          2009        $9.092      $14.709       443,055
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.153       148,068
                                                          2005       $11.153      $12.233       145,429
                                                          2006       $12.233      $12.670       126,259
                                                          2007       $12.670      $14.706       101,130
                                                          2008       $14.706       $7.718        83,765
                                                          2009        $7.718      $11.913        73,374
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.366       214,722
                                                          2005       $11.366      $11.681     1,023,815
                                                          2006       $11.681      $13.381     1,184,603
                                                          2007       $13.381      $12.900     1,155,302
                                                          2008       $12.900       $8.175     1,015,402
                                                          2009        $8.175      $10.362       818,910
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2002       $10.000       $9.418            62
                                                          2003        $9.418      $11.811       128,295
                                                          2004       $11.811      $12.448       253,189
                                                          2005       $12.448      $13.227       318,205
                                                          2006       $13.227      $13.399       325,314
                                                          2007       $13.399      $15.427       267,235
                                                          2008       $15.427       $7.749       254,421
                                                          2009        $7.749      $12.669       208,247
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2002       $10.000      $10.662         3,897
                                                          2003       $10.662      $13.437       400,708
                                                          2004       $13.437      $15.137       755,669
                                                          2005       $15.137      $16.394     1,052,880
                                                          2006       $16.394      $18.769     1,148,378
                                                          2007       $18.769      $18.993     1,130,145
                                                          2008       $18.993      $12.709       959,755
                                                          2009       $12.709      $15.569       840,508
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000             0
                                                          2004       $10.000       $9.925       437,391
                                                          2005        $9.925      $10.036       679,120
                                                          2006       $10.036      $10.319       805,399
                                                          2007       $10.319      $10.640       838,651
                                                          2008       $10.640      $10.690       865,848
                                                          2009       $10.690      $10.558             0

                              121     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2002       $10.000      $11.069            33
                                                   2003       $11.069      $13.960        23,912
                                                   2004       $13.960      $15.169       159,393
                                                   2005       $15.169      $16.791       269,922
                                                   2006       $16.791      $18.365       347,798
                                                   2007       $18.365      $19.286       364,955
                                                   2008       $19.286      $16.185       298,917
                                                   2009       $16.185      $20.788       263,398
-------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.989       202,603
                                                   2005       $10.989      $11.648       888,555
                                                   2006       $11.648      $12.945       950,381
                                                   2007       $12.945      $13.206     1,069,714
                                                   2008       $13.206      $10.079       932,139
                                                   2009       $10.079      $12.187       817,049
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.785       242,720
                                                   2005       $10.785      $12.319       220,659
                                                   2006       $12.319      $12.660       194,105
                                                   2007       $12.660      $15.233       144,366
                                                   2008       $15.233       $7.640       148,384
                                                   2009        $7.640      $12.486       108,902
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.760        76,401
                                                   2005       $10.760      $12.265       144,014
                                                   2006       $12.265      $12.569       151,518
                                                   2007       $12.569      $15.094       140,241
                                                   2008       $15.094       $7.547       137,100
                                                   2009        $7.547      $12.302       111,308
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2003       $10.000      $10.000             0
                                                   2004       $10.000      $11.131       130,721
                                                   2005       $11.131      $12.304       391,691
                                                   2006       $12.304      $14.758       650,901
                                                   2007       $14.758      $15.992       703,140
                                                   2008       $15.992      $11.217       598,573
                                                   2009       $11.217      $14.346       505,053
-------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                   2006       $10.000       $9.853       356,563
                                                   2007        $9.853      $11.924       563,913
                                                   2008       $11.924       $6.260       598,655
                                                   2009        $6.260       $9.724       461,143

                              122     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.621       49,008
                                                  2004       $13.621      $15.993       76,697
                                                  2005       $15.993      $17.821      119,544
                                                  2006       $17.821      $19.674      125,802
                                                  2007       $19.674      $19.994      118,154
                                                  2008       $19.994      $11.755      110,064
                                                  2009       $11.755      $17.016       88,845
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.330      226,309
                                                  2005       $11.330      $12.560      209,221
                                                  2006       $12.560      $14.965      194,883
                                                  2007       $14.965      $15.930      208,857
                                                  2008       $15.930       $9.232      177,447
                                                  2009        $9.232      $12.685      155,724
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.323      123,762
                                                  2005       $11.323      $12.535      227,659
                                                  2006       $12.535      $14.926      352,246
                                                  2007       $14.926      $15.873      433,653
                                                  2008       $15.873       $9.178      417,880
                                                  2009        $9.178      $12.607      336,485
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2002       $10.000      $10.710        4,083
                                                  2003       $10.710      $14.601      143,509
                                                  2004       $14.601      $19.611        7,395
                                                  2005       $19.611      $22.602      584,676
                                                  2006       $22.602      $30.715      637,273
                                                  2007       $30.715      $25.080      650,191
                                                  2008       $25.080      $15.335      623,745
                                                  2009       $15.335      $19.450      541,734
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $13.066      632,085

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

                              123     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.228           0
                                                               2007       $10.228      $11.733           0
                                                               2008       $11.733       $6.577       1,365
                                                               2009        $6.577       $8.714       1,352
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.419           0
                                                               2007       $10.419      $11.048           0
                                                               2008       $11.048       $8.086           0
                                                               2009        $8.086       $9.803           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.448           0
                                                               2007       $10.448      $11.237           0
                                                               2008       $11.237       $7.385           0
                                                               2009        $7.385       $9.286           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.457           0
                                                               2007       $10.457      $11.360           0
                                                               2008       $11.360       $6.870           0
                                                               2009        $6.870       $8.814           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.310           0
                                                               2007       $10.310      $10.679           0
                                                               2008       $10.679       $9.327           0
                                                               2009        $9.327      $10.459           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.706           0
                                                               2007        $9.706      $11.610           0
                                                               2008       $11.610       $6.271           0
                                                               2009        $6.271       $8.859           0
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.779           0
                                                               2007       $10.779      $11.088           0
                                                               2008       $11.088       $6.815       1,208
                                                               2009        $6.815       $8.419       1,208
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.838         709
                                                               2007        $9.838      $11.097           0
                                                               2008       $11.097       $6.555         109
                                                               2009        $6.555       $8.960          91
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2003       $10.698      $13.341       3,763
                                                               2004       $13.341      $14.434       5,784
                                                               2005       $14.434      $14.615       5,058
                                                               2006       $14.615      $16.691       4,637
                                                               2007       $16.691      $15.718       4,538
                                                               2008       $15.718       $9.971       3,695
                                                               2009        $9.971      $12.342       3,527

                              124     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.194         119
                                                                  2005       $11.194      $11.126       1,886
                                                                  2006       $11.126      $12.868       1,638
                                                                  2007       $12.868      $13.057       1,622
                                                                  2008       $13.057       $8.984       7,209
                                                                  2009        $8.984      $11.915       5,661
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.509          60
                                                                  2005       $10.509      $10.389       1,272
                                                                  2006       $10.389      $11.269       1,792
                                                                  2007       $11.269      $11.708       1,763
                                                                  2008       $11.708       $7.497       2,046
                                                                  2009        $7.497       $9.513         842
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.821      $15.485           0
                                                                  2004       $15.485      $16.884           0
                                                                  2005       $16.884      $17.306           0
                                                                  2006       $17.306      $18.400           0
                                                                  2007       $18.400      $20.018           0
                                                                  2008       $20.018      $11.258           0
                                                                  2009       $11.258      $15.810           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.039      $14.507       7,052
                                                                  2004       $14.507      $17.559       4,525
                                                                  2005       $17.559      $18.682       3,877
                                                                  2006       $18.682      $21.377       3,743
                                                                  2007       $21.377      $20.408       3,681
                                                                  2008       $20.408      $13.370       1,603
                                                                  2009       $13.370      $16.890       1,578
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.211         518
                                                                  2005       $10.211      $10.228       1,905
                                                                  2006       $10.228      $10.406       1,858
                                                                  2007       $10.406      $10.850       1,879
                                                                  2008       $10.850      $11.418       3,303
                                                                  2009       $11.418      $11.513       3,742
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $10.974           0
                                                                  2007       $10.974      $12.004           0
                                                                  2008       $12.004       $8.400         950
                                                                  2009        $8.400      $10.131         950

                              125     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2003       $10.599      $12.638      12,747
                                                                      2004       $12.638      $13.923      12,480
                                                                      2005       $13.923      $15.057      13,367
                                                                      2006       $15.057      $17.435      12,578
                                                                      2007       $17.435      $17.644      12,151
                                                                      2008       $17.644      $10.853       4,560
                                                                      2009       $10.853      $13.381       3,358
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2003       $11.674      $16.810           0
                                                                      2004       $16.810      $20.505           0
                                                                      2005       $20.505      $25.559         282
                                                                      2006       $25.559      $32.024         282
                                                                      2007       $32.024      $40.334         281
                                                                      2008       $40.334      $18.657         783
                                                                      2009       $18.657      $31.496         474
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2003       $10.377      $13.547         285
                                                                      2004       $13.547      $15.705         580
                                                                      2005       $15.705      $16.925       1,448
                                                                      2006       $16.925      $20.105       1,415
                                                                      2007       $20.105      $22.702       1,379
                                                                      2008       $22.702      $13.239       1,360
                                                                      2009       $13.239      $17.745         261
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2003       $11.583      $12.839           0
                                                                      2004       $12.839      $14.409           0
                                                                      2005       $14.409      $13.660           0
                                                                      2006       $13.660      $15.069           0
                                                                      2007       $15.069      $16.358           0
                                                                      2008       $16.358      $16.993           0
                                                                      2009       $16.993      $19.726           0
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.895          58
                                                                      2005       $10.895      $11.398         692
                                                                      2006       $11.398      $12.782         693
                                                                      2007       $12.782      $13.341         673
                                                                      2008       $13.341       $9.307         729
                                                                      2009        $9.307      $11.468         693
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                                      2004       $10.000      $10.347           0
                                                                      2005       $10.347      $10.253         260
                                                                      2006       $10.253      $10.965         516
                                                                      2007       $10.965      $11.387         513
                                                                      2008       $11.387       $9.184       1,345
                                                                      2009        $9.184      $12.066       1,324

                              126     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0

                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.880       1,259
                                                             2005       $10.880      $10.988       1,565
                                                             2006       $10.988      $12.604       1,490
                                                             2007       $12.604      $12.750       2,366
                                                             2008       $12.750       $7.928       2,290
                                                             2009        $7.928       $9.220       1,350
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.127           0
                                                             2005       $11.127      $11.388          27
                                                             2006       $11.388      $12.018           0
                                                             2007       $12.018      $14.255         603
                                                             2008       $14.255       $8.610         593
                                                             2009        $8.610      $12.258         105
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.110       1,275
                                                             2005       $11.110      $11.761       1,271
                                                             2006       $11.761      $12.912       1,298
                                                             2007       $12.912      $12.701       1,209
                                                             2008       $12.701       $7.533         138
                                                             2009        $7.533       $9.329         128
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2003       $10.337      $12.344         678
                                                             2004       $12.344      $14.419         677
                                                             2005       $14.419      $15.795         834
                                                             2006       $15.795      $15.867         832
                                                             2007       $15.867      $16.455         831
                                                             2008       $16.455       $8.174         829
                                                             2009        $8.174      $10.574         813
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2003       $11.104      $13.045         973
                                                             2004       $13.045      $14.009       3,172
                                                             2005       $14.009      $14.206       3,195
                                                             2006       $14.206      $15.405       3,150
                                                             2007       $15.405      $15.591       3,216
                                                             2008       $15.591       $8.598       3,352
                                                             2009        $8.598      $10.226       3,564
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                             2004       $10.000      $10.095           0
                                                             2005       $10.095      $10.105           0
                                                             2006       $10.105      $10.371           0
                                                             2007       $10.371      $10.558           0
                                                             2008       $10.558       $6.291           0
                                                             2009        $6.291       $6.711       1,325

                              127     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                               2003       $10.000      $12.248          33
                                                               2004       $12.248      $12.772       1,597
                                                               2005       $12.772      $13.100         838
                                                               2006       $13.100      $13.799         978
                                                               2007       $13.799      $15.365         957
                                                               2008       $15.365       $8.166         703
                                                               2009        $8.166      $11.513         178
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2003       $10.079      $14.181         237
                                                               2004       $14.181      $16.489         227
                                                               2005       $16.489      $18.397         575
                                                               2006       $18.397      $21.119         571
                                                               2007       $21.119      $21.910         738
                                                               2008       $21.910      $12.787         730
                                                               2009       $12.787      $17.429         168
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2003       $11.727      $12.909       1,353
                                                               2004       $12.909      $13.729       4,420
                                                               2005       $13.729      $13.698       4,804
                                                               2006       $13.698      $14.636       4,537
                                                               2007       $14.636      $14.246       4,579
                                                               2008       $14.246       $2.985       5,281
                                                               2009        $2.985       $3.678       3,968
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2003       $10.460      $12.586       2,396
                                                               2004       $12.586      $13.437       4,635
                                                               2005       $13.437      $13.898       5,645
                                                               2006       $13.898      $15.601       5,949
                                                               2007       $15.601      $15.890       5,788
                                                               2008       $15.890       $9.539       5,841
                                                               2009        $9.539      $11.941       4,397
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2003       $10.710      $14.608       2,493
                                                               2004       $14.608      $17.029       1,308
                                                               2005       $17.029      $18.275       1,603
                                                               2006       $18.275      $20.496       1,193
                                                               2007       $20.496      $19.766       1,204
                                                               2008       $19.766      $11.985       1,162
                                                               2009       $11.985      $16.046       1,186

                              128     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0

                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                        2003       $11.243      $12.091       4,270
                                                        2004       $12.091      $12.824       8,589
                                                        2005       $12.824      $12.855      10,133
                                                        2006       $12.855      $13.484      10,777
                                                        2007       $13.484      $14.446      10,148
                                                        2008       $14.446      $12.083       7,832
                                                        2009       $12.083      $13.994       5,592
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                        2003       $10.748      $12.385           0
                                                        2004       $12.385      $13.218         116
                                                        2005       $13.218      $13.831       2,636
                                                        2006       $13.831      $15.268       2,800
                                                        2007       $15.268      $15.371       2,792
                                                        2008       $15.371      $10.024       2,790
                                                        2009       $10.024      $13.257       2,774
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2003       $10.989      $13.454       1,648
                                                        2004       $13.454      $14.621       1,792
                                                        2005       $14.621      $15.050       2,221
                                                        2006       $15.050      $17.064       2,310
                                                        2007       $17.064      $15.680       2,411
                                                        2008       $15.680       $9.401       1,319
                                                        2009        $9.401      $11.937       1,262
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2003       $10.230      $11.260           0
                                                        2004       $11.260      $11.798           0
                                                        2005       $11.798      $13.063           0
                                                        2006       $13.063      $13.135           0
                                                        2007       $13.135      $12.769           0
                                                        2008       $12.769      $10.356           0
                                                        2009       $10.356      $12.764           0
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2003       $11.861      $13.294       1,125
                                                        2004       $13.294      $14.374       4,411
                                                        2005       $14.374      $14.495       3,459
                                                        2006       $14.495      $15.671       3,201
                                                        2007       $15.671      $15.754       3,211
                                                        2008       $15.754      $11.392       1,049
                                                        2009       $11.392      $16.735       1,632

                              129     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2003       $10.352      $10.403       2,859
                                                   2004       $10.403      $10.626      10,273
                                                   2005       $10.626      $10.639      11,645
                                                   2006       $10.639      $10.877      12,594
                                                   2007       $10.877      $11.194      12,384
                                                   2008       $11.194       $8.329       7,522
                                                   2009        $8.329      $11.948       4,690
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.571      $13.331       3,933
                                                   2004       $13.331      $15.151       1,561
                                                   2005       $15.151      $16.628       1,446
                                                   2006       $16.628      $20.774       1,480
                                                   2007       $20.774      $22.016       1,750
                                                   2008       $22.016      $12.069         750
                                                   2009       $12.069      $14.712         725
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.688      $12.942         417
                                                   2004       $12.942      $14.259       3,302
                                                   2005       $14.259      $15.176       2,975
                                                   2006       $15.176      $16.913       2,889
                                                   2007       $16.913      $15.686       2,800
                                                   2008       $15.686       $9.274       2,641
                                                   2009        $9.274      $11.867       2,515
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.933       $9.815         158
                                                   2004        $9.815       $9.664       7,242
                                                   2005        $9.664       $9.692       8,142
                                                   2006        $9.692       $9.897       9,943
                                                   2007        $9.897      $10.142       8,870
                                                   2008       $10.142      $10.175       6,205
                                                   2009       $10.175       $9.973       7,393
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                   2003       $10.975      $13.445         196
                                                   2004       $13.445      $14.506         489
                                                   2005       $14.506      $15.609          82
                                                   2006       $15.609      $16.574          80
                                                   2007       $16.574      $17.140          76
                                                   2008       $17.140      $10.268           0
                                                   2009       $10.268      $13.271           0

                              130     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2003       $11.317      $14.518         107
                                                                    2004       $14.518      $16.391         948
                                                                    2005       $16.391      $16.978         905
                                                                    2006       $16.978      $19.267       1,051
                                                                    2007       $19.267      $17.922       1,086
                                                                    2008       $17.922       $9.683         880
                                                                    2009        $9.683       $9.110           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2003       $10.837      $13.046         124
                                                                    2004       $13.046      $13.725         580
                                                                    2005       $13.725      $14.098         619
                                                                    2006       $14.098      $15.350         639
                                                                    2007       $15.350      $15.096         661
                                                                    2008       $15.096       $9.074         563
                                                                    2009        $9.074      $11.820         502
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2003       $10.678      $12.037       4,283
                                                                    2004       $12.037      $12.740       5,947
                                                                    2005       $12.740      $12.960       4,812
                                                                    2006       $12.960      $14.188       4,957
                                                                    2007       $14.188      $14.008       5,071
                                                                    2008       $14.008       $8.122       5,017
                                                                    2009        $8.122       $9.980       5,280
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2003       $11.642      $14.004         118
                                                                    2004       $14.004      $16.656         265
                                                                    2005       $16.656      $17.690         261
                                                                    2006       $17.690      $21.981         253
                                                                    2007       $21.981      $25.785         223
                                                                    2008       $25.785      $17.530         217
                                                                    2009       $17.530      $18.407         207
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2003       $10.794      $13.510         434
                                                                    2004       $13.510      $15.673         969
                                                                    2005       $15.673      $17.194         524
                                                                    2006       $17.194      $17.735         528
                                                                    2007       $17.735      $18.005         523
                                                                    2008       $18.005       $9.590         509
                                                                    2009        $9.590      $13.014         490

                              131     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                          2003       $10.574      $12.351       5,778
                                                          2004       $12.351      $12.688       2,080
                                                          2005       $12.688      $13.118       2,864
                                                          2006       $13.118      $13.529       3,165
                                                          2007       $13.529      $13.961       3,139
                                                          2008       $13.961       $8.598       1,766
                                                          2009        $8.598      $13.784       1,946
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.084       1,694
                                                          2005       $11.084      $12.047       1,655
                                                          2006       $12.047      $12.364       1,701
                                                          2007       $12.364      $14.220       1,542
                                                          2008       $14.220       $7.394       1,675
                                                          2009        $7.394      $11.310       1,536
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.297           0
                                                          2005       $11.297      $11.505         232
                                                          2006       $11.505      $13.059         434
                                                          2007       $13.059      $12.474       1,335
                                                          2008       $12.474       $7.832       1,417
                                                          2009        $7.832       $9.837           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003        $9.925      $11.693       1,278
                                                          2004       $11.693      $12.212           0
                                                          2005       $12.212      $12.858           0
                                                          2006       $12.858      $12.907           0
                                                          2007       $12.907      $14.724           0
                                                          2008       $14.724       $7.328           0
                                                          2009        $7.328      $11.872           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.775      $13.304       1,395
                                                          2004       $13.304      $14.850       1,131
                                                          2005       $14.850      $15.937         849
                                                          2006       $15.937      $18.080         980
                                                          2007       $18.080      $18.128       1,006
                                                          2008       $18.128      $12.019       1,053
                                                          2009       $12.019      $14.590         351
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000           0
                                                          2004       $10.000       $9.835       4,172
                                                          2005        $9.835       $9.854       3,349
                                                          2006        $9.854      $10.040       2,852
                                                          2007       $10.040      $10.257       2,651
                                                          2008       $10.257      $10.212       2,030
                                                          2009       $10.212       $9.997           0

                              132     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2003       $12.285      $13.821           0
                                                   2004       $13.821      $14.881       1,477
                                                   2005       $14.881      $16.322       1,382
                                                   2006       $16.322      $17.691       1,351
                                                   2007       $17.691      $18.407       1,247
                                                   2008       $18.407      $15.307       1,282
                                                   2009       $15.307      $19.481         925
-------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.922           0
                                                   2005       $10.922      $11.472         222
                                                   2006       $11.472      $12.633           0
                                                   2007       $12.633      $12.770           0
                                                   2008       $12.770       $9.657         188
                                                   2009        $9.657      $11.570           0
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.719         388
                                                   2005       $10.719      $12.133         407
                                                   2006       $12.133      $12.355         443
                                                   2007       $12.355      $14.730         430
                                                   2008       $14.730       $7.320       1,747
                                                   2009        $7.320      $11.854       1,642
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.694       1,255
                                                   2005       $10.694      $12.080       1,700
                                                   2006       $12.080      $12.266       1,083
                                                   2007       $12.266      $14.595         864
                                                   2008       $14.595       $7.231           0
                                                   2009        $7.231      $11.679           0
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2003       $10.000      $10.000           0
                                                   2004       $10.000      $11.030           0
                                                   2005       $11.030      $12.081           0
                                                   2006       $12.081      $14.359         475
                                                   2007       $14.359      $15.417         475
                                                   2008       $15.417      $10.715           0
                                                   2009       $10.715      $13.579           0
-------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                   2006       $10.000       $9.793           0
                                                   2007        $9.793      $11.743           0
                                                   2008       $11.743       $6.108       1,756
                                                   2009        $6.108       $9.402       1,568

                              133     PROSPECTUS

   ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.538       1,345
                                                  2004       $13.538      $15.751       1,461
                                                  2005       $15.751      $17.392       1,402
                                                  2006       $17.392      $19.025       1,359
                                                  2007       $19.025      $19.158       1,371
                                                  2008       $19.158      $11.161       1,449
                                                  2009       $11.161      $16.008       1,333
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.260       1,108
                                                  2005       $11.260      $12.370       1,052
                                                  2006       $12.370      $14.605         952
                                                  2007       $14.605      $15.404         928
                                                  2008       $15.404       $8.845         934
                                                  2009        $8.845      $12.043         483
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.254       1,042
                                                  2005       $11.254      $12.345       1,564
                                                  2006       $12.345      $14.566       1,463
                                                  2007       $14.566      $15.348       1,384
                                                  2008       $15.348       $8.794       1,071
                                                  2009        $8.794      $11.969         854
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2003       $11.376      $14.455       1,499
                                                  2004       $14.455      $19.239       2,484
                                                  2005       $19.239      $21.972       2,279
                                                  2006       $21.972      $29.588       1,822
                                                  2007       $29.588      $23.938       2,051
                                                  2008       $23.938      $14.502       1,387
                                                  2009       $14.502      $18.226       1,178
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $12.244         422

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

                              134     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.270      283,913
                                                            2007       $10.270      $11.854      439,032
                                                            2008       $11.854       $6.685      480,294
                                                            2009        $6.685       $8.913      414,170
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.462        4,820
                                                            2007       $10.462      $11.161        4,337
                                                            2008       $11.161       $8.219       21,445
                                                            2009        $8.219      $10.026       20,638
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.491        3,082
                                                            2007       $10.491      $11.353       24,445
                                                            2008       $11.353       $7.507       76,943
                                                            2009        $7.507       $9.497       42,398
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.500       11,481
                                                            2007       $10.500      $11.477       15,501
                                                            2008       $11.477       $6.983       16,534
                                                            2009        $6.983       $9.015       14,671
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.352          519
                                                            2007       $10.352      $10.789       26,730
                                                            2008       $10.789       $9.481       28,748
                                                            2009        $9.481      $10.696       42,972
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.746        5,960
                                                            2007        $9.746      $11.730        9,721
                                                            2008       $11.730       $6.375       14,136
                                                            2009        $6.375       $9.061       11,849
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.824       20,407
                                                            2007       $10.824      $11.203      123,148
                                                            2008       $11.203       $6.928      109,337
                                                            2009        $6.928       $8.611       97,080
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.879       86,590
                                                            2007        $9.879      $11.212      104,391
                                                            2008       $11.212       $6.663      132,298
                                                            2009        $6.663       $9.164      126,233

                              135     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $10.853           903
                                                                  2003       $10.853      $13.425       204,532
                                                                  2004       $13.425      $14.614       239,720
                                                                  2005       $14.614      $14.888       216,067
                                                                  2006       $14.888      $17.107       540,890
                                                                  2007       $17.107      $16.210       496,501
                                                                  2008       $16.210      $10.345       358,524
                                                                  2009       $10.345      $12.884       320,788
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.240        20,529
                                                                  2005       $11.240      $11.240       107,691
                                                                  2006       $11.240      $13.079     1,218,293
                                                                  2007       $13.079      $13.354     1,368,496
                                                                  2008       $13.354       $9.244     1,325,003
                                                                  2009        $9.244      $12.335     1,176,879
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.525         5,010
                                                                  2005       $10.525      $10.468        53,966
                                                                  2006       $10.468      $11.425       762,291
                                                                  2007       $11.425      $11.943       867,606
                                                                  2008       $11.943       $7.695       791,913
                                                                  2009        $7.695       $9.824       661,491
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.538           290
                                                                  2003       $11.538      $15.583        12,058
                                                                  2004       $15.583      $17.095        23,996
                                                                  2005       $17.095      $17.630        21,758
                                                                  2006       $17.630      $18.858        10,502
                                                                  2007       $18.858      $20.643         7,403
                                                                  2008       $20.643      $11.681         7,971
                                                                  2009       $11.681      $16.505         6,474
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.228         1,221
                                                                  2003       $11.228      $14.599       109,873
                                                                  2004       $14.599      $17.778        78,714
                                                                  2005       $17.778      $19.031        91,305
                                                                  2006       $19.031      $21.909       293,264
                                                                  2007       $21.909      $21.046       271,427
                                                                  2008       $21.046      $13.873       238,542
                                                                  2009       $13.873      $17.632       203,382
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.253         9,294
                                                                  2005       $10.253      $10.333        19,913
                                                                  2006       $10.333      $10.577       187,553
                                                                  2007       $10.577      $11.096       248,011
                                                                  2008       $11.096      $11.748       319,693
                                                                  2009       $11.748      $11.919       489,931

                              136     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                      2006       $10.000      $11.019      119,365
                                                                      2007       $11.019      $12.127      189,293
                                                                      2008       $12.127       $8.538      209,202
                                                                      2009        $8.538      $10.362      204,171
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.327        4,512
                                                                      2003       $10.327      $12.718      203,839
                                                                      2004       $12.718      $14.097      154,189
                                                                      2005       $14.097      $15.338      187,550
                                                                      2006       $15.338      $17.869      682,906
                                                                      2007       $17.869      $18.195      703,665
                                                                      2008       $18.195      $11.261      570,057
                                                                      2009       $11.261      $13.969      456,695
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $11.236          101
                                                                      2003       $11.236      $16.917       58,107
                                                                      2004       $16.917      $20.762       14,136
                                                                      2005       $20.762      $26.037       17,133
                                                                      2006       $26.037      $32.822      112,374
                                                                      2007       $32.822      $41.594      130,198
                                                                      2008       $41.594      $19.358       97,736
                                                                      2009       $19.358      $32.879       82,067
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.477        1,484
                                                                      2003       $10.477      $13.633       79,873
                                                                      2004       $13.633      $15.902       59,175
                                                                      2005       $15.902      $17.241       93,972
                                                                      2006       $17.241      $20.606      530,191
                                                                      2007       $20.606      $23.411      597,641
                                                                      2008       $23.411      $13.736      554,748
                                                                      2009       $13.736      $18.525      462,135
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.723            0
                                                                      2003       $10.723      $12.921        3,305
                                                                      2004       $12.921      $14.589        8,097
                                                                      2005       $14.589      $13.916        7,980
                                                                      2006       $13.916      $15.444        3,331
                                                                      2007       $15.444      $16.870        3,277
                                                                      2008       $16.870      $17.632        4,741
                                                                      2009       $17.632      $20.593       16,455

                              137     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                             2004       $10.000      $10.912        5,559
                                                             2005       $10.912      $11.485        7,084
                                                             2006       $11.485      $12.958      137,579
                                                             2007       $12.958      $13.608      130,324
                                                             2008       $13.608       $9.552      134,300
                                                             2009        $9.552      $11.842      109,583
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.363        5,743
                                                             2005       $10.363      $10.332       42,214
                                                             2006       $10.332      $11.116      348,673
                                                             2007       $11.116      $11.615      442,802
                                                             2008       $11.615       $9.426      376,145
                                                             2009        $9.426      $12.459      332,066
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.896        1,993
                                                             2005       $10.896      $11.072       40,840
                                                             2006       $11.072      $12.778      435,257
                                                             2007       $12.778      $13.006      437,477
                                                             2008       $13.006       $8.137      375,485
                                                             2009        $8.137       $9.521      333,553
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.144          268
                                                             2005       $11.144      $11.475        7,646
                                                             2006       $11.475      $12.184      104,562
                                                             2007       $12.184      $14.541      150,622
                                                             2008       $14.541       $8.837      157,421
                                                             2009        $8.837      $12.658      127,029
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.127        1,679
                                                             2005       $11.127      $11.851       48,962
                                                             2006       $11.851      $13.090      439,310
                                                             2007       $13.090      $12.955      414,136
                                                             2008       $12.955       $7.732      385,510
                                                             2009        $7.732       $9.634      313,448
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2002       $10.000      $10.063            6
                                                             2003       $10.063      $12.422       43,239
                                                             2004       $12.422      $14.600       24,359
                                                             2005       $14.600      $16.090       27,814
                                                             2006       $16.090      $16.263       59,133
                                                             2007       $16.263      $16.969       58,286
                                                             2008       $16.969       $8.481       43,515
                                                             2009        $8.481      $11.038       34,131

                              138     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.699          381
                                                              2003       $10.699      $13.128      118,638
                                                              2004       $13.128      $14.184       99,388
                                                              2005       $14.184      $14.472      112,333
                                                              2006       $14.472      $15.789      286,137
                                                              2007       $15.789      $16.078      289,544
                                                              2008       $16.078       $8.921      200,630
                                                              2009        $8.921      $10.676      127,991
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.110           18
                                                              2005       $10.110      $10.182        6,577
                                                              2006       $10.182      $10.515      416,500
                                                              2007       $10.515      $10.770      725,278
                                                              2008       $10.770       $6.457      718,452
                                                              2009        $6.457       $6.929      739,474
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.298      127,891
                                                              2004       $12.298      $12.903       60,080
                                                              2005       $12.903      $13.316       80,633
                                                              2006       $13.316      $14.111      831,237
                                                              2007       $14.111      $15.810      733,219
                                                              2008       $15.810       $8.454      552,440
                                                              2009        $8.454      $11.993      462,878
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.150        1,468
                                                              2003       $10.150      $14.270       71,158
                                                              2004       $14.270      $16.695       79,066
                                                              2005       $16.695      $18.740       73,144
                                                              2006       $18.740      $21.645      182,436
                                                              2007       $21.645      $22.595      161,936
                                                              2008       $22.595      $13.267      117,070
                                                              2009       $13.267      $18.195      102,975
------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.663        2,578
                                                              2003       $10.663      $12.991      158,346
                                                              2004       $12.991      $13.901      108,252
                                                              2005       $13.901      $13.955      102,339
                                                              2006       $13.955      $15.000      226,400
                                                              2007       $15.000      $14.691      214,333
                                                              2008       $14.691       $3.098      410,839
                                                              2009        $3.098       $3.840      412,793

                              139     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.179          776
                                                               2003       $10.179      $12.666      331,015
                                                               2004       $12.666      $13.604      209,165
                                                               2005       $13.604      $14.157      230,257
                                                               2006       $14.157      $15.989      723,778
                                                               2007       $15.989      $16.387      716,425
                                                               2008       $16.387       $9.897      655,439
                                                               2009        $9.897      $12.466      584,230
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.356        1,102
                                                               2003       $10.356      $14.701       95,842
                                                               2004       $14.701      $17.242       57,383
                                                               2005       $17.242      $18.617       65,352
                                                               2006       $18.617      $21.007      277,326
                                                               2007       $21.007      $20.384      252,656
                                                               2008       $20.384      $12.436      188,278
                                                               2009       $12.436      $16.752      149,396
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.553        2,732
                                                               2003       $10.553      $12.168      218,046
                                                               2004       $12.168      $12.984      182,539
                                                               2005       $12.984      $13.095      227,958
                                                               2006       $13.095      $13.820      936,505
                                                               2007       $13.820      $14.898      898,573
                                                               2008       $14.898      $12.537      714,766
                                                               2009       $12.537      $14.609      670,287
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2002       $10.000      $10.390            4
                                                               2003       $10.390      $12.464       31,401
                                                               2004       $12.464      $13.383       29,830
                                                               2005       $13.383      $14.089       40,883
                                                               2006       $14.089      $15.649      130,113
                                                               2007       $15.649      $15.851      142,847
                                                               2008       $15.851      $10.401      100,708
                                                               2009       $10.401      $13.839       89,383
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                               2002       $10.000      $10.800        3,560
                                                               2003       $10.800      $13.539      241,997
                                                               2004       $13.539      $14.804      172,124
                                                               2005       $14.804      $15.331      162,143
                                                               2006       $15.331      $17.489      266,435
                                                               2007       $17.489      $16.170      244,115
                                                               2008       $16.170       $9.755      223,397
                                                               2009        $9.755      $12.461      197,345

                              140     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2002       $10.000       $9.726         1,736
                                                        2003        $9.726      $11.331        43,250
                                                        2004       $11.331      $11.945        54,726
                                                        2005       $11.945      $13.308        49,402
                                                        2006       $13.308      $13.462        40,028
                                                        2007       $13.462      $13.168        38,972
                                                        2008       $13.168      $10.746        31,865
                                                        2009       $10.746      $13.325        27,216
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2002       $10.000      $10.743           475
                                                        2003       $10.743      $13.378       120,256
                                                        2004       $13.378      $14.554        48,270
                                                        2005       $14.554      $14.766        57,946
                                                        2006       $14.766      $16.062       300,762
                                                        2007       $16.062      $16.246       292,179
                                                        2008       $16.246      $11.820       204,275
                                                        2009       $11.820      $17.470       183,498
------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.187         5,609
                                                        2003       $10.187      $10.469       263,037
                                                        2004       $10.469      $10.759       201,668
                                                        2005       $10.759      $10.838       232,164
                                                        2006       $10.838      $11.149     1,001,618
                                                        2007       $11.149      $11.544     1,052,702
                                                        2008       $11.544       $8.642       754,881
                                                        2009        $8.642      $12.472       619,477
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                        2002       $10.000      $10.606           683
                                                        2003       $10.606      $13.416        57,398
                                                        2004       $13.416      $15.341        79,696
                                                        2005       $15.341      $16.939        90,776
                                                        2006       $16.939      $21.291       244,922
                                                        2007       $21.291      $22.704       205,176
                                                        2008       $22.704      $12.523       164,011
                                                        2009       $12.523      $15.359       145,629
------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                        2002       $10.000      $10.409           302
                                                        2003       $10.409      $13.024        46,132
                                                        2004       $13.024      $14.437        19,447
                                                        2005       $14.437      $15.460        25,617
                                                        2006       $15.460      $17.334       114,672
                                                        2007       $17.334      $16.176        92,519
                                                        2008       $16.176       $9.623        61,381
                                                        2009        $9.623      $12.389        54,368

                              141     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                          2002       $10.000       $9.987         5,174
                                                          2003        $9.987       $9.878       199,617
                                                          2004        $9.878       $9.785        78,052
                                                          2005        $9.785       $9.873       106,156
                                                          2006        $9.873      $10.144     1,326,605
                                                          2007       $10.144      $10.459     1,230,632
                                                          2008       $10.459      $10.557     1,168,900
                                                          2009       $10.557      $10.411     1,045,501
--------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                          2002       $10.000      $10.381             0
                                                          2003       $10.381      $13.530        57,917
                                                          2004       $13.530      $14.687        29,678
                                                          2005       $14.687      $15.900        28,046
                                                          2006       $15.900      $16.987        56,689
                                                          2007       $16.987      $17.675        53,275
                                                          2008       $17.675      $10.654        46,425
                                                          2009       $10.654      $13.855        43,295
--------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                          2002       $10.000      $11.206         1,048
                                                          2003       $11.206      $14.610        58,917
                                                          2004       $14.610      $16.596        47,472
                                                          2005       $16.596      $17.296        78,202
                                                          2006       $17.296      $19.747       342,022
                                                          2007       $19.747      $18.481       367,814
                                                          2008       $18.481      $10.047       315,350
                                                          2009       $10.047       $9.460             0
--------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                          2002       $10.000      $10.644            66
                                                          2003       $10.644      $13.128        38,525
                                                          2004       $13.128      $13.896        25,803
                                                          2005       $13.896      $14.361        22,777
                                                          2006       $14.361      $15.733        17,578
                                                          2007       $15.733      $15.568        16,380
                                                          2008       $15.568       $9.415        16,221
                                                          2009        $9.415      $12.340        13,193
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2002       $10.000      $10.517         4,392
                                                          2003       $10.517      $12.113       147,503
                                                          2004       $12.113      $12.899       131,257
                                                          2005       $12.899      $13.202       148,439
                                                          2006       $13.202      $14.542       234,261
                                                          2007       $14.542      $14.446       206,764
                                                          2008       $14.446       $8.427       155,173
                                                          2009        $8.427      $10.418       144,056

                              142     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2002       $10.000      $11.472            0
                                                                    2003       $11.472      $14.093           14
                                                                    2004       $14.093      $16.864        7,591
                                                                    2005       $16.864      $18.020        6,607
                                                                    2006       $18.020      $22.529       37,029
                                                                    2007       $22.529      $26.590       34,126
                                                                    2008       $26.590      $18.188       31,541
                                                                    2009       $18.188      $19.216       25,166
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2002       $10.000      $10.374           66
                                                                    2003       $10.374      $13.596       32,814
                                                                    2004       $13.596      $15.869       37,929
                                                                    2005       $15.869      $17.515       34,660
                                                                    2006       $17.515      $18.177       43,154
                                                                    2007       $18.177      $18.568       38,321
                                                                    2008       $18.568       $9.950       30,685
                                                                    2009        $9.950      $13.586       27,854
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                    2002       $10.000      $10.111        2,714
                                                                    2003       $10.111      $12.429      204,603
                                                                    2004       $12.429      $12.847      232,660
                                                                    2005       $12.847      $13.363      220,448
                                                                    2006       $13.363      $13.866      183,695
                                                                    2007       $13.866      $14.398      171,556
                                                                    2008       $14.398       $8.922      134,351
                                                                    2009        $8.922      $14.390      120,884
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.130       46,225
                                                                    2005       $11.130      $12.171       43,238
                                                                    2006       $12.171      $12.567       40,593
                                                                    2007       $12.567      $14.543       31,988
                                                                    2008       $14.543       $7.609       24,363
                                                                    2009        $7.609      $11.709       22,391
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.343       14,269
                                                                    2005       $11.343      $11.622       47,730
                                                                    2006       $11.622      $13.273      633,111
                                                                    2007       $13.273      $12.757      537,385
                                                                    2008       $12.757       $8.059      477,119
                                                                    2009        $8.059      $10.184      420,385

                              143     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2002       $10.000       $9.412          226
                                                          2003        $9.412      $11.767       49,664
                                                          2004       $11.767      $12.365       54,076
                                                          2005       $12.365      $13.098       53,013
                                                          2006       $13.098      $13.229      171,720
                                                          2007       $13.229      $15.184      151,568
                                                          2008       $15.184       $7.603      112,940
                                                          2009        $7.603      $12.394       91,359
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2002       $10.000      $10.655        3,194
                                                          2003       $10.655      $13.388      152,359
                                                          2004       $13.388      $15.035      119,515
                                                          2005       $15.035      $16.235      127,047
                                                          2006       $16.235      $18.530      443,130
                                                          2007       $18.530      $18.694      418,529
                                                          2008       $18.694      $12.471      341,355
                                                          2009       $12.471      $15.231      303,451
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.895       66,137
                                                          2005        $9.895       $9.975      118,151
                                                          2006        $9.975      $10.226      302,731
                                                          2007       $10.226      $10.511      398,400
                                                          2008       $10.511      $10.529      314,797
                                                          2009       $10.529      $10.368            0
--------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                          2002       $10.000      $11.062            0
                                                          2003       $11.062      $13.908       21,280
                                                          2004       $13.908      $15.067       16,192
                                                          2005       $15.067      $16.627       18,091
                                                          2006       $16.627      $18.131      100,034
                                                          2007       $18.131      $18.983       96,018
                                                          2008       $18.983      $15.882       83,252
                                                          2009       $15.882      $20.337       65,956
--------------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                          2004       $10.000      $10.967       16,162
                                                          2005       $10.967      $11.589       29,002
                                                          2006       $11.589      $12.840      280,682
                                                          2007       $12.840      $13.060      347,010
                                                          2008       $13.060       $9.937      331,539
                                                          2009        $9.937      $11.978      319,241

                              144     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                  2004       $10.000      $10.763       24,252
                                                  2005       $10.763      $12.257       26,735
                                                  2006       $12.257      $12.558      173,605
                                                  2007       $12.558      $15.064      150,677
                                                  2008       $15.064       $7.532       80,186
                                                  2009        $7.532      $12.272       67,644
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.738        9,011
                                                  2005       $10.738      $12.203       10,641
                                                  2006       $12.203      $12.468      124,471
                                                  2007       $12.468      $14.926      106,403
                                                  2008       $14.926       $7.440       37,889
                                                  2009        $7.440      $12.092       26,990
------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                  2003       $10.000      $10.000            0
                                                  2004       $10.000      $11.098       14,221
                                                  2005       $11.098      $12.230       27,462
                                                  2006       $12.230      $14.625      272,665
                                                  2007       $14.625      $15.798      294,419
                                                  2008       $15.798      $11.048      255,720
                                                  2009       $11.048      $14.086      226,866
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.833       92,016
                                                  2007        $9.833      $11.864      215,863
                                                  2008       $11.864       $6.209      236,127
                                                  2009        $6.209       $9.616      186,191
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.593       20,071
                                                  2004       $13.593      $15.912       19,130
                                                  2005       $15.912      $17.677       17,888
                                                  2006       $17.677      $19.456       35,605
                                                  2007       $19.456      $19.712       38,349
                                                  2008       $19.712      $11.554       27,627
                                                  2009       $11.554      $16.675       26,656
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.306       58,610
                                                  2005       $11.306      $12.497       51,537
                                                  2006       $12.497      $14.844      112,320
                                                  2007       $14.844      $15.753      100,885
                                                  2008       $15.753       $9.101       86,957
                                                  2009        $9.101      $12.468       80,040

                              145     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                2004       $10.000      $11.300       14,404
                                                2005       $11.300      $12.472       20,338
                                                2006       $12.472      $14.805      114,995
                                                2007       $14.805      $15.697      163,770
                                                2008       $15.697       $9.049      159,408
                                                2009        $9.049      $12.392      137,628
----------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                2002       $10.000      $10.703        1,077
                                                2003       $10.703      $14.547       58,906
                                                2004       $14.547      $19.479       58,603
                                                2005       $19.479      $22.382       68,172
                                                2006       $22.382      $30.325      181,974
                                                2007       $30.325      $24.686      156,400
                                                2008       $24.686      $15.048      151,102
                                                2009       $15.048      $19.028      125,186
----------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                2009       $10.000      $12.783      270,276

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

                              146     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.207         0
                                                            2007       $10.207      $11.673         0
                                                            2008       $11.673       $6.523         0
                                                            2009        $6.523       $8.616         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.397         0
                                                            2007       $10.397      $10.991         0
                                                            2008       $10.991       $8.020         0
                                                            2009        $8.020       $9.693         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.427         0
                                                            2007       $10.427      $11.179         0
                                                            2008       $11.179       $7.325         0
                                                            2009        $7.325       $9.182         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.436         0
                                                            2007       $10.436      $11.302         0
                                                            2008       $11.302       $6.813         0
                                                            2009        $6.813       $8.715         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.289         0
                                                            2007       $10.289      $10.624         0
                                                            2008       $10.624       $9.251         0
                                                            2009        $9.251      $10.341         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.686         0
                                                            2007        $9.686      $11.551         0
                                                            2008       $11.551       $6.220         0
                                                            2009        $6.220       $8.760         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.757         0
                                                            2007       $10.757      $11.031         0
                                                            2008       $11.031       $6.759         0
                                                            2009        $6.759       $8.325         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.818         0
                                                            2007        $9.818      $11.040         0
                                                            2008       $11.040       $6.501         0
                                                            2009        $6.501       $8.859         0

                              147     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2003       $10.680      $13.292         794
                                                                  2004       $13.292      $14.336       1,584
                                                                  2005       $14.336      $14.472       1,014
                                                                  2006       $14.472      $16.477         963
                                                                  2007       $16.477      $15.469       1,185
                                                                  2008       $15.469       $9.782       1,244
                                                                  2009        $9.782      $12.072       1,094
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.171           0
                                                                  2005       $11.171      $11.069           0
                                                                  2006       $11.069      $12.763           0
                                                                  2007       $12.763      $12.911           0
                                                                  2008       $12.911       $8.856           0
                                                                  2009        $8.856      $11.709           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.501           0
                                                                  2005       $10.501      $10.349       7,469
                                                                  2006       $10.349      $11.192       6,505
                                                                  2007       $11.192      $11.592       6,371
                                                                  2008       $11.592       $7.400       6,487
                                                                  2009        $7.400       $9.361       6,662
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.801      $15.428           0
                                                                  2004       $15.428      $16.770           0
                                                                  2005       $16.770      $17.137           0
                                                                  2006       $17.137      $18.164           0
                                                                  2007       $18.164      $19.700           0
                                                                  2008       $19.700      $11.045           0
                                                                  2009       $11.045      $15.464           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.021      $14.453       5,633
                                                                  2004       $14.453      $17.440       5,461
                                                                  2005       $17.440      $18.498       5,412
                                                                  2006       $18.498      $21.102       4,871
                                                                  2007       $21.102      $20.084       4,745
                                                                  2008       $20.084      $13.117       4,658
                                                                  2009       $13.117      $16.520       4,515
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.190           0
                                                                  2005       $10.190      $10.176           0
                                                                  2006       $10.176      $10.322           0
                                                                  2007       $10.322      $10.728           0
                                                                  2008       $10.728      $11.255           0
                                                                  2009       $11.255      $11.315           0

                              148     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                      2006       $10.000      $10.951           0
                                                                      2007       $10.951      $11.942         200
                                                                      2008       $11.942       $8.331         199
                                                                      2009        $8.331      $10.018         197
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2003       $10.581      $12.591           0
                                                                      2004       $12.591      $13.829         404
                                                                      2005       $13.829      $14.909           0
                                                                      2006       $14.909      $17.211           0
                                                                      2007       $17.211      $17.364           0
                                                                      2008       $17.364      $10.648           0
                                                                      2009       $10.648      $13.088           0
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2003       $11.655      $16.748           0
                                                                      2004       $16.748      $20.367         274
                                                                      2005       $20.367      $25.309         241
                                                                      2006       $25.309      $31.613          34
                                                                      2007       $31.613      $39.694          98
                                                                      2008       $39.694      $18.304         169
                                                                      2009       $18.304      $30.806         157
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2003       $10.359      $13.497         785
                                                                      2004       $13.497      $15.599         785
                                                                      2005       $15.599      $16.759       3,619
                                                                      2006       $16.759      $19.847       3,197
                                                                      2007       $19.847      $22.342       3,034
                                                                      2008       $22.342      $12.988       3,180
                                                                      2009       $12.988      $17.356       3,016
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2003       $11.563      $12.792           0
                                                                      2004       $12.792      $14.312           0
                                                                      2005       $14.312      $13.526           0
                                                                      2006       $13.526      $14.875           0
                                                                      2007       $14.875      $16.099           0
                                                                      2008       $16.099      $16.672           0
                                                                      2009       $16.672      $19.294           0
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.887           0
                                                                      2005       $10.887      $11.355           0
                                                                      2006       $11.355      $12.694           0
                                                                      2007       $12.694      $13.208           0
                                                                      2008       $13.208       $9.186           0
                                                                      2009        $9.186      $11.284           0

                              149     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.339           0
                                                             2005       $10.339      $10.214       3,358
                                                             2006       $10.214      $10.890       3,659
                                                             2007       $10.890      $11.274       3,579
                                                             2008       $11.274       $9.065       2,148
                                                             2009        $9.065      $11.873       2,116
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.871           0
                                                             2005       $10.871      $10.946           0
                                                             2006       $10.946      $12.518           0
                                                             2007       $12.518      $12.624           0
                                                             2008       $12.624       $7.826       1,062
                                                             2009        $7.826       $9.073       1,183
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.119           0
                                                             2005       $11.119      $11.344           0
                                                             2006       $11.344      $11.936           0
                                                             2007       $11.936      $14.114           0
                                                             2008       $14.114       $8.499           0
                                                             2009        $8.499      $12.062           0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.102           0
                                                             2005       $11.102      $11.716       4,347
                                                             2006       $11.716      $12.823       3,504
                                                             2007       $12.823      $12.574       3,802
                                                             2008       $12.574       $7.435       4,518
                                                             2009        $7.435       $9.180       4,598
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2003       $10.319      $12.298       4,939
                                                             2004       $12.298      $14.322       4,736
                                                             2005       $14.322      $15.640       4,663
                                                             2006       $15.640      $15.664       4,465
                                                             2007       $15.664      $16.193       4,277
                                                             2008       $16.193       $8.019       3,927
                                                             2009        $8.019      $10.342       3,895
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2003       $11.085      $12.997           0
                                                             2004       $12.997      $13.914         468
                                                             2005       $13.914      $14.067         468
                                                             2006       $14.067      $15.207         469
                                                             2007       $15.207      $15.343         460
                                                             2008       $15.343       $8.435           0
                                                             2009        $8.435      $10.002           0

                              150     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $10.087           0
                                                               2005       $10.087      $10.066           0
                                                               2006       $10.066      $10.300           0
                                                               2007       $10.300      $10.453           0
                                                               2008       $10.453       $6.210           0
                                                               2009        $6.210       $6.603           0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                               2003       $10.000      $12.222           0
                                                               2004       $12.222      $12.707       1,319
                                                               2005       $12.707      $12.994       3,573
                                                               2006       $12.994      $13.644       3,427
                                                               2007       $13.644      $15.146       3,202
                                                               2008       $15.146       $8.025       4,955
                                                               2009        $8.025      $11.280       4,347
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2003       $10.062      $14.128           0
                                                               2004       $14.128      $16.377           0
                                                               2005       $16.377      $18.216         152
                                                               2006       $18.216      $20.848         140
                                                               2007       $20.848      $21.563         138
                                                               2008       $21.563      $12.545         135
                                                               2009       $12.545      $17.047         144
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2003       $11.708      $12.861       3,096
                                                               2004       $12.861      $13.636       3,274
                                                               2005       $13.636      $13.564       3,612
                                                               2006       $13.564      $14.448       3,461
                                                               2007       $14.448      $14.020       3,340
                                                               2008       $14.020       $2.929       3,933
                                                               2009        $2.929       $3.597       3,566
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2003       $10.442      $12.540       2,031
                                                               2004       $12.540      $13.346       1,958
                                                               2005       $13.346      $13.761       8,119
                                                               2006       $13.761      $15.400       6,907
                                                               2007       $15.400      $15.638       6,790
                                                               2008       $15.638       $9.358       7,509
                                                               2009        $9.358      $11.680       7,613
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2003       $10.692      $14.554         715
                                                               2004       $14.554      $16.914       1,046
                                                               2005       $16.914      $18.096       2,028
                                                               2006       $18.096      $20.234       1,714
                                                               2007       $20.234      $19.452       1,740
                                                               2008       $19.452      $11.759       2,077
                                                               2009       $11.759      $15.695       1,980

                              151     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                        2003       $11.224      $12.046       4,565
                                                        2004       $12.046      $12.737       6,173
                                                        2005       $12.737      $12.729       7,837
                                                        2006       $12.729      $13.310       8,414
                                                        2007       $13.310      $14.217       7,968
                                                        2008       $14.217      $11.855       5,798
                                                        2009       $11.855      $13.688       5,757
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                        2003       $10.730      $12.339           0
                                                        2004       $12.339      $13.128           0
                                                        2005       $13.128      $13.695         750
                                                        2006       $13.695      $15.072         736
                                                        2007       $15.072      $15.127         726
                                                        2008       $15.127       $9.835           0
                                                        2009        $9.835      $12.966           0
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2003       $10.971      $13.404         263
                                                        2004       $13.404      $14.522         212
                                                        2005       $14.522      $14.902         179
                                                        2006       $14.902      $16.845         148
                                                        2007       $16.845      $15.431         132
                                                        2008       $15.431       $9.224         122
                                                        2009        $9.224      $11.675          81
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2003       $10.213      $11.218         116
                                                        2004       $11.218      $11.718          96
                                                        2005       $11.718      $12.935          80
                                                        2006       $12.935      $12.966          65
                                                        2007       $12.966      $12.566          53
                                                        2008       $12.566      $10.161          41
                                                        2009       $10.161      $12.484          22
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2003       $11.841      $13.245           0
                                                        2004       $13.245      $14.277         391
                                                        2005       $14.277      $14.353         397
                                                        2006       $14.353      $15.470         387
                                                        2007       $15.470      $15.504         405
                                                        2008       $15.504      $11.177       3,131
                                                        2009       $11.177      $16.368       2,981
------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                        2003       $10.335      $10.364       1,290
                                                        2004       $10.364      $10.554       2,104
                                                        2005       $10.554      $10.535       7,068
                                                        2006       $10.535      $10.738       7,270
                                                        2007       $10.738      $11.016       7,160
                                                        2008       $11.016       $8.171       4,637
                                                        2009        $8.171      $11.686       4,048

                              152     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.554      $13.282      15,292
                                                   2004       $13.282      $15.049       8,870
                                                   2005       $15.049      $16.465       8,551
                                                   2006       $16.465      $20.507       8,194
                                                   2007       $20.507      $21.667       7,989
                                                   2008       $21.667      $11.841       7,104
                                                   2009       $11.841      $14.390       7,057
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.670      $12.894           0
                                                   2004       $12.894      $14.163           0
                                                   2005       $14.163      $15.027           0
                                                   2006       $15.027      $16.696           0
                                                   2007       $16.696      $15.437           0
                                                   2008       $15.437       $9.099           0
                                                   2009        $9.099      $11.607           0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.917       $9.779       1,411
                                                   2004        $9.779       $9.598       3,015
                                                   2005        $9.598       $9.597       8,670
                                                   2006        $9.597       $9.770       9,762
                                                   2007        $9.770       $9.981       9,632
                                                   2008        $9.981       $9.982       4,607
                                                   2009        $9.982       $9.754       7,609
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                   2003       $10.957      $13.395           0
                                                   2004       $13.395      $14.408           0
                                                   2005       $14.408      $15.456           0
                                                   2006       $15.456      $16.362           0
                                                   2007       $16.362      $16.868           0
                                                   2008       $16.868      $10.074           0
                                                   2009       $10.074      $12.980           0
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                   2003       $11.298      $14.464      12,046
                                                   2004       $14.464      $16.280      13,910
                                                   2005       $16.280      $16.812      15,326
                                                   2006       $16.812      $19.020      14,500
                                                   2007       $19.020      $17.637      14,265
                                                   2008       $17.637       $9.500      13,254
                                                   2009        $9.500       $8.935           0
-------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                   2003       $10.819      $12.997           0
                                                   2004       $12.997      $13.632           0
                                                   2005       $13.632      $13.960           0
                                                   2006       $13.960      $15.153           0
                                                   2007       $15.153      $14.856           0
                                                   2008       $14.856       $8.902           0
                                                   2009        $8.902      $11.561           0

                              153     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2003       $10.660      $11.992       1,563
                                                                    2004       $11.992      $12.654       1,561
                                                                    2005       $12.654      $12.833       2,112
                                                                    2006       $12.833      $14.006       1,869
                                                                    2007       $14.006      $13.786       1,731
                                                                    2008       $13.786       $7.968         833
                                                                    2009        $7.968       $9.761         530
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2003       $11.455      $13.971           0
                                                                    2004       $13.971      $16.543           0
                                                                    2005       $16.543      $17.516           0
                                                                    2006       $17.516      $21.699           0
                                                                    2007       $21.699      $25.376           0
                                                                    2008       $25.376      $17.199           0
                                                                    2009       $17.199      $18.004           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2003       $10.776      $13.460           0
                                                                    2004       $13.460      $15.567           0
                                                                    2005       $15.567      $17.025           0
                                                                    2006       $17.025      $17.507           0
                                                                    2007       $17.507      $17.719           0
                                                                    2008       $17.719       $9.408           0
                                                                    2009        $9.408      $12.729           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                    2003       $10.557      $12.305         813
                                                                    2004       $12.305      $12.603         915
                                                                    2005       $12.603      $12.989           0
                                                                    2006       $12.989      $13.355           0
                                                                    2007       $13.355      $13.740           0
                                                                    2008       $13.740       $8.436           0
                                                                    2009        $8.436      $13.482           0
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.062       1,030
                                                                    2005       $11.062      $11.986       1,030
                                                                    2006       $11.986      $12.263       1,003
                                                                    2007       $12.263      $14.061         955
                                                                    2008       $14.061       $7.289         956
                                                                    2009        $7.289      $11.114         956
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.274           0
                                                                    2005       $11.274      $11.446       2,787
                                                                    2006       $11.446      $12.952       2,016
                                                                    2007       $12.952      $12.334       2,145
                                                                    2008       $12.334       $7.721       2,244
                                                                    2009        $7.721       $9.667       2,369

                              154     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003        $9.909      $11.650      14,005
                                                          2004       $11.650      $12.129      16,837
                                                          2005       $12.129      $12.732      15,428
                                                          2006       $12.732      $12.742      14,773
                                                          2007       $12.742      $14.490      14,117
                                                          2008       $14.490       $7.189      12,744
                                                          2009        $7.189      $11.612      12,635
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.757      $13.254       2,676
                                                          2004       $13.254      $14.749       2,467
                                                          2005       $14.749      $15.781       5,528
                                                          2006       $15.781      $17.848       4,770
                                                          2007       $17.848      $17.840       4,656
                                                          2008       $17.840      $11.792       4,541
                                                          2009       $11.792      $14.270       4,564
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000           0
                                                          2004       $10.000       $9.805           0
                                                          2005        $9.805       $9.793           0
                                                          2006        $9.793       $9.948           0
                                                          2007        $9.948      $10.132           0
                                                          2008       $10.132      $10.056       4,793
                                                          2009       $10.056       $9.815           0
--------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                          2003       $12.265      $13.770           0
                                                          2004       $13.770      $14.780           0
                                                          2005       $14.780      $16.162           0
                                                          2006       $16.162      $17.464           0
                                                          2007       $17.464      $18.115           0
                                                          2008       $18.115      $15.018           0
                                                          2009       $15.018      $19.054           0
--------------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                          2004       $10.000      $10.900           0
                                                          2005       $10.900      $11.413           0
                                                          2006       $11.413      $12.530           0
                                                          2007       $12.530      $12.627           0
                                                          2008       $12.627       $9.520           0
                                                          2009        $9.520      $11.370       2,501
--------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                          2004       $10.000      $10.697       3,557
                                                          2005       $10.697      $12.071       3,407
                                                          2006       $12.071      $12.254       3,405
                                                          2007       $12.254      $14.565       3,141
                                                          2008       $14.565       $7.216       3,594
                                                          2009        $7.216      $11.649       2,973

                              155     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.672           0
                                                  2005       $10.672      $12.018           0
                                                  2006       $12.018      $12.166           0
                                                  2007       $12.166      $14.432           0
                                                  2008       $14.432       $7.127           0
                                                  2009        $7.127      $11.478           0
------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                  2003       $10.000      $10.000           0
                                                  2004       $10.000      $10.996           0
                                                  2005       $10.996      $12.007           0
                                                  2006       $12.007      $14.228           0
                                                  2007       $14.228      $15.228         159
                                                  2008       $15.228      $10.551         157
                                                  2009       $10.551      $13.331         156
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.772           0
                                                  2007        $9.772      $11.682           0
                                                  2008       $11.682       $6.058           0
                                                  2009        $6.058       $9.296           0
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.510           0
                                                  2004       $13.510      $15.670           0
                                                  2005       $15.670      $17.250           0
                                                  2006       $17.250      $18.813           0
                                                  2007       $18.813      $18.885           0
                                                  2008       $18.885      $10.968           0
                                                  2009       $10.968      $15.684           0
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.237       1,038
                                                  2005       $11.237      $12.307       1,038
                                                  2006       $12.307      $14.486       1,011
                                                  2007       $14.486      $15.231         963
                                                  2008       $15.231       $8.719         963
                                                  2009        $8.719      $11.835         963
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.231           0
                                                  2005       $11.231      $12.282           0
                                                  2006       $12.282      $14.447           0
                                                  2007       $14.447      $15.176         153
                                                  2008       $15.176       $8.668         152
                                                  2009        $8.668      $11.763         150

                              156     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                              2003       $11.357      $14.402       2,467
                                              2004       $14.402      $19.109       2,258
                                              2005       $19.109      $21.756       2,395
                                              2006       $21.756      $29.208       2,198
                                              2007       $29.208      $23.558       2,284
                                              2008       $23.558      $14.228       1,464
                                              2009       $14.228      $17.827       1,466
--------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                              2009       $10.000      $11.976      13,127

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

                              157     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.270       58,931
                                                               2007       $10.270      $11.854      205,386
                                                               2008       $11.854       $6.685      199,825
                                                               2009        $6.685       $8.913      180,795
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.462       22,865
                                                               2007       $10.462      $11.161       49,421
                                                               2008       $11.161       $8.219       88,629
                                                               2009        $8.219      $10.026       71,540
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.491            0
                                                               2007       $10.491      $11.353            0
                                                               2008       $11.353       $7.507        8,967
                                                               2009        $7.507       $9.497        8,524
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.500        4,936
                                                               2007       $10.500      $11.477        3,177
                                                               2008       $11.477       $6.983        1,002
                                                               2009        $6.983       $9.015          607
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.352        2,423
                                                               2007       $10.352      $10.789        4,787
                                                               2008       $10.789       $9.481        6,169
                                                               2009        $9.481      $10.696       10,903
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.746            0
                                                               2007        $9.746      $11.730        1,813
                                                               2008       $11.730       $6.375        1,340
                                                               2009        $6.375       $9.061        1,008
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.824       22,952
                                                               2007       $10.824      $11.203       55,881
                                                               2008       $11.203       $6.928       58,510
                                                               2009        $6.928       $8.611       60,521
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000       $9.879        9,989
                                                               2007        $9.879      $11.212       38,987
                                                               2008       $11.212       $6.663       39,134
                                                               2009        $6.663       $9.164       36,579
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                               2002       $10.000      $10.853        1,895
                                                               2003       $10.853      $13.425       31,028
                                                               2004       $13.425      $14.614       68,823
                                                               2005       $14.614      $14.888       79,315
                                                               2006       $14.888      $17.107       84,562
                                                               2007       $17.107      $16.210       90,229
                                                               2008       $16.210      $10.345       80,421
                                                               2009       $10.345      $12.884       72,551

                              158     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.240       22,636
                                                                  2005       $11.240      $11.240      258,448
                                                                  2006       $11.240      $13.079      488,323
                                                                  2007       $13.079      $13.354      651,119
                                                                  2008       $13.354       $9.244      569,671
                                                                  2009        $9.244      $12.335      496,401
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.525        1,153
                                                                  2005       $10.525      $10.468      106,672
                                                                  2006       $10.468      $11.425      209,179
                                                                  2007       $11.425      $11.943      242,913
                                                                  2008       $11.943       $7.695      220,904
                                                                  2009        $7.695       $9.824      190,232
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.538            0
                                                                  2003       $11.538      $15.583        2,120
                                                                  2004       $15.583      $17.095        1,457
                                                                  2005       $17.095      $17.630        1,685
                                                                  2006       $17.630      $18.858        1,833
                                                                  2007       $18.858      $20.643        1,745
                                                                  2008       $20.643      $11.681        1,870
                                                                  2009       $11.681      $16.505        1,956
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.228            0
                                                                  2003       $11.228      $14.599       17,710
                                                                  2004       $14.599      $17.778       32,091
                                                                  2005       $17.778      $19.031       56,409
                                                                  2006       $19.031      $21.909       67,453
                                                                  2007       $21.909      $21.046       74,742
                                                                  2008       $21.046      $13.873       68,129
                                                                  2009       $13.873      $17.632       59,102
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.253        4,788
                                                                  2005       $10.253      $10.333       36,809
                                                                  2006       $10.333      $10.577       69,659
                                                                  2007       $10.577      $11.096       71,356
                                                                  2008       $11.096      $11.748       84,106
                                                                  2009       $11.748      $11.919      121,665
----------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                  2006       $10.000      $11.019       28,256
                                                                  2007       $11.019      $12.127      139,069
                                                                  2008       $12.127       $8.538      142,841
                                                                  2009        $8.538      $10.362      133,223

                              159     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.327            0
                                                                      2003       $10.327      $12.718       51,247
                                                                      2004       $12.718      $14.097       89,468
                                                                      2005       $14.097      $15.338      195,874
                                                                      2006       $15.338      $17.869      248,012
                                                                      2007       $17.869      $18.195      286,267
                                                                      2008       $18.195      $11.261      235,403
                                                                      2009       $11.261      $13.969      193,701
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $11.236            0
                                                                      2003       $11.236      $16.917        4,338
                                                                      2004       $16.917      $20.762       10,936
                                                                      2005       $20.762      $26.037       24,121
                                                                      2006       $26.037      $32.822       33,128
                                                                      2007       $32.822      $41.594       21,398
                                                                      2008       $41.594      $19.358       21,909
                                                                      2009       $19.358      $32.879       20,227
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.477            0
                                                                      2003       $10.477      $13.633       10,738
                                                                      2004       $13.633      $15.902       24,545
                                                                      2005       $15.902      $17.241      131,380
                                                                      2006       $17.241      $20.606      214,900
                                                                      2007       $20.606      $23.411      229,814
                                                                      2008       $23.411      $13.736      198,347
                                                                      2009       $13.736      $18.525      163,288
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.723        1,921
                                                                      2003       $10.723      $12.920        1,995
                                                                      2004       $12.920      $14.589        2,561
                                                                      2005       $14.589      $13.916        2,729
                                                                      2006       $13.916      $15.444        2,751
                                                                      2007       $15.444      $16.870        2,584
                                                                      2008       $16.870      $17.632        1,829
                                                                      2009       $17.632      $20.593        2,009
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.912        2,680
                                                                      2005       $10.912      $11.485       19,434
                                                                      2006       $11.485      $12.958       33,197
                                                                      2007       $12.958      $13.608       39,496
                                                                      2008       $13.608       $9.552       35,683
                                                                      2009        $9.552      $11.842       30,990

                              160     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.363        1,954
                                                             2005       $10.363      $10.332       64,927
                                                             2006       $10.332      $11.116      124,486
                                                             2007       $11.116      $11.615      173,757
                                                             2008       $11.615       $9.426      146,403
                                                             2009        $9.426      $12.459      128,757
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.896        7,786
                                                             2005       $10.896      $11.072       66,461
                                                             2006       $11.072      $12.778       96,277
                                                             2007       $12.778      $13.006      122,166
                                                             2008       $13.006       $8.137      105,589
                                                             2009        $8.137       $9.521       96,028
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.144           86
                                                             2005       $11.144      $11.475        6,838
                                                             2006       $11.475      $12.184       31,720
                                                             2007       $12.184      $14.541       42,332
                                                             2008       $14.541       $8.837       39,901
                                                             2009        $8.837      $12.658       28,179
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.127        2,907
                                                             2005       $11.127      $11.851       88,785
                                                             2006       $11.851      $13.090      113,220
                                                             2007       $13.090      $12.955      133,809
                                                             2008       $12.955       $7.732      127,162
                                                             2009        $7.732       $9.634      110,093
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2002       $10.000      $10.063            0
                                                             2003       $10.063      $12.422        8,483
                                                             2004       $12.422      $14.600       22,403
                                                             2005       $14.600      $16.090       30,987
                                                             2006       $16.090      $16.263       40,565
                                                             2007       $16.263      $16.969       36,754
                                                             2008       $16.969       $8.481       36,514
                                                             2009        $8.481      $11.038       33,983
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2002       $10.000      $10.699            0
                                                             2003       $10.699      $13.128       14,806
                                                             2004       $13.128      $14.184       25,039
                                                             2005       $14.184      $14.472       40,359
                                                             2006       $14.472      $15.789       46,580
                                                             2007       $15.789      $16.078       45,964
                                                             2008       $16.078       $8.921       44,678
                                                             2009        $8.921      $10.676       41,279

                              161     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.110        1,900
                                                              2005       $10.110      $10.182       19,950
                                                              2006       $10.182      $10.515      131,838
                                                              2007       $10.515      $10.770      250,642
                                                              2008       $10.770       $6.457      255,607
                                                              2009        $6.457       $6.929      257,461
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.298       16,293
                                                              2004       $12.298      $12.903       62,821
                                                              2005       $12.903      $13.316      119,313
                                                              2006       $13.316      $14.111      148,739
                                                              2007       $14.111      $15.810      121,790
                                                              2008       $15.810       $8.454      106,556
                                                              2009        $8.454      $11.993       82,580
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.150            0
                                                              2003       $10.150      $14.270        4,146
                                                              2004       $14.270      $16.695       18,071
                                                              2005       $16.695      $18.740       21,315
                                                              2006       $18.740      $21.645       21,514
                                                              2007       $21.645      $22.595       24,156
                                                              2008       $22.595      $13.267       18,696
                                                              2009       $13.267      $18.195       15,856
------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.663            0
                                                              2003       $10.663      $12.991           12
                                                              2004       $12.991      $13.901       41,186
                                                              2005       $13.901      $13.955       48,901
                                                              2006       $13.955      $15.000       61,033
                                                              2007       $15.000      $14.691       66,322
                                                              2008       $14.691       $3.098       87,042
                                                              2009        $3.098       $3.840       70,920
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.179        1,945
                                                              2003       $10.179      $12.666       26,782
                                                              2004       $12.666      $13.604       59,125
                                                              2005       $13.604      $14.157      140,753
                                                              2006       $14.157      $15.989      202,184
                                                              2007       $15.989      $16.387      197,820
                                                              2008       $16.387       $9.897      190,381
                                                              2009        $9.897      $12.466      166,920

                              162     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.356            0
                                                               2003       $10.356      $14.701       14,941
                                                               2004       $14.701      $17.242       25,485
                                                               2005       $17.242      $18.617       41,748
                                                               2006       $18.617      $21.007       54,905
                                                               2007       $21.007      $20.384       54,188
                                                               2008       $20.384      $12.436       48,848
                                                               2009       $12.436      $16.752       41,773
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.553        1,928
                                                               2003       $10.553      $12.168       41,097
                                                               2004       $12.168      $12.984       77,772
                                                               2005       $12.984      $13.095      191,974
                                                               2006       $13.095      $13.820      247,776
                                                               2007       $13.820      $14.898      297,150
                                                               2008       $14.898      $12.537      258,453
                                                               2009       $12.537      $14.609      243,833
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2002       $10.000      $10.390            0
                                                               2003       $10.390      $12.464        8,988
                                                               2004       $12.464      $13.383       14,779
                                                               2005       $13.383      $14.089       22,697
                                                               2006       $14.089      $15.649       33,202
                                                               2007       $15.649      $15.851       29,202
                                                               2008       $15.851      $10.401       22,083
                                                               2009       $10.401      $13.839       20,871
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                               2002       $10.000      $10.800            0
                                                               2003       $10.800      $14.093        2,112
                                                               2004       $14.093      $14.804       49,986
                                                               2005       $14.804      $15.331       53,041
                                                               2006       $15.331      $17.489       51,557
                                                               2007       $17.489      $16.170       56,846
                                                               2008       $16.170       $9.755       35,860
                                                               2009        $9.755      $12.461       31,367
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                               2002       $10.000       $9.726            0
                                                               2003        $9.726      $11.331          978
                                                               2004       $11.331      $11.945        1,958
                                                               2005       $11.945      $13.308        2,147
                                                               2006       $13.308      $13.462        2,250
                                                               2007       $13.462      $13.168        2,107
                                                               2008       $13.168      $10.746        1,552
                                                               2009       $10.746      $13.325          398

                              163     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2002       $10.000      $10.743            0
                                                   2003       $10.743      $13.378       20,709
                                                   2004       $13.378      $14.554       39,241
                                                   2005       $14.554      $14.766       58,158
                                                   2006       $14.766      $16.062       84,296
                                                   2007       $16.062      $16.246       90,170
                                                   2008       $16.246      $11.820       71,506
                                                   2009       $11.820      $17.470       63,317
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2002       $10.000      $10.187            0
                                                   2003       $10.187      $10.469       33,742
                                                   2004       $10.469      $10.759       65,425
                                                   2005       $10.759      $10.838      153,673
                                                   2006       $10.838      $11.149      278,298
                                                   2007       $11.149      $11.544      316,107
                                                   2008       $11.544       $8.642      257,346
                                                   2009        $8.642      $12.472      195,766
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2002       $10.000      $10.606            0
                                                   2003       $10.606      $13.416       16,560
                                                   2004       $13.416      $15.341       23,536
                                                   2005       $15.341      $16.939       34,205
                                                   2006       $16.939      $21.291       56,149
                                                   2007       $21.291      $22.704       67,587
                                                   2008       $22.704      $12.523       61,723
                                                   2009       $12.523      $15.359       57,600
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2002       $10.000      $10.409            0
                                                   2003       $10.409      $13.024        4,222
                                                   2004       $13.024      $14.437        5,134
                                                   2005       $14.437      $15.460       14,206
                                                   2006       $15.460      $17.334       28,439
                                                   2007       $17.334      $16.176       33,309
                                                   2008       $16.176       $9.623       21,458
                                                   2009        $9.623      $12.389       19,349
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2002       $10.000       $9.987            0
                                                   2003        $9.987       $9.878        3,503
                                                   2004        $9.878       $9.785       25,745
                                                   2005        $9.785       $9.873      132,095
                                                   2006        $9.873      $10.144      212,468
                                                   2007       $10.144      $10.459      333,114
                                                   2008       $10.459      $10.557      236,819
                                                   2009       $10.557      $10.411      245,324

                              164     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                                    2002       $10.000      $10.381           0
                                                                    2003       $10.381      $13.530       4,646
                                                                    2004       $13.530      $14.687       4,607
                                                                    2005       $14.687      $15.900       4,534
                                                                    2006       $15.900      $16.987       4,578
                                                                    2007       $16.987      $17.675       3,706
                                                                    2008       $17.675      $10.654       1,418
                                                                    2009       $10.654      $13.855         482
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2002       $10.000      $11.206           0
                                                                    2003       $11.206      $14.610       3,413
                                                                    2004       $14.610      $16.596       9,332
                                                                    2005       $16.596      $17.296      52,908
                                                                    2006       $17.296      $19.747      83,473
                                                                    2007       $19.747      $18.481      99,643
                                                                    2008       $18.481      $10.047      92,634
                                                                    2009       $10.047       $9.460           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2002       $10.000      $10.644           0
                                                                    2003       $10.644      $13.128       2,239
                                                                    2004       $13.128      $13.896       4,387
                                                                    2005       $13.896      $14.361       4,597
                                                                    2006       $14.361      $15.733       4,443
                                                                    2007       $15.733      $15.568       3,226
                                                                    2008       $15.568       $9.415       2,745
                                                                    2009        $9.415      $12.340       1,662
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2002       $10.000      $10.517           0
                                                                    2003       $10.517      $12.113      24,540
                                                                    2004       $12.113      $12.899      64,309
                                                                    2005       $12.899      $13.202      58,344
                                                                    2006       $13.202      $14.542      72,048
                                                                    2007       $14.542      $14.446      67,765
                                                                    2008       $14.446       $8.427      38,767
                                                                    2009        $8.427      $10.418      33,425
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2002       $10.000      $11.472           0
                                                                    2003       $11.472      $14.093       2,112
                                                                    2004       $14.093      $16.864       5,170
                                                                    2005       $16.864      $18.020       5,057
                                                                    2006       $18.020      $22.529       4,787
                                                                    2007       $22.529      $26.590       2,885
                                                                    2008       $26.590      $18.188       2,084
                                                                    2009       $18.188      $19.216       2,203

                              165     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                       2002       $10.000      $10.374            0
                                                       2003       $10.374      $13.596        9,417
                                                       2004       $13.596      $15.869       15,619
                                                       2005       $15.869      $17.515       12,925
                                                       2006       $17.515      $18.177        9,150
                                                       2007       $18.177      $18.568        7,663
                                                       2008       $18.568       $9.950        6,265
                                                       2009        $9.950      $13.586        5,142
-----------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                       2002       $10.000      $10.111            0
                                                       2003       $10.111      $12.429       44,440
                                                       2004       $12.429      $12.847       54,946
                                                       2005       $12.847      $13.363       71,627
                                                       2006       $13.363      $13.866       70,383
                                                       2007       $13.866      $14.398       64,271
                                                       2008       $14.398       $8.922       51,527
                                                       2009        $8.922      $14.390       44,697
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2004       $10.000      $11.130        5,000
                                                       2005       $11.130      $12.171        9,550
                                                       2006       $12.171      $12.567        7,898
                                                       2007       $12.567      $14.543        7,549
                                                       2008       $14.543       $7.609        6,352
                                                       2009        $7.609      $11.709        5,887
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                       2004       $10.000      $11.343       29,089
                                                       2005       $11.343      $11.622      104,771
                                                       2006       $11.622      $13.273      162,673
                                                       2007       $13.273      $12.757      166,026
                                                       2008       $12.757       $8.059      133,110
                                                       2009        $8.059      $10.184      123,616
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                       2002       $10.000       $9.412            0
                                                       2003        $9.412      $11.767        4,800
                                                       2004       $11.767      $12.365       16,427
                                                       2005       $12.365      $13.098       35,171
                                                       2006       $13.098      $13.229       43,766
                                                       2007       $13.229      $15.184       46,533
                                                       2008       $15.184       $7.603       41,011
                                                       2009        $7.603      $12.394       33,167

                              166     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2002       $10.000      $10.655            0
                                                          2003       $10.655      $13.388       16,041
                                                          2004       $13.388      $15.035       55,062
                                                          2005       $15.035      $16.235       97,713
                                                          2006       $16.235      $18.530      121,276
                                                          2007       $18.530      $18.694      125,665
                                                          2008       $18.694      $12.471      111,525
                                                          2009       $12.471      $15.231       92,694
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.895       23,867
                                                          2005        $9.895       $9.975       76,491
                                                          2006        $9.975      $10.226       55,566
                                                          2007       $10.226      $10.511       52,997
                                                          2008       $10.511      $10.529       45,546
                                                          2009       $10.529      $10.368            0
--------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                          2002       $10.000      $11.062            0
                                                          2003       $11.062      $13.908        2,511
                                                          2004       $13.908      $15.067        7,583
                                                          2005       $15.067      $16.627       20,297
                                                          2006       $16.627      $18.131       24,735
                                                          2007       $18.131      $18.983       25,013
                                                          2008       $18.983      $15.882       22,345
                                                          2009       $15.882      $20.337       22,960
--------------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                          2004       $10.000      $10.967       40,892
                                                          2005       $10.967      $11.589       82,180
                                                          2006       $11.589      $12.840      139,142
                                                          2007       $12.840      $13.060      160,968
                                                          2008       $13.060       $9.937      149,835
                                                          2009        $9.937      $11.978      125,212
--------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                          2004       $10.000      $10.763        7,291
                                                          2005       $10.763      $12.257        6,860
                                                          2006       $12.257      $12.558        5,209
                                                          2007       $12.558      $15.064        4,795
                                                          2008       $15.064       $7.532        3,861
                                                          2009        $7.532      $12.272        3,428
--------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $10.738        4,141
                                                          2005       $10.738      $12.203        5,702
                                                          2006       $12.203      $12.468        8,295
                                                          2007       $12.468      $14.926        8,181
                                                          2008       $14.926       $7.440        8,649
                                                          2009        $7.440      $12.092        5,348

                              167     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.4

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                  2003       $10.000      $10.000            0
                                                  2004       $10.000      $11.098       20,294
                                                  2005       $11.098      $12.230       67,795
                                                  2006       $12.230      $14.625      126,365
                                                  2007       $14.625      $15.798      126,897
                                                  2008       $15.798      $11.048      108,420
                                                  2009       $11.048      $14.086       97,432
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.833       33,087
                                                  2007        $9.833      $11.864       55,991
                                                  2008       $11.864       $6.209       61,786
                                                  2009        $6.209       $9.616       51,479
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.593        1,742
                                                  2004       $13.593      $15.912        8,905
                                                  2005       $15.912      $17.677       12,996
                                                  2006       $17.677      $19.456       11,922
                                                  2007       $19.456      $19.712        9,527
                                                  2008       $19.712      $11.554        7,698
                                                  2009       $11.554      $16.675        7,106
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.306       17,454
                                                  2005       $11.306      $12.497       18,097
                                                  2006       $12.497      $14.844       17,725
                                                  2007       $14.844      $15.753       14,683
                                                  2008       $15.753       $9.101       13,906
                                                  2009        $9.101      $12.468       12,012
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.300       18,683
                                                  2005       $11.300      $12.472       23,225
                                                  2006       $12.472      $14.805       40,335
                                                  2007       $14.805      $15.697       53,940
                                                  2008       $15.697       $9.049       55,316
                                                  2009        $9.049      $12.392       47,020
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2002       $10.000      $10.703            0
                                                  2003       $10.703      $14.547       10,341
                                                  2004       $14.547      $19.479       25,715
                                                  2005       $19.479      $22.382       34,738
                                                  2006       $22.382      $30.325       37,755
                                                  2007       $30.325      $24.686       45,700
                                                  2008       $24.686      $15.048       41,215
                                                  2009       $15.048      $19.028       37,874
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $12.783       79,948

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

                              168     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.207         0
                                                            2007       $10.207      $11.673         0
                                                            2008       $11.673       $6.523         0
                                                            2009        $6.523       $8.616         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.397         0
                                                            2007       $10.397      $10.991         0
                                                            2008       $10.991       $8.020         0
                                                            2009        $8.020       $9.693         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.427         0
                                                            2007       $10.427      $11.179         0
                                                            2008       $11.179       $7.325         0
                                                            2009        $7.325       $9.182         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.436         0
                                                            2007       $10.436      $11.302         0
                                                            2008       $11.302       $6.813         0
                                                            2009        $6.813       $8.715         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.289         0
                                                            2007       $10.289      $10.624         0
                                                            2008       $10.624       $9.251         0
                                                            2009        $9.251      $10.341         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.686         0
                                                            2007        $9.686      $11.551         0
                                                            2008       $11.551       $6.220         0
                                                            2009        $6.220       $8.760         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.757         0
                                                            2007       $10.757      $11.031         0
                                                            2008       $11.031       $6.759         0
                                                            2009        $6.759       $8.325         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.818         0
                                                            2007        $9.818      $11.040         0
                                                            2008       $11.040       $6.501         0
                                                            2009        $6.501       $8.859         0

                              169     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2003       $10.680      $13.292         0
                                                                  2004       $13.292      $14.336         0
                                                                  2005       $14.336      $14.472         0
                                                                  2006       $14.472      $16.477         0
                                                                  2007       $16.477      $15.469         0
                                                                  2008       $15.469       $9.782         0
                                                                  2009        $9.782      $12.072         0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.171         0
                                                                  2005       $11.171      $11.069         0
                                                                  2006       $11.069      $12.763         0
                                                                  2007       $12.763      $12.911         0
                                                                  2008       $12.911       $8.856         0
                                                                  2009        $8.856      $11.709         0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.501         0
                                                                  2005       $10.501      $10.349        40
                                                                  2006       $10.349      $11.192        40
                                                                  2007       $11.192      $11.592        40
                                                                  2008       $11.592       $7.400        40
                                                                  2009        $7.400       $9.361        39
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.801      $15.428         0
                                                                  2004       $15.428      $16.770         0
                                                                  2005       $16.770      $17.137         0
                                                                  2006       $17.137      $18.164         0
                                                                  2007       $18.164      $19.700         0
                                                                  2008       $19.700      $11.045         0
                                                                  2009       $11.045      $15.464         0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.021      $14.453         0
                                                                  2004       $14.453      $17.440         0
                                                                  2005       $17.440      $18.498         0
                                                                  2006       $18.498      $21.102         0
                                                                  2007       $21.102      $20.084         0
                                                                  2008       $20.084      $13.117         0
                                                                  2009       $13.117      $16.520         0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.190         0
                                                                  2005       $10.190      $10.176         0
                                                                  2006       $10.176      $10.322         0
                                                                  2007       $10.322      $10.728         0
                                                                  2008       $10.728      $11.255         0
                                                                  2009       $11.255      $11.315         0

                              170     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                      2006       $10.000      $10.951          0
                                                                      2007       $10.951      $11.942          0
                                                                      2008       $11.942       $8.331          0
                                                                      2009        $8.331      $10.018          0
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2003       $10.581      $12.591          0
                                                                      2004       $12.591      $13.829          0
                                                                      2005       $13.829      $14.909          0
                                                                      2006       $14.909      $17.211        552
                                                                      2007       $17.211      $17.364        548
                                                                      2008       $17.364      $10.648        545
                                                                      2009       $10.648      $13.088        540
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2003       $11.655      $16.748          0
                                                                      2004       $16.748      $20.367          0
                                                                      2005       $20.367      $25.309          0
                                                                      2006       $25.309      $31.613          0
                                                                      2007       $31.613      $39.694          0
                                                                      2008       $39.694      $18.304          0
                                                                      2009       $18.304      $30.806          0
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2003       $10.359      $13.497          0
                                                                      2004       $13.497      $15.599          0
                                                                      2005       $15.599      $16.759          0
                                                                      2006       $16.759      $19.847        281
                                                                      2007       $19.847      $22.342        279
                                                                      2008       $22.342      $12.988        277
                                                                      2009       $12.988      $17.356        275
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2003       $11.563      $12.792          0
                                                                      2004       $12.792      $14.312          0
                                                                      2005       $14.312      $13.526          0
                                                                      2006       $13.526      $14.875          0
                                                                      2007       $14.875      $16.099          0
                                                                      2008       $16.099      $16.672          0
                                                                      2009       $16.672      $19.294          0
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.887          0
                                                                      2005       $10.887      $11.355          0
                                                                      2006       $11.355      $12.694          0
                                                                      2007       $12.694      $13.208          0
                                                                      2008       $13.208       $9.186          0
                                                                      2009        $9.186      $11.284          0

                              171     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.339         0
                                                             2005       $10.339      $10.214         0
                                                             2006       $10.214      $10.890         0
                                                             2007       $10.890      $11.274         0
                                                             2008       $11.274       $9.065         0
                                                             2009        $9.065      $11.873         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.871         0
                                                             2005       $10.871      $10.946         0
                                                             2006       $10.946      $12.518         0
                                                             2007       $12.518      $12.624         0
                                                             2008       $12.624       $7.826         0
                                                             2009        $7.826       $9.073         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.119         0
                                                             2005       $11.119      $11.344         0
                                                             2006       $11.344      $11.936         0
                                                             2007       $11.936      $14.114         0
                                                             2008       $14.114       $8.499         0
                                                             2009        $8.499      $12.062         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.102         0
                                                             2005       $11.102      $11.716         0
                                                             2006       $11.716      $12.823         0
                                                             2007       $12.823      $12.574         0
                                                             2008       $12.574       $7.435         0
                                                             2009        $7.435       $9.180         0
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2003       $10.319      $12.298         0
                                                             2004       $12.298      $14.322         0
                                                             2005       $14.322      $15.640         0
                                                             2006       $15.640      $15.664         0
                                                             2007       $15.664      $16.193         0
                                                             2008       $16.193       $8.019         0
                                                             2009        $8.019      $10.342         0
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2003       $11.085      $12.997         0
                                                             2004       $12.997      $13.914         0
                                                             2005       $13.914      $14.067         0
                                                             2006       $14.067      $15.207         0
                                                             2007       $15.207      $15.343         0
                                                             2008       $15.343       $8.435         0
                                                             2009        $8.435      $10.002         0

                              172     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.087          0
                                                              2005       $10.087      $10.066          0
                                                              2006       $10.066      $10.300          0
                                                              2007       $10.300      $10.453          0
                                                              2008       $10.453       $6.210          0
                                                              2009        $6.210       $6.603          0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.222          0
                                                              2004       $12.222      $12.707          0
                                                              2005       $12.707      $12.994          0
                                                              2006       $12.994      $13.644          0
                                                              2007       $13.644      $15.146          0
                                                              2008       $15.146       $8.025          0
                                                              2009        $8.025      $11.280          0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2003       $10.062      $14.128          0
                                                              2004       $14.128      $16.377          0
                                                              2005       $16.377      $18.216          0
                                                              2006       $18.216      $20.848          0
                                                              2007       $20.848      $21.563          0
                                                              2008       $21.563      $12.545          0
                                                              2009       $12.545      $17.047          0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                              2003       $11.708      $12.861          0
                                                              2004       $12.861      $13.636          0
                                                              2005       $13.636      $13.564          0
                                                              2006       $13.564      $14.448          0
                                                              2007       $14.448      $14.020          0
                                                              2008       $14.020       $2.929          0
                                                              2009        $2.929       $3.597          0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                              2003       $10.442      $12.540        370
                                                              2004       $12.540      $13.346        498
                                                              2005       $13.346      $13.761        525
                                                              2006       $13.761      $15.400         29
                                                              2007       $15.400      $15.638         29
                                                              2008       $15.638       $9.358         29
                                                              2009        $9.358      $11.680         29

                              173     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2003       $10.692      $14.554        321
                                                               2004       $14.554      $16.914        428
                                                               2005       $16.914      $18.096        213
                                                               2006       $18.096      $20.234        211
                                                               2007       $20.234      $19.452        210
                                                               2008       $19.452      $11.759        209
                                                               2009       $11.759      $15.695        207
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2003       $11.224      $12.046          0
                                                               2004       $12.046      $12.737          0
                                                               2005       $12.737      $12.729          0
                                                               2006       $12.729      $13.310          0
                                                               2007       $13.310      $14.217          0
                                                               2008       $14.217      $11.855          0
                                                               2009       $11.855      $13.688          0
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2003       $10.730      $12.339          0
                                                               2004       $12.339      $13.128          0
                                                               2005       $13.128      $13.695          0
                                                               2006       $13.695      $15.072          0
                                                               2007       $15.072      $15.127          0
                                                               2008       $15.127       $9.835          0
                                                               2009        $9.835      $12.966          0
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                               2003       $10.971      $13.404          0
                                                               2004       $13.404      $14.522          0
                                                               2005       $14.522      $14.902          0
                                                               2006       $14.902      $16.845          0
                                                               2007       $16.845      $15.431          0
                                                               2008       $15.431       $9.224          0
                                                               2009        $9.224      $11.675          0
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                               2003       $10.213      $11.218          0
                                                               2004       $11.218      $11.718          0
                                                               2005       $11.718      $12.935          0
                                                               2006       $12.935      $12.966          0
                                                               2007       $12.966      $12.566          0
                                                               2008       $12.566      $10.161          0
                                                               2009       $10.161      $12.484          0

                              174     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2003       $11.841      $13.245         0
                                                   2004       $13.245      $14.277         0
                                                   2005       $14.277      $14.353         0
                                                   2006       $14.353      $15.470         0
                                                   2007       $15.470      $15.504         0
                                                   2008       $15.504      $11.177         0
                                                   2009       $11.177      $16.368         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2003       $10.335      $10.364         0
                                                   2004       $10.364      $10.554         0
                                                   2005       $10.554      $10.535         0
                                                   2006       $10.535      $10.738         0
                                                   2007       $10.738      $11.016         0
                                                   2008       $11.016       $8.171         0
                                                   2009        $8.171      $11.686         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.554      $13.282         0
                                                   2004       $13.282      $15.049         0
                                                   2005       $15.049      $16.465         0
                                                   2006       $16.465      $20.507         0
                                                   2007       $20.507      $21.667         0
                                                   2008       $21.667      $11.841         0
                                                   2009       $11.841      $14.390         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.670      $12.894         0
                                                   2004       $12.894      $14.163         0
                                                   2005       $14.163      $15.027         0
                                                   2006       $15.027      $16.696         0
                                                   2007       $16.696      $15.437         0
                                                   2008       $15.437       $9.099         0
                                                   2009        $9.099      $11.607         0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.917       $9.779         0
                                                   2004        $9.779       $9.598         0
                                                   2005        $9.598       $9.597         0
                                                   2006        $9.597       $9.770         0
                                                   2007        $9.770       $9.981         0
                                                   2008        $9.981       $9.982         0
                                                   2009        $9.982       $9.754         0

                              175     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                                    2003       $10.957      $13.395          0
                                                                    2004       $13.395      $14.408          0
                                                                    2005       $14.408      $15.456          0
                                                                    2006       $15.456      $16.362          0
                                                                    2007       $16.362      $16.868          0
                                                                    2008       $16.868      $10.074          0
                                                                    2009       $10.074      $12.980          0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2003       $11.298      $14.464          0
                                                                    2004       $14.464      $16.280          0
                                                                    2005       $16.280      $16.812          0
                                                                    2006       $16.812      $19.020          0
                                                                    2007       $19.020      $17.637          0
                                                                    2008       $17.637       $9.500          0
                                                                    2009        $9.500       $8.935          0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2003       $10.819      $12.997        356
                                                                    2004       $12.997      $13.632        481
                                                                    2005       $13.632      $13.960        478
                                                                    2006       $13.960      $15.153          0
                                                                    2007       $15.153      $14.856          0
                                                                    2008       $14.856       $8.902          0
                                                                    2009        $8.902      $11.561          0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2003       $10.660      $11.992          0
                                                                    2004       $11.992      $12.654          0
                                                                    2005       $12.654      $12.833          0
                                                                    2006       $12.833      $14.006          0
                                                                    2007       $14.006      $13.786          0
                                                                    2008       $13.786       $7.968          0
                                                                    2009        $7.968       $9.761          0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2003       $11.623      $13.975          0
                                                                    2004       $13.975      $16.543          0
                                                                    2005       $16.543      $17.516          0
                                                                    2006       $17.516      $21.699          0
                                                                    2007       $21.699      $25.376          0
                                                                    2008       $25.376      $17.199          0
                                                                    2009       $17.199      $18.004          0

                              176     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                          2003       $10.776      $13.460          0
                                                          2004       $13.460      $15.567          0
                                                          2005       $15.567      $17.025          0
                                                          2006       $17.025      $17.507          0
                                                          2007       $17.507      $17.719          0
                                                          2008       $17.719       $9.408          0
                                                          2009        $9.408      $12.729          0
--------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                          2003       $10.557      $12.305          0
                                                          2004       $12.305      $12.603          0
                                                          2005       $12.603      $12.989          0
                                                          2006       $12.989      $13.355          0
                                                          2007       $13.355      $13.740          0
                                                          2008       $13.740       $8.436          0
                                                          2009        $8.436      $13.482          0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.062          0
                                                          2005       $11.062      $11.986          0
                                                          2006       $11.986      $12.263          0
                                                          2007       $12.263      $14.061          0
                                                          2008       $14.061       $7.289          0
                                                          2009        $7.289      $11.114          0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.274          0
                                                          2005       $11.274      $11.446          0
                                                          2006       $11.446      $12.952          0
                                                          2007       $12.952      $12.334          0
                                                          2008       $12.334       $7.721          0
                                                          2009        $7.721       $9.667          0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003        $9.909      $11.650          0
                                                          2004       $11.650      $12.129          0
                                                          2005       $12.129      $12.732          0
                                                          2006       $12.732      $12.742          0
                                                          2007       $12.742      $14.490          0
                                                          2008       $14.490       $7.189          0
                                                          2009        $7.189      $11.612          0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.757      $13.254        354
                                                          2004       $13.254      $14.749        476
                                                          2005       $14.749      $15.781        499
                                                          2006       $15.781      $17.848        625
                                                          2007       $17.848      $17.840        621
                                                          2008       $17.840      $11.792        617
                                                          2009       $11.792      $14.270        611

                              177     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                     2003       $10.000      $10.000            0
                                                     2004       $10.000       $9.805            0
                                                     2005        $9.805       $9.793            0
                                                     2006        $9.793       $9.948            0
                                                     2007        $9.948      $10.132            0
                                                     2008       $10.132      $10.056            0
                                                     2009       $10.056       $9.815            0
---------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                     2003       $12.265      $13.770            0
                                                     2004       $13.770      $14.780            0
                                                     2005       $14.780      $16.162            0
                                                     2006       $16.162      $17.464            0
                                                     2007       $17.464      $18.115            0
                                                     2008       $18.115      $15.018            0
                                                     2009       $15.018      $19.054            0
---------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                     2004       $10.000      $10.900            0
                                                     2005       $10.900      $11.413            0
                                                     2006       $11.413      $12.530            0
                                                     2007       $12.530      $12.627            0
                                                     2008       $12.627       $9.520            0
                                                     2009        $9.520      $11.370            0
---------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                     2004       $10.000      $10.697            0
                                                     2005       $10.697      $12.071            0
                                                     2006       $12.071      $12.254      688,857
                                                     2007       $12.254      $14.565          851
                                                     2008       $14.565       $7.216          845
                                                     2009        $7.216      $11.649          838
---------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                     2004       $10.000      $10.672            0
                                                     2005       $10.672      $12.018            0
                                                     2006       $12.018      $12.166            0
                                                     2007       $12.166      $14.432            0
                                                     2008       $14.432       $7.127            0
                                                     2009        $7.127      $11.478            0
---------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                     2003       $10.000      $10.000            0
                                                     2004       $10.000      $10.996            0
                                                     2005       $10.996      $12.007            0
                                                     2006       $12.007      $14.228            0
                                                     2007       $14.228      $15.228            0
                                                     2008       $15.228      $10.551            0
                                                     2009       $10.551      $13.331            0

                              178     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.3

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.772          0
                                                  2007        $9.772      $11.682          0
                                                  2008       $11.682       $6.058          0
                                                  2009        $6.058       $9.296          0
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.510          0
                                                  2004       $13.510      $15.670          0
                                                  2005       $15.670      $17.250          0
                                                  2006       $17.250      $18.813        211
                                                  2007       $18.813      $18.885        210
                                                  2008       $18.885      $10.968        208
                                                  2009       $10.968      $15.684        207
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.237        629
                                                  2005       $11.237      $12.307        313
                                                  2006       $12.307      $14.486        311
                                                  2007       $14.486      $15.231        309
                                                  2008       $15.231       $8.719        307
                                                  2009        $8.719      $11.835        304
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.231          0
                                                  2005       $11.231      $12.282          0
                                                  2006       $12.282      $14.447          0
                                                  2007       $14.447      $15.176          0
                                                  2008       $15.176       $8.668          0
                                                  2009        $8.668      $11.763          0
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2003       $11.357      $14.402          0
                                                  2004       $14.402      $19.109          0
                                                  2005       $19.109      $21.756          0
                                                  2006       $21.756      $29.208          0
                                                  2007       $29.208      $23.558          0
                                                  2008       $23.558      $14.228          0
                                                  2009       $14.228      $17.827          0
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $11.976          0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

                              179     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.263      414,282
                                                            2007       $10.263      $11.834      723,702
                                                            2008       $11.834       $6.667      709,286
                                                            2009        $6.667       $8.879      601,778
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.454      130,383
                                                            2007       $10.454      $11.142      148,898
                                                            2008       $11.142       $8.197       65,773
                                                            2009        $8.197       $9.989       55,401
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.484       36,399
                                                            2007       $10.484      $11.333       99,598
                                                            2008       $11.333       $7.487       65,030
                                                            2009        $7.487       $9.462       27,133
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.493       42,087
                                                            2007       $10.493      $11.458       40,167
                                                            2008       $11.458       $6.964       88,559
                                                            2009        $6.964       $8.981       82,513
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.345        9,730
                                                            2007       $10.345      $10.771       10,156
                                                            2008       $10.771       $9.455        4,355
                                                            2009        $9.455      $10.656        3,997
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.739        7,984
                                                            2007        $9.739      $11.710       10,829
                                                            2008       $11.710       $6.358       16,378
                                                            2009        $6.358       $9.027        9,794
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.816       37,450
                                                            2007       $10.816      $11.184       47,278
                                                            2008       $11.184       $6.909       85,968
                                                            2009        $6.909       $8.579       72,421
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.872       94,755
                                                            2007        $9.872      $11.192      192,846
                                                            2008       $11.192       $6.645      203,011
                                                            2009        $6.645       $9.130      175,340

                              180     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $10.851           347
                                                                  2003       $10.851      $13.409       117,457
                                                                  2004       $13.409      $14.582       236,098
                                                                  2005       $14.582      $14.840       310,781
                                                                  2006       $14.840      $17.034       302,687
                                                                  2007       $17.034      $16.124       261,390
                                                                  2008       $16.124      $10.280       205,726
                                                                  2009       $10.280      $12.790       177,653
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.233        66,922
                                                                  2005       $11.233      $11.221     1,005,366
                                                                  2006       $11.221      $13.044     2,122,022
                                                                  2007       $13.044      $13.304     2,815,817
                                                                  2008       $13.304       $9.200     2,181,007
                                                                  2009        $9.200      $12.264     1,764,424
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.523         2,116
                                                                  2005       $10.523      $10.455       378,307
                                                                  2006       $10.455      $11.399       825,544
                                                                  2007       $11.399      $11.903     1,001,796
                                                                  2008       $11.903       $7.661       880,173
                                                                  2009        $7.661       $9.771       773,389
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.535           434
                                                                  2003       $11.535      $15.564         4,327
                                                                  2004       $15.564      $17.057         3,941
                                                                  2005       $17.057      $17.572         8,813
                                                                  2006       $17.572      $18.778         7,164
                                                                  2007       $18.778      $20.534         5,267
                                                                  2008       $20.534      $11.608         2,199
                                                                  2009       $11.608      $16.384         1,637
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.225           860
                                                                  2003       $11.225      $14.581       101,030
                                                                  2004       $14.581      $17.739       168,475
                                                                  2005       $17.739      $18.969       285,208
                                                                  2006       $18.969      $21.816       356,890
                                                                  2007       $21.816      $20.935       345,544
                                                                  2008       $20.935      $13.785       247,439
                                                                  2009       $13.785      $17.504       206,772

                              181     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                 2004       $10.000      $10.246        42,893
                                                                 2005       $10.246      $10.315       136,448
                                                                 2006       $10.315      $10.549       257,214
                                                                 2007       $10.549      $11.055       355,522
                                                                 2008       $11.055      $11.693       492,222
                                                                 2009       $11.693      $11.851       483,472
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $11.011       320,169
                                                                 2007       $11.011      $12.107       558,370
                                                                 2008       $12.107       $8.515       496,269
                                                                 2009        $8.515      $10.323       331,500
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.324         2,174
                                                                 2003       $10.324      $12.703       148,918
                                                                 2004       $12.703      $14.065       358,905
                                                                 2005       $14.065      $15.288       688,072
                                                                 2006       $15.288      $17.793     1,079,337
                                                                 2007       $17.793      $18.099     1,269,936
                                                                 2008       $18.099      $11.190     1,016,065
                                                                 2009       $11.190      $13.867       797,516
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $11.233             0
                                                                 2003       $11.233      $16.896        54,196
                                                                 2004       $16.896      $20.715        85,691
                                                                 2005       $20.715      $25.952       122,683
                                                                 2006       $25.952      $32.682       166,538
                                                                 2007       $32.682      $41.374       194,282
                                                                 2008       $41.374      $19.236       150,573
                                                                 2009       $19.236      $32.639       122,960
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.475           640
                                                                 2003       $10.475      $13.616        53,801
                                                                 2004       $13.616      $15.866       104,501
                                                                 2005       $15.866      $17.185       354,268
                                                                 2006       $17.185      $20.518       733,746
                                                                 2007       $20.518      $23.288       922,024
                                                                 2008       $23.288      $13.649       778,137
                                                                 2009       $13.649      $18.389       662,465

                              182     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.721          135
                                                                      2003       $10.721      $12.905       12,812
                                                                      2004       $12.905      $14.556        4,209
                                                                      2005       $14.556      $13.871        5,030
                                                                      2006       $13.871      $15.378        5,249
                                                                      2007       $15.378      $16.780        3,012
                                                                      2008       $16.780      $17.521        4,760
                                                                      2009       $17.521      $20.443        3,046
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.909        1,724
                                                                      2005       $10.909      $11.471       75,627
                                                                      2006       $11.471      $12.929      147,228
                                                                      2007       $12.929      $13.563      126,050
                                                                      2008       $13.563       $9.511       98,141
                                                                      2009        $9.511      $11.779      102,450
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                                      2004       $10.000      $10.360        3,670
                                                                      2005       $10.360      $10.319      188,567
                                                                      2006       $10.319      $11.091      388,338
                                                                      2007       $11.091      $11.577      495,383
                                                                      2008       $11.577       $9.386      389,523
                                                                      2009        $9.386      $12.393      331,061
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                                      2004       $10.000      $10.893       11,058
                                                                      2005       $10.893      $11.057      149,184
                                                                      2006       $11.057      $12.749      311,007
                                                                      2007       $12.749      $12.963      391,344
                                                                      2008       $12.963       $8.102      269,542
                                                                      2009        $8.102       $9.471      227,548
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                                      2004       $10.000      $11.141        2,150
                                                                      2005       $11.141      $11.460       37,104
                                                                      2006       $11.460      $12.156      134,749
                                                                      2007       $12.156      $14.493      199,136
                                                                      2008       $14.493       $8.799      163,727
                                                                      2009        $8.799      $12.590      155,579
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                                      2004       $10.000      $11.124           16
                                                                      2005       $11.124      $11.836      431,792
                                                                      2006       $11.836      $13.060      720,550
                                                                      2007       $13.060      $12.913      767,839
                                                                      2008       $12.913       $7.698      649,218
                                                                      2009        $7.698       $9.582      528,877

                              183     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.060            0
                                                              2003       $10.060      $12.406       22,549
                                                              2004       $12.406      $14.567       68,809
                                                              2005       $14.567      $16.038      102,358
                                                              2006       $16.038      $16.193      132,006
                                                              2007       $16.193      $16.879      111,355
                                                              2008       $16.879       $8.427       65,981
                                                              2009        $8.427      $10.958       57,944
------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.696            0
                                                              2003       $10.696      $13.112       73,942
                                                              2004       $13.112      $14.152      124,555
                                                              2005       $14.152      $14.425      184,065
                                                              2006       $14.425      $15.722      190,342
                                                              2007       $15.722      $15.993      170,766
                                                              2008       $15.993       $8.865      129,736
                                                              2009        $8.865      $10.598      124,736
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.108          274
                                                              2005       $10.108      $10.169       55,948
                                                              2006       $10.169      $10.491      456,364
                                                              2007       $10.491      $10.734      845,679
                                                              2008       $10.734       $6.429      791,707
                                                              2009        $6.429       $6.893      755,522
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.289       45,608
                                                              2004       $12.289      $12.881      124,466
                                                              2005       $12.881      $13.280      313,104
                                                              2006       $13.280      $14.059      394,571
                                                              2007       $14.059      $15.735      358,649
                                                              2008       $15.735       $8.405      328,673
                                                              2009        $8.405      $11.912      258,339
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.148            0
                                                              2003       $10.148      $14.253       38,933
                                                              2004       $14.253      $16.657       62,907
                                                              2005       $16.657      $18.679       59,949
                                                              2006       $18.679      $21.553       90,930
                                                              2007       $21.553      $22.475       82,603
                                                              2008       $22.475      $13.184       61,365
                                                              2009       $13.184      $18.062       47,429

                              184     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.661          508
                                                               2003       $10.661      $12.975       81,371
                                                               2004       $12.975      $13.869      165,436
                                                               2005       $13.869      $13.909      197,061
                                                               2006       $13.909      $14.936      160,880
                                                               2007       $14.936      $14.614      134,180
                                                               2008       $14.614       $3.078      135,257
                                                               2009        $3.078       $3.811      139,723
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.177        1,007
                                                               2003       $10.177      $12.650       83,324
                                                               2004       $12.650      $13.574      196,103
                                                               2005       $13.574      $14.111      446,470
                                                               2006       $14.111      $15.921      653,766
                                                               2007       $15.921      $16.300      674,700
                                                               2008       $16.300       $9.835      587,158
                                                               2009        $9.835      $12.375      499,694
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.354          745
                                                               2003       $10.354      $14.682       58,798
                                                               2004       $14.682      $17.203      106,502
                                                               2005       $17.203      $18.556      180,178
                                                               2006       $18.556      $20.918      260,535
                                                               2007       $20.918      $20.276      252,429
                                                               2008       $20.276      $12.357      187,285
                                                               2009       $12.357      $16.629      145,775
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.551            0
                                                               2003       $10.551      $12.153      261,984
                                                               2004       $12.153      $12.955      475,970
                                                               2005       $12.955      $13.052      837,415
                                                               2006       $13.052      $13.761      941,030
                                                               2007       $13.761      $14.819      918,620
                                                               2008       $14.819      $12.458      681,916
                                                               2009       $12.458      $14.502      542,217
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2002       $10.000      $10.388            0
                                                               2003       $10.388      $12.448       12,054
                                                               2004       $12.448      $13.353       35,146
                                                               2005       $13.353      $14.043      132,476
                                                               2006       $14.043      $15.582      172,913
                                                               2007       $15.582      $15.767      162,161
                                                               2008       $15.767      $10.335      107,317
                                                               2009       $10.335      $13.738       95,280

                              185     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.798        1,666
                                                        2003       $10.798      $14.075       15,549
                                                        2004       $14.075      $14.771      186,092
                                                        2005       $14.771      $15.281      223,540
                                                        2006       $15.281      $17.414      189,319
                                                        2007       $17.414      $16.084      159,148
                                                        2008       $16.084       $9.693      116,929
                                                        2009        $9.693      $12.370      100,412
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2002       $10.000       $9.724            0
                                                        2003        $9.724      $11.317       24,389
                                                        2004       $11.317      $11.919       34,838
                                                        2005       $11.919      $13.264       31,655
                                                        2006       $13.264      $13.405       24,547
                                                        2007       $13.405      $13.098       12,934
                                                        2008       $13.098      $10.678       23,876
                                                        2009       $10.678      $13.227       21,918
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2002       $10.000      $10.741        1,550
                                                        2003       $10.741      $13.362      114,140
                                                        2004       $13.362      $14.521      182,596
                                                        2005       $14.521      $14.718      293,917
                                                        2006       $14.718      $15.993      301,544
                                                        2007       $15.993      $16.161      305,846
                                                        2008       $16.161      $11.746      217,102
                                                        2009       $11.746      $17.342      215,207
------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.185        1,811
                                                        2003       $10.185      $10.456      155,621
                                                        2004       $10.456      $10.735      329,460
                                                        2005       $10.735      $10.803      676,821
                                                        2006       $10.803      $11.101      914,327
                                                        2007       $11.101      $11.482      932,946
                                                        2008       $11.482       $8.587      701,127
                                                        2009        $8.587      $12.381      537,163
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                        2002       $10.000      $10.604          319
                                                        2003       $10.604      $13.399       50,972
                                                        2004       $13.399      $15.306       72,525
                                                        2005       $15.306      $16.884      136,789
                                                        2006       $16.884      $21.200      208,019
                                                        2007       $21.200      $22.584      267,987
                                                        2008       $22.584      $12.444      235,795
                                                        2009       $12.444      $15.247      216,061

                              186     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                2002       $10.000      $10.407           150
                                                2003       $10.407      $13.008        41,343
                                                2004       $13.008      $14.405        41,743
                                                2005       $14.405      $15.409        60,847
                                                2006       $15.409      $17.260        59,846
                                                2007       $17.260      $16.090        56,727
                                                2008       $16.090       $9.562        57,533
                                                2009        $9.562      $12.299        53,186
----------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                2002       $10.000       $9.985             0
                                                2003        $9.985       $9.865       652,592
                                                2004        $9.865       $9.763       641,522
                                                2005        $9.763       $9.841       952,353
                                                2006        $9.841      $10.100     1,202,292
                                                2007       $10.100      $10.404     1,302,640
                                                2008       $10.404      $10.491       895,485
                                                2009       $10.491      $10.335     1,009,635
----------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                2002       $10.000      $10.379         1,640
                                                2003       $10.379      $13.513        20,679
                                                2004       $13.513      $14.654        33,167
                                                2005       $14.654      $15.849        32,056
                                                2006       $15.849      $16.915        20,031
                                                2007       $16.915      $17.582         4,574
                                                2008       $17.582      $10.587         3,141
                                                2009       $10.587      $13.753         2,744
----------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                2002       $10.000      $11.204           424
                                                2003       $11.204      $14.592        48,650
                                                2004       $14.592      $16.559        96,870
                                                2005       $16.559      $17.239       252,139
                                                2006       $17.239      $19.663       343,255
                                                2007       $19.663      $18.384       382,838
                                                2008       $18.384       $9.984       325,754
                                                2009        $9.984       $9.399             0
----------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                2002       $10.000      $10.642             0
                                                2003       $10.642      $13.112         7,152
                                                2004       $13.112      $13.865        14,354
                                                2005       $13.865      $14.315        14,048
                                                2006       $14.315      $15.665        13,472
                                                2007       $15.665      $15.485         9,001
                                                2008       $15.485       $9.355        10,330
                                                2009        $9.355      $12.250         6,797

                              187     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2002       $10.000      $10.515        2,030
                                                                    2003       $10.515      $12.098       79,093
                                                                    2004       $12.098      $12.870      157,776
                                                                    2005       $12.870      $13.159      218,982
                                                                    2006       $13.159      $14.480      184,184
                                                                    2007       $14.480      $14.370      248,096
                                                                    2008       $14.370       $8.374      166,587
                                                                    2009        $8.374      $10.342      141,098
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2002       $10.000      $11.470            0
                                                                    2003       $11.470      $14.075       15,549
                                                                    2004       $14.075      $16.826       25,933
                                                                    2005       $16.826      $17.961       23,337
                                                                    2006       $17.961      $22.432       18,945
                                                                    2007       $22.432      $26.449       13,069
                                                                    2008       $26.449      $18.074        8,045
                                                                    2009       $18.074      $19.076        6,771
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2002       $10.000      $10.372        2,547
                                                                    2003       $10.372      $13.579       50,687
                                                                    2004       $13.579      $15.833       82,701
                                                                    2005       $15.833      $17.458       64,526
                                                                    2006       $17.458      $18.099       58,064
                                                                    2007       $18.099      $18.470       51,749
                                                                    2008       $18.470       $9.887       29,195
                                                                    2009        $9.887      $13.487       18,368
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                    2002       $10.000      $10.109          617
                                                                    2003       $10.109      $12.414      153,342
                                                                    2004       $12.414      $12.818      248,311
                                                                    2005       $12.818      $13.320      317,126
                                                                    2006       $13.320      $13.807      316,832
                                                                    2007       $13.807      $14.322      249,085
                                                                    2008       $14.322       $8.865      189,190
                                                                    2009        $8.865      $14.284      131,514
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.122       49,268
                                                                    2005       $11.122      $12.150       62,073
                                                                    2006       $12.150      $12.533       45,545
                                                                    2007       $12.533      $14.489       39,401
                                                                    2008       $14.489       $7.573       12,991
                                                                    2009        $7.573      $11.641        9,989

                              188     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.336       53,964
                                                          2005       $11.336      $11.603      402,711
                                                          2006       $11.603      $13.237      647,016
                                                          2007       $13.237      $12.709      665,447
                                                          2008       $12.709       $8.021      537,414
                                                          2009        $8.021      $10.126      407,245
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2002       $10.000       $9.410            0
                                                          2003        $9.410      $11.753       31,986
                                                          2004       $11.753      $12.337       49,070
                                                          2005       $12.337      $13.056       81,791
                                                          2006       $13.056      $13.172       88,072
                                                          2007       $13.172      $15.104       83,140
                                                          2008       $15.104       $7.555       61,776
                                                          2009        $7.555      $12.304       53,009
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2002       $10.000      $10.653            0
                                                          2003       $10.653      $13.371       74,198
                                                          2004       $13.371      $15.002      146,747
                                                          2005       $15.002      $16.182      296,595
                                                          2006       $16.182      $18.451      387,496
                                                          2007       $18.451      $18.595      334,095
                                                          2008       $18.595      $12.392      257,830
                                                          2009       $12.392      $15.120      219,842
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.885       95,428
                                                          2005        $9.885       $9.955      276,059
                                                          2006        $9.955      $10.195      280,454
                                                          2007       $10.195      $10.468      394,938
                                                          2008       $10.468      $10.475      436,606
                                                          2009       $10.475      $10.306            0
--------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                          2002       $10.000      $11.059            0
                                                          2003       $11.059      $13.891       12,459
                                                          2004       $13.891      $15.033       61,335
                                                          2005       $15.033      $16.573       87,995
                                                          2006       $16.573      $18.054      103,578
                                                          2007       $18.054      $18.882       98,940
                                                          2008       $18.882      $15.782       58,386
                                                          2009       $15.782      $20.188       54,461

                              189     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.959       70,540
                                                  2005       $10.959      $11.570      222,716
                                                  2006       $11.570      $12.805      415,319
                                                  2007       $12.805      $13.011      401,611
                                                  2008       $13.011       $9.890      326,479
                                                  2009        $9.890      $11.909      245,044
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                  2004       $10.000      $10.756       63,467
                                                  2005       $10.756      $12.236       57,712
                                                  2006       $12.236      $12.524       44,233
                                                  2007       $12.524      $15.008       18,828
                                                  2008       $15.008       $7.497       15,161
                                                  2009        $7.497      $12.202        9,385
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.731       41,130
                                                  2005       $10.731      $12.183       39,564
                                                  2006       $12.183      $12.434       34,463
                                                  2007       $12.434      $14.871       30,048
                                                  2008       $14.871       $7.405       31,018
                                                  2009        $7.405      $12.022       21,686
------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                  2003       $10.000      $10.000            0
                                                  2004       $10.000      $11.086       36,213
                                                  2005       $11.086      $12.205      306,837
                                                  2006       $12.205      $14.580      671,532
                                                  2007       $14.580      $15.734      793,322
                                                  2008       $15.734      $10.992      696,993
                                                  2009       $10.992      $14.000      582,715
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.826      151,344
                                                  2007        $9.826      $11.844      287,553
                                                  2008       $11.844       $6.192      303,564
                                                  2009        $6.192       $9.580      218,132
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.584       13,341
                                                  2004       $13.584      $15.885       33,746
                                                  2005       $15.885      $17.630       45,386
                                                  2006       $17.630      $19.384       35,762
                                                  2007       $19.384      $19.619       33,493
                                                  2008       $19.619      $11.488       39,583
                                                  2009       $11.488      $16.562       23,722

                              190     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5

                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                2004       $10.000      $11.299      104,318
                                                2005       $11.299      $12.476      113,259
                                                2006       $12.476      $14.804       85,256
                                                2007       $14.804      $15.694       65,948
                                                2008       $15.694       $9.058       32,724
                                                2009        $9.058      $12.397       24,906
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                2004       $10.000      $11.292       33,745
                                                2005       $11.292      $12.451       71,563
                                                2006       $12.451      $14.765      150,213
                                                2007       $14.765      $15.638      209,679
                                                2008       $15.638       $9.006      181,842
                                                2009        $9.006      $12.320      160,274
----------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                2002       $10.000      $10.701            0
                                                2003       $10.701      $14.529       19,376
                                                2004       $14.529      $19.436      121,865
                                                2005       $19.436      $22.309      275,668
                                                2006       $22.309      $30.195      378,389
                                                2007       $30.195      $24.555      372,415
                                                2008       $24.555      $14.953      326,604
                                                2009       $14.953      $18.888      264,687
----------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                2009       $10.000      $12.689      283,803

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

                              191     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4

                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.200         0
                                                            2007       $10.200      $11.653         0
                                                            2008       $11.653       $6.505         0
                                                            2009        $6.505       $8.584         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.390         0
                                                            2007       $10.390      $10.972         0
                                                            2008       $10.972       $7.998         0
                                                            2009        $7.998       $9.657         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.420         0
                                                            2007       $10.420      $11.160         0
                                                            2008       $11.160       $7.305         0
                                                            2009        $7.305       $9.147         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.428         0
                                                            2007       $10.428      $11.282         0
                                                            2008       $11.282       $6.795         0
                                                            2009        $6.795       $8.682         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.281         0
                                                            2007       $10.281      $10.606         0
                                                            2008       $10.606       $9.225         0
                                                            2009        $9.225      $10.302         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.680         0
                                                            2007        $9.680      $11.531         0
                                                            2008       $11.531       $6.203         0
                                                            2009        $6.203       $8.727         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.750         0
                                                            2007       $10.750      $11.012         0
                                                            2008       $11.012       $6.741         0
                                                            2009        $6.741       $8.293         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.811         0
                                                            2007        $9.811      $11.021         0
                                                            2008       $11.021       $6.483         0
                                                            2009        $6.483       $8.826         0

                              192     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2003       $10.675      $13.275         544
                                                                  2004       $13.275      $14.304       1,424
                                                                  2005       $14.304      $14.424       1,453
                                                                  2006       $14.424      $16.406         423
                                                                  2007       $16.406      $15.386         428
                                                                  2008       $15.386       $9.720         938
                                                                  2009        $9.720      $11.983         628
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.164           0
                                                                  2005       $11.164      $11.050         467
                                                                  2006       $11.050      $12.728         508
                                                                  2007       $12.728      $12.862         485
                                                                  2008       $12.862       $8.813         450
                                                                  2009        $8.813      $11.641         449
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.499           0
                                                                  2005       $10.499      $10.336           0
                                                                  2006       $10.336      $11.166           0
                                                                  2007       $11.166      $11.553           0
                                                                  2008       $11.553       $7.368           0
                                                                  2009        $7.368       $9.311           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.794      $15.409           0
                                                                  2004       $15.409      $16.732           0
                                                                  2005       $16.732      $17.080           0
                                                                  2006       $17.080      $18.085           0
                                                                  2007       $18.085      $19.595           0
                                                                  2008       $19.595      $10.975           0
                                                                  2009       $10.975      $15.350           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.014      $14.435       4,865
                                                                  2004       $14.435      $17.401       5,390
                                                                  2005       $17.401      $18.438       5,354
                                                                  2006       $18.438      $21.012         873
                                                                  2007       $21.012      $19.977         754
                                                                  2008       $19.977      $13.034         697
                                                                  2009       $13.034      $16.398           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.183           0
                                                                  2005       $10.183      $10.158           0
                                                                  2006       $10.158      $10.294           0
                                                                  2007       $10.294      $10.688           0
                                                                  2008       $10.688      $11.201           0
                                                                  2009       $11.201      $11.249           0

                              193     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                      2006       $10.000      $10.943           0
                                                                      2007       $10.943      $11.921           0
                                                                      2008       $11.921       $8.308         675
                                                                      2009        $8.308       $9.980         731
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2003       $10.575      $12.576       3,040
                                                                      2004       $12.576      $13.797       4,637
                                                                      2005       $13.797      $14.860       4,937
                                                                      2006       $14.860      $17.137       1,078
                                                                      2007       $17.137      $17.271       1,022
                                                                      2008       $17.271      $10.580         939
                                                                      2009       $10.580      $12.991         613
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2003       $11.648      $16.727       1,444
                                                                      2004       $16.727      $20.321       1,931
                                                                      2005       $20.321      $25.226       1,763
                                                                      2006       $25.226      $31.477         324
                                                                      2007       $31.477      $39.483         280
                                                                      2008       $39.483      $18.188         259
                                                                      2009       $18.188      $30.579           0
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2003       $10.354      $13.480           0
                                                                      2004       $13.480      $15.564           0
                                                                      2005       $15.564      $16.704           0
                                                                      2006       $16.704      $19.762         512
                                                                      2007       $19.762      $22.223         442
                                                                      2008       $22.223      $12.906         409
                                                                      2009       $12.906      $17.228           0
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2003       $11.557      $12.776           0
                                                                      2004       $12.776      $14.279           0
                                                                      2005       $14.279      $13.482           0
                                                                      2006       $13.482      $14.811           0
                                                                      2007       $14.811      $16.013           0
                                                                      2008       $16.013      $16.566           0
                                                                      2009       $16.566      $19.152           0
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.884           0
                                                                      2005       $10.884      $11.340         318
                                                                      2006       $11.340      $12.665         344
                                                                      2007       $12.665      $13.164         329
                                                                      2008       $13.164       $9.146         305
                                                                      2009        $9.146      $11.224         304

                              194     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4

                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.336           0
                                                             2005       $10.336      $10.201         170
                                                             2006       $10.201      $10.865         185
                                                             2007       $10.865      $11.236         176
                                                             2008       $11.236       $9.026         164
                                                             2009        $9.026      $11.809         163
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.868           0
                                                             2005       $10.868      $10.932         324
                                                             2006       $10.932      $12.489       1,925
                                                             2007       $12.489      $12.582       1,695
                                                             2008       $12.582       $7.792       1,569
                                                             2009        $7.792       $9.024         311
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.116           0
                                                             2005       $11.116      $11.330           0
                                                             2006       $11.330      $11.908           0
                                                             2007       $11.908      $14.067           0
                                                             2008       $14.067       $8.462           0
                                                             2009        $8.462      $11.997           0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.099           0
                                                             2005       $11.099      $11.701         307
                                                             2006       $11.701      $12.793       1,834
                                                             2007       $12.793      $12.533       1,614
                                                             2008       $12.533       $7.403       1,494
                                                             2009        $7.403       $9.131         294
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2003       $10.314      $12.283           0
                                                             2004       $12.283      $14.289           0
                                                             2005       $14.289      $15.589           0
                                                             2006       $15.589      $15.596           0
                                                             2007       $15.596      $16.107           0
                                                             2008       $16.107       $7.968           0
                                                             2009        $7.968      $10.266           0
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2003       $11.079      $12.981           0
                                                             2004       $12.981      $13.883         212
                                                             2005       $13.883      $14.021         526
                                                             2006       $14.021      $15.142         300
                                                             2007       $15.142      $15.262         285
                                                             2008       $15.262       $8.382         321
                                                             2009        $8.382       $9.928         304

                              195     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                               2004       $10.000      $10.084           0
                                                               2005       $10.084      $10.053           0
                                                               2006       $10.053      $10.277           0
                                                               2007       $10.277      $10.418           0
                                                               2008       $10.418       $6.183           0
                                                               2009        $6.183       $6.568           0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                               2003       $10.000      $12.214         995
                                                               2004       $12.214      $12.685       2,545
                                                               2005       $12.685      $12.958       2,564
                                                               2006       $12.958      $13.593         896
                                                               2007       $13.593      $15.074         792
                                                               2008       $15.074       $7.978         792
                                                               2009        $7.978      $11.203         355
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                               2003       $10.056      $14.111           0
                                                               2004       $14.111      $16.340           0
                                                               2005       $16.340      $18.156           0
                                                               2006       $18.156      $20.759           0
                                                               2007       $20.759      $21.448           0
                                                               2008       $21.448      $12.465           0
                                                               2009       $12.465      $16.921           0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2003       $11.702      $12.845           0
                                                               2004       $12.845      $13.605         612
                                                               2005       $13.605      $13.520       1,545
                                                               2006       $13.520      $14.385         895
                                                               2007       $14.385      $13.945         884
                                                               2008       $13.945       $2.910       2,605
                                                               2009        $2.910       $3.571       2,405
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2003       $10.436      $12.524       6,474
                                                               2004       $12.524      $13.315       7,620
                                                               2005       $13.315      $13.716       7,865
                                                               2006       $13.716      $15.334       1,003
                                                               2007       $15.334      $15.555         952
                                                               2008       $15.555       $9.299         878
                                                               2009        $9.299      $11.594         505
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2003       $10.686      $14.536         487
                                                               2004       $14.536      $16.875         802
                                                               2005       $16.875      $18.037         772
                                                               2006       $18.037      $20.146         346
                                                               2007       $20.146      $19.349         345
                                                               2008       $19.349      $11.684         302
                                                               2009       $11.684      $15.579          18

                              196     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4

                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                        2003       $11.218      $12.031           0
                                                        2004       $11.218      $12.708       1,731
                                                        2005       $12.708      $12.687       2,773
                                                        2006       $12.687      $13.253       2,387
                                                        2007       $13.253      $14.141       2,094
                                                        2008       $14.141      $11.779       1,772
                                                        2009       $11.779      $13.587         632
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                        2003       $10.724      $12.324       6,221
                                                        2004       $12.324      $13.098       9,245
                                                        2005       $13.098      $13.650       9,405
                                                        2006       $13.650      $15.007         202
                                                        2007       $15.007      $15.046         193
                                                        2008       $15.046       $9.772         184
                                                        2009        $9.772      $12.871         156
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2003       $10.965      $13.387       7,904
                                                        2004       $13.387      $14.490       8,998
                                                        2005       $14.490      $14.853       9,101
                                                        2006       $14.853      $16.772         738
                                                        2007       $16.772      $15.349         772
                                                        2008       $15.349       $9.165         381
                                                        2009        $9.165      $11.589          24
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2003       $10.207      $11.204           0
                                                        2004       $11.204      $11.691           0
                                                        2005       $11.691      $12.893           0
                                                        2006       $12.893      $12.910           0
                                                        2007       $12.910      $12.499           0
                                                        2008       $12.499      $10.096           0
                                                        2009       $10.096      $12.392           0
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2003       $11.835      $13.228           0
                                                        2004       $13.228      $14.244         686
                                                        2005       $14.244      $14.306       1,015
                                                        2006       $14.306      $15.403         295
                                                        2007       $15.403      $15.421         282
                                                        2008       $15.421      $11.106         241
                                                        2009       $11.106      $16.248         187

                              197     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2003       $10.329      $10.351           0
                                                   2004       $10.351      $10.530       1,298
                                                   2005       $10.530      $10.500       1,361
                                                   2006       $10.500      $10.692       1,743
                                                   2007       $10.692      $10.957       1,505
                                                   2008       $10.957       $8.120       1,393
                                                   2009        $8.120      $11.600           0
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.548      $13.265       3,566
                                                   2004       $13.265      $15.015       4,094
                                                   2005       $15.015      $16.411       4,031
                                                   2006       $16.411      $20.419           0
                                                   2007       $20.419      $21.551           0
                                                   2008       $21.551      $11.766           0
                                                   2009       $11.766      $14.284           0
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.664      $12.878           0
                                                   2004       $12.878      $14.131           0
                                                   2005       $14.131      $14.978           0
                                                   2006       $14.978      $16.624           0
                                                   2007       $16.624      $15.354           0
                                                   2008       $15.354       $9.041           0
                                                   2009        $9.041      $11.522           0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.911       $9.767           0
                                                   2004        $9.767       $9.576       1,427
                                                   2005        $9.576       $9.565       1,494
                                                   2006        $9.565       $9.728           0
                                                   2007        $9.728       $9.928           0
                                                   2008        $9.928       $9.919           0
                                                   2009        $9.919       $9.682       1,043
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                   2003       $10.951      $13.378       1,010
                                                   2004       $13.378      $14.375         937
                                                   2005       $14.375      $15.405         885
                                                   2006       $15.405      $16.291         859
                                                   2007       $16.291      $16.778         812
                                                   2008       $16.778      $10.010         442
                                                   2009       $10.010      $12.885          27

                              198     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2003       $11.292      $14.446           0
                                                                    2004       $14.446      $16.244         421
                                                                    2005       $16.244      $16.757         426
                                                                    2006       $16.757      $18.938           0
                                                                    2007       $18.938      $17.543           0
                                                                    2008       $17.543       $9.439           0
                                                                    2009        $9.439       $8.877           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2003       $10.813      $12.981           0
                                                                    2004       $12.981      $13.601           0
                                                                    2005       $13.601      $13.914           0
                                                                    2006       $13.914      $15.088           0
                                                                    2007       $15.088      $14.777           0
                                                                    2008       $14.777       $8.846           0
                                                                    2009        $8.846      $11.476           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2003       $10.654      $11.977         427
                                                                    2004       $11.977      $12.625         712
                                                                    2005       $12.625      $12.791       1,171
                                                                    2006       $12.791      $13.946         820
                                                                    2007       $13.946      $13.712         807
                                                                    2008       $13.712       $7.918         453
                                                                    2009        $7.918       $9.689         415
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2003       $11.616      $13.935           0
                                                                    2004       $13.935      $16.506           0
                                                                    2005       $16.506      $17.459           0
                                                                    2006       $17.459      $21.606           0
                                                                    2007       $21.606      $25.240           0
                                                                    2008       $25.240      $17.089           0
                                                                    2009       $17.089      $17.871           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2003       $10.770      $13.443       3,822
                                                                    2004       $13.443      $15.532       4,339
                                                                    2005       $15.532      $16.969       4,183
                                                                    2006       $16.969      $17.432       1,376
                                                                    2007       $17.432      $17.625       1,225
                                                                    2008       $17.625       $9.348       1,157
                                                                    2009        $9.348      $12.635          22

                              199     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                          2003       $10.551      $12.290       8,426
                                                          2004       $12.290      $12.574          10
                                                          2005       $12.574      $12.947      10,159
                                                          2006       $12.947      $13.298       2,422
                                                          2007       $13.298      $13.666       2,185
                                                          2008       $13.666       $8.382       1,624
                                                          2009        $8.382      $13.382          26
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.054       4,384
                                                          2005       $11.054      $11.965       4,325
                                                          2006       $11.965      $12.230         562
                                                          2007       $12.230      $14.008         479
                                                          2008       $14.008       $7.254         481
                                                          2009        $7.254      $11.050          25
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.266           0
                                                          2005       $11.266      $11.426           0
                                                          2006       $11.426      $12.917           0
                                                          2007       $12.917      $12.288           0
                                                          2008       $12.288       $7.684           0
                                                          2009        $7.684       $9.611           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003        $9.903      $11.635       1,920
                                                          2004       $11.635      $12.102       2,937
                                                          2005       $12.102      $12.690       2,926
                                                          2006       $12.690      $12.687           0
                                                          2007       $12.687      $14.413           0
                                                          2008       $14.413       $7.144           0
                                                          2009        $7.144      $11.527           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.751      $13.238         938
                                                          2004       $13.238      $14.716         804
                                                          2005       $14.716      $15.729         752
                                                          2006       $15.729      $17.771         699
                                                          2007       $17.771      $17.745         667
                                                          2008       $17.745      $11.717         542
                                                          2009       $11.717      $14.165         271
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000           0
                                                          2004       $10.000       $9.794       1,001
                                                          2005        $9.794       $9.773       2,515
                                                          2006        $9.773       $9.918       1,527
                                                          2007        $9.918      $10.090       1,438
                                                          2008       $10.090      $10.005         886
                                                          2009       $10.005       $9.756           0

                              200     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                   2003       $12.258      $13.752           0
                                                   2004       $13.752      $14.746         166
                                                   2005       $14.746      $16.109         381
                                                   2006       $16.109      $17.388         772
                                                   2007       $17.388      $18.019         680
                                                   2008       $18.019      $14.923         591
                                                   2009       $14.923      $18.914         134
-------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.892           0
                                                   2005       $10.892      $11.394           0
                                                   2006       $11.394      $12.496           0
                                                   2007       $12.496      $12.579           0
                                                   2008       $12.579       $9.474           0
                                                   2009        $9.474      $11.304           0
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                   2004       $10.000      $10.690         478
                                                   2005       $10.690      $12.050         422
                                                   2006       $12.050      $12.221         433
                                                   2007       $12.221      $14.510         365
                                                   2008       $14.510       $7.181         390
                                                   2009        $7.181      $11.581         318
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                   2004       $10.000      $10.665       1,922
                                                   2005       $10.665      $11.998       1,786
                                                   2006       $11.998      $12.133           0
                                                   2007       $12.133      $14.377           0
                                                   2008       $14.377       $7.093           0
                                                   2009        $7.093      $11.411           0
-------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                   2003       $10.000      $10.000           0
                                                   2004       $10.000      $10.985           0
                                                   2005       $10.985      $11.983           0
                                                   2006       $11.983      $14.184           0
                                                   2007       $14.184      $15.166           0
                                                   2008       $15.166      $10.497           0
                                                   2009       $10.497      $13.249           0
-------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                   2006       $10.000       $9.766           0
                                                   2007        $9.766      $11.662           0
                                                   2008       $11.662       $6.041           0
                                                   2009        $6.041       $9.261           0

                              201     PROSPECTUS

ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3
                   YEAR WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
    INCREASE) OPTION, BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.501           0
                                                  2004       $13.501      $15.644           0
                                                  2005       $15.644      $17.203           0
                                                  2006       $17.203      $18.742         941
                                                  2007       $18.742      $18.795         812
                                                  2008       $18.795      $10.904         752
                                                  2009       $10.904      $15.577           0
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.229       1,052
                                                  2005       $11.229      $12.286         975
                                                  2006       $12.286      $14.446         861
                                                  2007       $14.446      $15.174         788
                                                  2008       $15.174       $8.677         746
                                                  2009        $8.677      $11.767         338
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.223           0
                                                  2005       $11.223      $12.261           0
                                                  2006       $12.261      $14.408           0
                                                  2007       $14.408      $15.119           0
                                                  2008       $15.119       $8.627           0
                                                  2009        $8.627      $11.694           0
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2003       $11.351      $14.384           0
                                                  2004       $14.384      $19.066         129
                                                  2005       $19.066      $21.685         283
                                                  2006       $21.685      $29.083         498
                                                  2007       $29.083      $23.432         473
                                                  2008       $23.432      $14.138         458
                                                  2009       $14.138      $17.695         140
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $11.888           0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.

                              202     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.256      101,761
                                                            2007       $10.256      $11.814       99,784
                                                            2008       $11.814       $6.649       90,797
                                                            2009        $6.649       $8.846       99,596
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.447            0
                                                            2007       $10.447      $11.123       18,543
                                                            2008       $11.123       $8.175       53,234
                                                            2009        $8.175       $9.952       38,273
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.477        1,372
                                                            2007       $10.477      $11.314        1,363
                                                            2008       $11.314       $7.467       18,158
                                                            2009        $7.467       $9.426       21,246
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.486            0
                                                            2007       $10.486      $11.438            0
                                                            2008       $11.438       $6.945        4,122
                                                            2009        $6.945       $8.948       13,145
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.338            0
                                                            2007       $10.338      $10.753        1,648
                                                            2008       $10.753       $9.430            0
                                                            2009        $9.430      $10.617            0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.733        6,172
                                                            2007        $9.733      $11.690          943
                                                            2008       $11.690       $6.340          943
                                                            2009        $6.340       $8.993        5,951
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.809        1,419
                                                            2007       $10.809      $11.165        5,208
                                                            2008       $11.165       $6.890        5,044
                                                            2009        $6.890       $8.547        4,074
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.865        9,107
                                                            2007        $9.865      $11.173       16,959
                                                            2008       $11.173       $6.627       11,031
                                                            2009        $6.627       $9.096       13,667

                              203     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $10.849            0
                                                                  2003       $10.849      $13.392       23,469
                                                                  2004       $13.392      $14.549       42,275
                                                                  2005       $14.549      $14.791       60,071
                                                                  2006       $14.791      $16.961       48,538
                                                                  2007       $16.961      $16.039       47,477
                                                                  2008       $16.039      $10.215       27,395
                                                                  2009       $10.215      $12.697       20,692
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.225       33,355
                                                                  2005       $11.225      $11.202      174,991
                                                                  2006       $11.202      $13.008      300,594
                                                                  2007       $13.008      $13.254      326,039
                                                                  2008       $13.254       $9.156      278,717
                                                                  2009        $9.156      $12.194      223,569
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.520        1,205
                                                                  2005       $10.520      $10.442      104,302
                                                                  2006       $10.442      $11.373      133,393
                                                                  2007       $11.373      $11.864       90,645
                                                                  2008       $11.864       $7.628       76,526
                                                                  2009        $7.628       $9.719       66,209
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.533            0
                                                                  2003       $11.533      $15.545            0
                                                                  2004       $15.545      $17.018            0
                                                                  2005       $17.018      $17.515            0
                                                                  2006       $17.515      $18.698            0
                                                                  2007       $18.698      $20.425            0
                                                                  2008       $20.425      $11.535            0
                                                                  2009       $11.535      $16.264            0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2002       $10.000      $11.223            0
                                                                  2003       $11.223      $14.563        7,677
                                                                  2004       $14.563      $17.699       14,403
                                                                  2005       $17.699      $18.907       38,744
                                                                  2006       $18.907      $21.723       31,855
                                                                  2007       $21.723      $20.824       28,468
                                                                  2008       $20.824      $13.698       19,973
                                                                  2009       $13.698      $17.375       17,774

                              204     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                 2004       $10.000      $10.239        7,924
                                                                 2005       $10.239      $10.298       84,783
                                                                 2006       $10.298      $10.520       90,463
                                                                 2007       $10.520      $11.014       63,048
                                                                 2008       $11.014      $11.637       61,237
                                                                 2009       $11.637      $11.783       49,183
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                 2006       $10.000      $11.004       40,999
                                                                 2007       $11.004      $12.086       61,577
                                                                 2008       $12.086       $8.492       48,349
                                                                 2009        $8.492      $10.285       52,250
---------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.322            0
                                                                 2003       $10.322      $12.687       13,840
                                                                 2004       $12.687      $14.034       35,124
                                                                 2005       $14.034      $15.238       96,633
                                                                 2006       $15.238      $17.717      119,196
                                                                 2007       $17.717      $18.004      108,493
                                                                 2008       $18.004      $11.120       78,400
                                                                 2009       $11.120      $13.765       61,652
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $11.231            0
                                                                 2003       $11.231      $16.875        3,012
                                                                 2004       $16.875      $20.668        8,722
                                                                 2005       $20.668      $25.867       18,080
                                                                 2006       $25.867      $32.542       17,441
                                                                 2007       $32.542      $41.155       14,969
                                                                 2008       $41.155      $19.115        7,214
                                                                 2009       $19.115      $32.401        7,357
---------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                 2002       $10.000      $10.473            0
                                                                 2003       $10.473      $13.599        7,819
                                                                 2004       $13.599      $15.830       25,595
                                                                 2005       $15.830      $17.129       72,793
                                                                 2006       $17.129      $20.431       81,328
                                                                 2007       $20.431      $23.164       69,029
                                                                 2008       $23.164      $13.563       43,154
                                                                 2009       $13.563      $18.255       29,389

                              205     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2002       $10.000      $10.719            0
                                                                      2003       $10.719      $12.889            0
                                                                      2004       $12.889      $14.524            0
                                                                      2005       $14.524      $13.825            0
                                                                      2006       $13.825      $15.313            0
                                                                      2007       $15.313      $16.692            0
                                                                      2008       $16.692      $17.410          952
                                                                      2009       $17.410      $20.293        1,687
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.906        2,629
                                                                      2005       $10.906      $11.456        8,148
                                                                      2006       $11.456      $12.899       21,461
                                                                      2007       $12.899      $13.519       15,659
                                                                      2008       $13.519       $9.470       12,046
                                                                      2009        $9.470      $11.716       10,791
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                                      2004       $10.000      $10.357          494
                                                                      2005       $10.357      $10.305       43,664
                                                                      2006       $10.305      $11.066      133,264
                                                                      2007       $11.066      $11.539       47,660
                                                                      2008       $11.539       $9.345       37,334
                                                                      2009        $9.345      $12.327       38,088
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                                      2004       $10.000      $10.891        4,338
                                                                      2005       $10.891      $11.043       52,475
                                                                      2006       $11.043      $12.720       72,238
                                                                      2007       $12.720      $12.920       83,465
                                                                      2008       $12.920       $8.067       53,957
                                                                      2009        $8.067       $9.420       48,170
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                                      2004       $10.000      $11.139            0
                                                                      2005       $11.139      $11.446       15,159
                                                                      2006       $11.446      $12.129       25,731
                                                                      2007       $12.129      $14.445       27,856
                                                                      2008       $14.445       $8.761       14,051
                                                                      2009        $8.761      $12.523       12,260
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                                      2004       $10.000      $11.122        4,630
                                                                      2005       $11.122      $11.821       79,110
                                                                      2006       $11.821      $13.030       79,065
                                                                      2007       $13.030      $12.870       64,917
                                                                      2008       $12.870       $7.665       38,093
                                                                      2009        $7.665       $9.531       33,322

                              206     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.058            0
                                                              2003       $10.058      $12.391        5,954
                                                              2004       $12.391      $14.534       15,708
                                                              2005       $14.534      $15.986       22,636
                                                              2006       $15.986      $16.124       30,216
                                                              2007       $16.124      $16.790       24,958
                                                              2008       $16.790       $8.374       17,093
                                                              2009        $8.374      $10.878       17,358
------------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.694            0
                                                              2003       $10.694      $13.095        7,233
                                                              2004       $13.095      $14.121       19,314
                                                              2005       $14.121      $14.378       17,516
                                                              2006       $14.378      $15.654       16,614
                                                              2007       $15.654      $15.909       14,185
                                                              2008       $15.909       $8.809       14,356
                                                              2009        $8.809      $10.520       13,002
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.105        1,761
                                                              2005       $10.105      $10.156       21,259
                                                              2006       $10.156      $10.467       56,610
                                                              2007       $10.467      $10.699      113,131
                                                              2008       $10.699       $6.402       91,674
                                                              2009        $6.402       $6.856       87,991
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.281       19,650
                                                              2004       $12.281      $12.859      139,232
                                                              2005       $12.859      $13.244      113,526
                                                              2006       $13.244      $14.006      109,153
                                                              2007       $14.006      $15.661       94,498
                                                              2008       $15.661       $8.357       65,749
                                                              2009        $8.357      $11.831       57,828
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2002       $10.000      $10.146            0
                                                              2003       $10.146      $14.235        3,483
                                                              2004       $14.235      $16.620       69,433
                                                              2005       $16.620      $18.618       13,925
                                                              2006       $18.618      $21.461       30,533
                                                              2007       $21.461      $22.357       27,024
                                                              2008       $22.357      $13.101       20,192
                                                              2009       $13.101      $17.930       16,803

                              207     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.659            0
                                                               2003       $10.659      $12.959       14,596
                                                               2004       $12.959      $13.838       24,084
                                                               2005       $13.838      $13.864       34,147
                                                               2006       $13.864      $14.873       29,168
                                                               2007       $14.873      $14.536       21,030
                                                               2008       $14.536       $3.059       19,862
                                                               2009        $3.059       $3.784       14,854
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.175        3,180
                                                               2003       $10.175      $12.635       20,820
                                                               2004       $12.635      $13.543       44,796
                                                               2005       $13.543      $14.065      136,243
                                                               2006       $14.065      $15.853      129,358
                                                               2007       $15.853      $16.214      110,198
                                                               2008       $16.214       $9.773       75,153
                                                               2009        $9.773      $12.285       57,942
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.351            0
                                                               2003       $10.351      $14.664        7,755
                                                               2004       $14.664      $17.164       16,016
                                                               2005       $17.164      $18.496       42,092
                                                               2006       $18.496      $20.828       43,420
                                                               2007       $20.828      $20.169       27,811
                                                               2008       $20.169      $12.279       20,348
                                                               2009       $12.279      $16.508       17,669
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2002       $10.000      $10.549            0
                                                               2003       $10.549      $12.138       36,470
                                                               2004       $12.138      $12.926       76,890
                                                               2005       $12.926      $13.010      181,853
                                                               2006       $13.010      $13.702      176,737
                                                               2007       $13.702      $14.741      153,933
                                                               2008       $14.741      $12.380      136,040
                                                               2009       $12.380      $14.396      130,323
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2002       $10.000      $10.386            0
                                                               2003       $10.386      $12.433            0
                                                               2004       $12.433      $13.323          373
                                                               2005       $13.323      $13.997       19,300
                                                               2006       $13.997      $15.515       50,392
                                                               2007       $15.515      $15.684       83,907
                                                               2008       $15.684      $10.270       76,177
                                                               2009       $10.270      $13.637       61,582

                              208     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.796            0
                                                        2003       $10.796      $13.506       13,936
                                                        2004       $13.506      $14.738       20,681
                                                        2005       $14.738      $15.231       29,879
                                                        2006       $15.231      $17.340       36,373
                                                        2007       $17.340      $15.999       25,411
                                                        2008       $15.999       $9.632       12,393
                                                        2009        $9.632      $12.280       10,381
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                        2002       $10.000       $9.722            0
                                                        2003        $9.722      $11.303        1,277
                                                        2004       $11.303      $11.892        1,832
                                                        2005       $11.892      $13.221        1,747
                                                        2006       $13.221      $13.348        1,825
                                                        2007       $13.348      $13.029        1,961
                                                        2008       $13.029      $10.611          139
                                                        2009       $10.611      $13.130            0
------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                        2002       $10.000      $10.738            0
                                                        2003       $10.738      $13.345      363,012
                                                        2004       $13.345      $14.488       53,015
                                                        2005       $14.488      $14.670       49,391
                                                        2006       $14.670      $15.925       43,697
                                                        2007       $15.925      $16.075       35,867
                                                        2008       $16.075      $11.672       24,451
                                                        2009       $11.672      $17.216       22,798
------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                        2002       $10.000      $10.183            0
                                                        2003       $10.183      $10.443      163,346
                                                        2004       $10.443      $10.711       94,571
                                                        2005       $10.711      $10.768      149,423
                                                        2006       $10.768      $11.054      159,430
                                                        2007       $11.054      $11.422      132,584
                                                        2008       $11.422       $8.533       91,416
                                                        2009        $8.533      $12.291       87,147
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                        2002       $10.000      $10.602            0
                                                        2003       $10.602      $13.383      228,069
                                                        2004       $13.383      $15.272      171,334
                                                        2005       $15.272      $16.829       53,857
                                                        2006       $16.829      $21.110       54,094
                                                        2007       $21.110      $22.464       55,076
                                                        2008       $22.464      $12.365       33,330
                                                        2009       $12.365      $15.135       30,099

                              209     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                2002       $10.000      $10.405            0
                                                2003       $10.405      $12.992        5,187
                                                2004       $12.992      $14.373        4,353
                                                2005       $14.373      $15.359        4,774
                                                2006       $15.359      $17.187       54,996
                                                2007       $17.187      $16.005       35,019
                                                2008       $16.005       $9.502        7,451
                                                2009        $9.502      $12.209        5,658
----------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                2002       $10.000       $9.983        4,006
                                                2003        $9.983       $9.853      776,190
                                                2004        $9.853       $9.741      571,779
                                                2005        $9.741       $9.809      283,085
                                                2006        $9.809      $10.057      213,854
                                                2007       $10.057      $10.349      342,086
                                                2008       $10.349      $10.424      324,791
                                                2009       $10.424      $10.259      309,668
----------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                2002       $10.000      $10.377            0
                                                2003       $10.377      $13.497        3,291
                                                2004       $13.497      $14.621        3,402
                                                2005       $14.621      $15.797          233
                                                2006       $15.797      $16.843          234
                                                2007       $16.843      $17.489          168
                                                2008       $17.489      $10.521            0
                                                2009       $10.521      $13.653            0
----------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                2002       $10.000      $11.202            0
                                                2003       $11.202      $14.574        6,517
                                                2004       $14.574      $16.522       18,620
                                                2005       $16.522      $17.183       71,713
                                                2006       $17.183      $19.579       74,753
                                                2007       $19.579      $18.286       63,253
                                                2008       $18.286       $9.921       39,738
                                                2009        $9.921       $9.338            0
----------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                2002       $10.000      $10.640            0
                                                2003       $10.640      $13.096        5,620
                                                2004       $13.096      $13.834        6,279
                                                2005       $13.834      $14.268        1,616
                                                2006       $14.268      $15.599        1,566
                                                2007       $15.599      $15.403        1,499
                                                2008       $15.403       $9.296          534
                                                2009        $9.296      $12.160          509

                              210     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2002       $10.000      $10.512       3,141
                                                                    2003       $10.512      $12.083      17,937
                                                                    2004       $12.083      $12.841      19,997
                                                                    2005       $12.841      $13.117      34,620
                                                                    2006       $13.117      $14.418      30,252
                                                                    2007       $14.418      $14.294      26,289
                                                                    2008       $14.294       $8.321      11,149
                                                                    2009        $8.321      $10.266      10,936
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2002       $10.000      $11.467           0
                                                                    2003       $11.467      $14.058       3,216
                                                                    2004       $14.058      $16.789       3,706
                                                                    2005       $16.789      $17.903       3,557
                                                                    2006       $17.903      $22.337       3,442
                                                                    2007       $22.337      $26.310       3,165
                                                                    2008       $26.310      $17.960          43
                                                                    2009       $17.960      $18.936          50
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                    2002       $10.000      $10.370           0
                                                                    2003       $10.370      $13.562       2,975
                                                                    2004       $13.562      $15.798       2,606
                                                                    2005       $15.798      $17.401       2,301
                                                                    2006       $17.401      $18.022       3,112
                                                                    2007       $18.022      $18.372       1,127
                                                                    2008       $18.372       $9.825         273
                                                                    2009        $9.825      $13.388         267
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                    2002       $10.000      $10.107           0
                                                                    2003       $10.107      $12.398      27,311
                                                                    2004       $12.398      $12.789      27,234
                                                                    2005       $12.789      $13.276      34,981
                                                                    2006       $13.276      $13.748      33,560
                                                                    2007       $13.748      $14.246      25,420
                                                                    2008       $14.246       $8.809      15,219
                                                                    2009        $8.809      $14.180      14,031
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                    2004       $10.000      $11.115       6,523
                                                                    2005       $11.115      $12.129       6,398
                                                                    2006       $12.129      $12.499       2,041
                                                                    2007       $12.499      $14.435       1,940
                                                                    2008       $14.435       $7.537         212
                                                                    2009        $7.537      $11.574           0

                              211     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.328       35,103
                                                          2005       $11.328      $11.583      103,444
                                                          2006       $11.583      $13.202       96,241
                                                          2007       $13.202      $12.662       62,385
                                                          2008       $12.662       $7.983       38,316
                                                          2009        $7.983      $10.067       34,260
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2002       $10.000       $9.408            0
                                                          2003        $9.408      $13.874            0
                                                          2004       $13.874      $12.309       22,487
                                                          2005       $12.309      $13.013       17,612
                                                          2006       $13.013      $13.116       16,490
                                                          2007       $13.116      $15.024        9,192
                                                          2008       $15.024       $7.508        5,082
                                                          2009        $7.508      $12.214        4,116
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2002       $10.000      $10.650            0
                                                          2003       $10.650      $13.355       36,801
                                                          2004       $13.355      $14.968       81,112
                                                          2005       $14.968      $16.129      100,032
                                                          2006       $16.129      $18.372       88,795
                                                          2007       $18.372      $18.497       52,886
                                                          2008       $18.497      $12.314       39,008
                                                          2009       $12.314      $15.009       36,554
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                          2003       $10.000      $10.000            0
                                                          2004       $10.000       $9.875      113,071
                                                          2005        $9.875       $9.934      251,605
                                                          2006        $9.934      $10.164      133,457
                                                          2007       $10.164      $10.426      137,828
                                                          2008       $10.426      $10.422      135,319
                                                          2009       $10.422      $10.243            0
--------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                          2002       $10.000      $11.057            0
                                                          2003       $11.057      $13.874            0
                                                          2004       $13.874      $14.999        6,120
                                                          2005       $14.999      $16.519       10,110
                                                          2006       $16.519      $17.977       14,849
                                                          2007       $17.977      $18.782       10,381
                                                          2008       $18.782      $15.683        7,102
                                                          2009       $15.683      $20.040        6,200

                              212     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.952       12,560
                                                  2005       $10.952      $11.550       29,686
                                                  2006       $11.550      $12.771       72,485
                                                  2007       $12.771      $12.962       66,971
                                                  2008       $12.962       $9.843       44,327
                                                  2009        $9.843      $11.841       27,589
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                  2004       $10.000      $10.749       18,791
                                                  2005       $10.749      $12.215       16,554
                                                  2006       $12.215      $12.490       10,996
                                                  2007       $12.490      $14.952       10,166
                                                  2008       $14.952       $7.461        2,938
                                                  2009        $7.461      $12.131        3,621
------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                  2004       $10.000      $10.723       10,867
                                                  2005       $10.723      $12.162       12,616
                                                  2006       $12.162      $12.400       13,657
                                                  2007       $12.400      $14.815        6,253
                                                  2008       $14.815       $7.370        7,839
                                                  2009        $7.370      $11.953        4,708
------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                  2003       $10.000      $10.000            0
                                                  2004       $10.000      $11.075       24,900
                                                  2005       $11.075      $12.180       47,188
                                                  2006       $12.180      $14.536      101,345
                                                  2007       $14.536      $15.670       83,710
                                                  2008       $15.670      $10.936       58,984
                                                  2009       $10.936      $13.915       55,696
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.820       22,302
                                                  2007        $9.820      $11.823       30,094
                                                  2008       $11.823       $6.175       19,376
                                                  2009        $6.175       $9.544       17,313
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.575          504
                                                  2004       $13.575      $15.858        1,901
                                                  2005       $15.858      $17.582        1,861
                                                  2006       $17.582      $19.312        5,220
                                                  2007       $19.312      $19.526        4,232
                                                  2008       $19.526      $11.422        2,737
                                                  2009       $11.422      $16.450        5,060

                              213     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                2004       $10.000      $11.291       9,030
                                                2005       $11.291      $12.455      11,341
                                                2006       $12.455      $14.764       5,289
                                                2007       $14.764      $15.636       5,082
                                                2008       $15.636       $9.015       3,220
                                                2009        $9.015      $12.325       2,743
----------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                2004       $10.000      $11.284       3,401
                                                2005       $11.284      $12.429      11,785
                                                2006       $12.429      $14.725      12,220
                                                2007       $14.725      $15.580      18,366
                                                2008       $15.580       $8.963      13,037
                                                2009        $8.963      $12.250      10,552
----------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                2002       $10.000      $10.698           0
                                                2003       $10.698      $14.511       6,427
                                                2004       $14.511      $19.392      23,013
                                                2005       $19.392      $22.236      24,523
                                                2006       $22.236      $30.066      29,901
                                                2007       $30.066      $24.425      16,406
                                                2008       $24.425      $14.859      12,296
                                                2009       $14.859      $18.750      12,283
----------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                2009       $10.000      $12.596      35,900

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

                              214     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5

                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.193         0
                                                            2007       $10.193      $11.633         0
                                                            2008       $11.633       $6.487         0
                                                            2009        $6.487       $8.551         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.383         0
                                                            2007       $10.383      $10.953         0
                                                            2008       $10.953       $7.976         0
                                                            2009        $7.976       $9.620         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.412         0
                                                            2007       $10.412      $11.141         0
                                                            2008       $11.141       $7.285         0
                                                            2009        $7.285       $9.113         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.421         0
                                                            2007       $10.421      $11.263         0
                                                            2008       $11.263       $6.776         0
                                                            2009        $6.776       $8.650         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.274         0
                                                            2007       $10.274      $10.588         0
                                                            2008       $10.588       $9.200         0
                                                            2009        $9.200      $10.263         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.673         0
                                                            2007        $9.673      $11.511         0
                                                            2008       $11.511       $6.186         0
                                                            2009        $6.186       $8.694         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000      $10.742         0
                                                            2007       $10.742      $10.994         0
                                                            2008       $10.994       $6.722         0
                                                            2009        $6.722       $8.262         0
----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                            2006       $10.000       $9.804         0
                                                            2007        $9.804      $11.002         0
                                                            2008       $11.002       $6.465         0
                                                            2009        $6.465       $8.793         0

                              215     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5

                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2
                                                                  2003       $10.669      $13.259         576
                                                                  2004       $13.259      $14.271         539
                                                                  2005       $14.271      $14.377         540
                                                                  2006       $14.377      $16.335         497
                                                                  2007       $16.335      $15.304         510
                                                                  2008       $15.304       $9.658         443
                                                                  2009        $9.658      $11.894         470
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.156           0
                                                                  2005       $11.156      $11.031           0
                                                                  2006       $11.031      $12.693           0
                                                                  2007       $12.693      $12.814           0
                                                                  2008       $12.814       $8.771           0
                                                                  2009        $8.771      $11.574           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $10.496           0
                                                                  2005       $10.496      $10.323           0
                                                                  2006       $10.323      $11.140           0
                                                                  2007       $11.140      $11.514           0
                                                                  2008       $11.514       $7.336           0
                                                                  2009        $7.336       $9.261           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--CLASS 2
                                                                  2003       $11.788      $15.390           0
                                                                  2004       $15.390      $16.694           0
                                                                  2005       $16.694      $17.024           0
                                                                  2006       $17.024      $18.007           0
                                                                  2007       $18.007      $19.490           0
                                                                  2008       $19.490      $10.905           0
                                                                  2009       $10.905      $15.236           0
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                                  2003       $11.008      $14.417         722
                                                                  2004       $14.417      $17.361         641
                                                                  2005       $17.361      $18.377         630
                                                                  2006       $18.377      $20.921         622
                                                                  2007       $20.921      $19.871         640
                                                                  2008       $19.871      $12.951         547
                                                                  2009       $12.951      $16.277         553
----------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT FUND--CLASS 2
                                                                  2004       $10.000      $10.176       1,084
                                                                  2005       $10.176      $10.141       1,084
                                                                  2006       $10.141      $10.265       1,084
                                                                  2007       $10.265      $10.648       1,084
                                                                  2008       $10.648      $11.148       1,084
                                                                  2009       $11.148      $11.184       1,084

                              216     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5

                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                                      2006       $10.000      $10.936           0
                                                                      2007       $10.936      $11.901           0
                                                                      2008       $11.901       $8.285           0
                                                                      2009        $8.285       $9.942           0
--------------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                                      2003       $10.569      $12.560       1,429
                                                                      2004       $12.560      $13.766       1,378
                                                                      2005       $13.766      $14.811       1,332
                                                                      2006       $14.811      $17.063       1,250
                                                                      2007       $17.063      $17.179       1,203
                                                                      2008       $17.179      $10.513       1,070
                                                                      2009       $10.513      $12.895       1,132
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND--CLASS 2
                                                                      2003       $11.642      $16.706           0
                                                                      2004       $16.706      $20.275           0
                                                                      2005       $20.275      $25.143           0
                                                                      2006       $25.143      $31.342           0
                                                                      2007       $31.342      $39.272           0
                                                                      2008       $39.272      $18.073           0
                                                                      2009       $18.073      $30.353           0
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2003       $10.348      $13.463           0
                                                                      2004       $13.463      $15.528         608
                                                                      2005       $15.528      $16.649         608
                                                                      2006       $16.649      $19.677         608
                                                                      2007       $19.677      $22.104         608
                                                                      2008       $22.104      $12.824         608
                                                                      2009       $12.824      $17.101         608
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
FORMERLY, FTVIP TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 2
                                                                      2003       $10.550      $12.760           0
                                                                      2004       $12.760      $14.247           0
                                                                      2005       $14.247      $13.438           0
                                                                      2006       $13.438      $14.747           0
                                                                      2007       $14.747      $15.927           0
                                                                      2008       $15.927      $16.461           0
                                                                      2009       $16.461      $19.011           0
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--ALL VALUE PORTFOLIO
                                                                      2004       $10.000      $10.881           0
                                                                      2005       $10.881      $11.326           0
                                                                      2006       $11.326      $12.636           0
                                                                      2007       $12.636      $13.120           0
                                                                      2008       $13.120       $9.107           0
                                                                      2009        $9.107      $11.163           0

                              217     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5

                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND-DEBENTURE PORTFOLIO
                                                             2004       $10.000      $10.334         0
                                                             2005       $10.334      $10.188         0
                                                             2006       $10.188      $10.840         0
                                                             2007       $10.840      $11.199         0
                                                             2008       $11.199       $8.987         0
                                                             2009        $8.987      $11.745         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH AND INCOME PORTFOLIO
                                                             2004       $10.000      $10.866         0
                                                             2005       $10.866      $10.918         0
                                                             2006       $10.918      $12.460         0
                                                             2007       $12.460      $12.540         0
                                                             2008       $12.540       $7.758         0
                                                             2009        $7.758       $8.975         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--GROWTH OPPORTUNITIES PORTFOLIO
                                                             2004       $10.000      $11.113         0
                                                             2005       $11.113      $11.315         0
                                                             2006       $11.315      $11.881         0
                                                             2007       $11.881      $14.020         0
                                                             2008       $14.020       $8.425         0
                                                             2009        $8.425      $11.932         0
-----------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--MID-CAP VALUE PORTFOLIO
                                                             2004       $10.000      $11.096         0
                                                             2005       $11.096      $11.686         0
                                                             2006       $11.686      $12.764         0
                                                             2007       $12.764      $12.491         0
                                                             2008       $12.491       $7.371         0
                                                             2009        $7.371       $9.081         0
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                             2003       $10.308      $12.267         0
                                                             2004       $12.267      $14.257         0
                                                             2005       $14.257      $15.538         0
                                                             2006       $15.538      $15.529         0
                                                             2007       $15.529      $16.021         0
                                                             2008       $16.021       $7.917         0
                                                             2009        $7.917      $10.190         0
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA--SERVICE SHARES
                                                             2003       $11.073      $12.964         0
                                                             2004       $12.964      $13.851         0
                                                             2005       $13.851      $13.975         0
                                                             2006       $13.975      $15.077         0
                                                             2007       $15.077      $15.180         0
                                                             2008       $15.180       $8.329         0
                                                             2009        $8.329       $9.855         0

                              218     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA--SERVICE SHARES
                                                              2004       $10.000      $10.082           0
                                                              2005       $10.082      $10.040           0
                                                              2006       $10.040      $10.253           0
                                                              2007       $10.253      $10.384           0
                                                              2008       $10.384       $6.156           0
                                                              2009        $6.156       $6.532           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA--SERVICE SHARES
                                                              2003       $10.000      $12.206       1,456
                                                              2004       $12.206      $12.663       1,465
                                                              2005       $12.663      $12.923       1,481
                                                              2006       $12.923      $13.542       1,540
                                                              2007       $13.542      $15.002       1,366
                                                              2008       $15.002       $7.932       1,376
                                                              2009        $7.932      $11.127       1,339
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                              2003       $10.051      $14.093           0
                                                              2004       $14.093      $16.303           0
                                                              2005       $16.303      $18.097           0
                                                              2006       $18.097      $20.669           0
                                                              2007       $20.669      $21.333           0
                                                              2008       $21.333      $12.386           0
                                                              2009       $12.386      $16.796           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA--SERVICE SHARES
                                                              2003       $10.695      $12.829           0
                                                              2004       $12.829      $13.574           0
                                                              2005       $13.574      $13.475           0
                                                              2006       $13.475      $14.324           0
                                                              2007       $14.324      $13.871           0
                                                              2008       $13.871       $2.892           0
                                                              2009        $2.892       $3.544           0
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA--SERVICE SHARES
                                                              2003       $10.431      $12.508       1,423
                                                              2004       $12.508      $13.285       2,527
                                                              2005       $13.285      $13.671       2,532
                                                              2006       $13.671      $15.268       2,503
                                                              2007       $15.268      $15.472       2,445
                                                              2008       $15.472       $9.240       2,345
                                                              2009        $9.240      $11.508       2,391

                              219     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5

                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2003       $10.680      $14.518           0
                                                               2004       $14.518      $16.837           0
                                                               2005       $16.837      $17.977           0
                                                               2006       $17.977      $20.060           0
                                                               2007       $20.060      $19.245           0
                                                               2008       $19.245      $11.610           0
                                                               2009       $11.610      $15.464           0
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA--SERVICE SHARES
                                                               2003       $11.212      $12.016          57
                                                               2004       $12.016      $12.679          56
                                                               2005       $12.679      $12.645          56
                                                               2006       $12.645      $13.196          56
                                                               2007       $13.196      $14.066          52
                                                               2008       $14.066      $11.705          36
                                                               2009       $11.705      $13.486          35
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                               2003       $10.717      $12.309           0
                                                               2004       $12.309      $13.069           0
                                                               2005       $13.069      $13.605           0
                                                               2006       $13.605      $14.943           0
                                                               2007       $14.943      $14.966           0
                                                               2008       $14.966       $9.710           0
                                                               2009        $9.710      $12.776           0
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                               2003       $10.958      $13.370       1,360
                                                               2004       $13.370      $14.457       2,340
                                                               2005       $14.457      $14.804       2,355
                                                               2006       $14.804      $16.700       2,315
                                                               2007       $16.700      $15.267       2,370
                                                               2008       $15.267       $9.107       2,273
                                                               2009        $9.107      $11.504       2,318
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                               2003       $10.201      $11.190           0
                                                               2004       $11.190      $11.665           0
                                                               2005       $11.665      $12.850           0
                                                               2006       $12.850      $12.855           0
                                                               2007       $12.855      $12.432           0
                                                               2008       $12.432      $10.032           0
                                                               2009       $10.032      $12.300           0

                              220     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5

                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                   2003       $11.828      $13.212         0
                                                   2004       $13.212      $14.212         0
                                                   2005       $14.212      $14.259         0
                                                   2006       $14.259      $15.337         0
                                                   2007       $15.337      $15.339         0
                                                   2008       $15.339      $11.035         0
                                                   2009       $11.035      $16.128         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                   2003       $10.324      $10.338         0
                                                   2004       $10.338      $10.506         0
                                                   2005       $10.506      $10.466         0
                                                   2006       $10.466      $10.645         0
                                                   2007       $10.645      $10.899         0
                                                   2008       $10.899       $8.068         0
                                                   2009        $8.068      $11.514         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.542      $13.249         0
                                                   2004       $13.249      $14.981         0
                                                   2005       $14.981      $16.357         0
                                                   2006       $16.357      $20.331         0
                                                   2007       $20.331      $21.436         0
                                                   2008       $21.436      $11.691         0
                                                   2009       $11.691      $14.179         0
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.658      $12.862         0
                                                   2004       $12.862      $14.098         0
                                                   2005       $14.098      $14.929         0
                                                   2006       $14.929      $16.552         0
                                                   2007       $16.552      $15.273         0
                                                   2008       $15.273       $8.984         0
                                                   2009        $8.984      $11.437         0
-------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                   2003        $9.906       $9.755         0
                                                   2004        $9.755       $9.555         0
                                                   2005        $9.555       $9.534         0
                                                   2006        $9.534       $9.686         0
                                                   2007        $9.686       $9.875         0
                                                   2008        $9.875       $9.856         0
                                                   2009        $9.856       $9.611         0

                              221     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5

                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                                    2003       $10.944      $13.362       1,492
                                                                    2004       $13.362      $14.343       1,502
                                                                    2005       $14.343      $15.354       1,449
                                                                    2006       $15.354      $16.221       1,490
                                                                    2007       $16.221      $16.688       1,419
                                                                    2008       $16.688       $9.947       1,314
                                                                    2009        $9.947      $12.790       1,333
------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                                    2003       $11.285      $14.429           0
                                                                    2004       $14.429      $16.207           0
                                                                    2005       $16.207      $16.701           0
                                                                    2006       $16.701      $18.856           0
                                                                    2007       $18.856      $17.449           0
                                                                    2008       $17.449       $9.379           0
                                                                    2009        $9.379       $8.819           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                                    2003       $10.807      $12.965           0
                                                                    2004       $12.965      $13.570           0
                                                                    2005       $13.570      $13.868           0
                                                                    2006       $13.868      $15.023           0
                                                                    2007       $15.023      $14.698           0
                                                                    2008       $14.698       $8.789           0
                                                                    2009        $8.789      $11.391           0
------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                    2003       $10.649      $11.963           0
                                                                    2004       $11.963      $12.596         911
                                                                    2005       $12.596      $12.749         960
                                                                    2006       $12.749      $13.886         982
                                                                    2007       $13.886      $13.639         981
                                                                    2008       $13.639       $7.867         891
                                                                    2009        $7.867       $9.617         957
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                    2003       $11.450      $13.937           0
                                                                    2004       $13.937      $16.469          44
                                                                    2005       $16.469      $17.401          41
                                                                    2006       $17.401      $21.512          35
                                                                    2007       $21.512      $25.106          28
                                                                    2008       $25.106      $16.981          25
                                                                    2009       $16.981      $17.740          27

                              222     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                          2003       $10.764      $13.427         736
                                                          2004       $13.427      $15.497         728
                                                          2005       $15.497      $16.913         691
                                                          2006       $16.913      $17.357         744
                                                          2007       $17.357      $17.531         715
                                                          2008       $17.531       $9.289         724
                                                          2009        $9.289      $12.541         744
--------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                          2003       $10.545      $12.274       1,630
                                                          2004       $12.274      $12.545       1,697
                                                          2005       $12.545      $12.904       1,709
                                                          2006       $12.904      $13.240       1,830
                                                          2007       $13.240      $13.594       1,752
                                                          2008       $13.594       $8.329       1,585
                                                          2009        $8.329      $13.284       1,301
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.047           0
                                                          2005       $11.047      $11.945           0
                                                          2006       $11.945      $12.197           0
                                                          2007       $12.197      $13.955           0
                                                          2008       $13.955       $7.219           0
                                                          2009        $7.219      $10.986           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2004       $10.000      $11.258           0
                                                          2005       $11.258      $11.407           0
                                                          2006       $11.407      $12.882           0
                                                          2007       $12.882      $12.242           0
                                                          2008       $12.242       $7.647           0
                                                          2009        $7.647       $9.555           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003        $9.898      $11.621           0
                                                          2004       $11.621      $12.075           0
                                                          2005       $12.075      $12.648           0
                                                          2006       $12.648      $12.632           0
                                                          2007       $12.632      $14.336           0
                                                          2008       $14.336       $7.098           0
                                                          2009        $7.098      $11.441           0
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.754      $13.221       1,365
                                                          2004       $13.221      $14.683       1,280
                                                          2005       $14.683      $15.677       1,227
                                                          2006       $15.677      $17.694       1,195
                                                          2007       $17.694      $17.650       1,156
                                                          2008       $17.650      $11.643         961
                                                          2009       $11.643      $14.061       1,028

                              223     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5

                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET PORTFOLIO, CLASS II
                                                     2003       $10.000      $10.000           0
                                                     2004       $10.000       $9.784           0
                                                     2005        $9.784       $9.753           0
                                                     2006        $9.753       $9.887           0
                                                     2007        $9.887      $10.049           0
                                                     2008       $10.049       $9.953           0
                                                     2009        $9.953       $9.696           0
---------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                     2003       $12.251      $13.735           0
                                                     2004       $13.735      $14.713           0
                                                     2005       $14.713      $16.056           0
                                                     2006       $16.056      $17.313           0
                                                     2007       $17.313      $17.922           0
                                                     2008       $17.922      $14.828           0
                                                     2009       $14.828      $18.774           0
---------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                     2004       $10.000      $10.885           0
                                                     2005       $10.885      $11.374           0
                                                     2006       $11.374      $12.461           0
                                                     2007       $12.461      $12.532           0
                                                     2008       $12.532       $9.429           0
                                                     2009        $9.429      $11.238           0
---------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                     2004       $10.000      $10.683       1,685
                                                     2005       $10.683      $12.029       1,541
                                                     2006       $12.029      $12.187       1,643
                                                     2007       $12.187      $14.455       1,371
                                                     2008       $14.455       $7.147       1,419
                                                     2009        $7.147      $11.514       1,257
---------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                     2004       $10.000      $10.657           0
                                                     2005       $10.657      $11.977           0
                                                     2006       $11.977      $12.100           0
                                                     2007       $12.100      $14.323           0
                                                     2008       $14.323       $7.059           0
                                                     2009        $7.059      $11.345           0
---------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                     2003       $10.000      $10.000           0
                                                     2004       $10.000      $10.974           0
                                                     2005       $10.974      $11.958           0
                                                     2006       $11.958      $14.141           0
                                                     2007       $14.141      $15.104           0
                                                     2008       $15.104      $10.444           0
                                                     2009       $10.444      $13.167           0

                              224     PROSPECTUS

 ALLSTATE ADVISOR VARIABLE ANNUITY: ALLSTATE ADVISOR PREFERRED CONTRACTS WITH
                    NO WITHDRAWAL CHARGE OPTION--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
     INCREASE) OPTION BOTH ADDED ON OR AFTER MAY 1, 2003, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.5

                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2006       $10.000       $9.759           0
                                                  2007        $9.759      $11.642           0
                                                  2008       $11.642       $6.025           0
                                                  2009        $6.025       $9.226           0
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2003       $10.000      $13.492           0
                                                  2004       $13.492      $15.617           0
                                                  2005       $15.617      $17.156           0
                                                  2006       $17.156      $18.672           0
                                                  2007       $18.672      $18.705           0
                                                  2008       $18.705      $10.841           0
                                                  2009       $10.841      $15.470           0
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                  2004       $10.000      $11.222       1,693
                                                  2005       $11.222      $12.265       1,587
                                                  2006       $12.265      $14.407       1,479
                                                  2007       $14.407      $15.117       1,356
                                                  2008       $15.117       $8.636       1,302
                                                  2009        $8.636      $11.698       1,256
------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                  2004       $10.000      $11.215           0
                                                  2005       $11.215      $12.240           0
                                                  2006       $12.240      $14.369           0
                                                  2007       $14.369      $15.063           0
                                                  2008       $15.063       $8.586           0
                                                  2009        $8.586      $11.626           0
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2003       $11.344      $14.366           0
                                                  2004       $14.366      $19.022         510
                                                  2005       $19.022      $21.613         510
                                                  2006       $21.613      $28.957         510
                                                  2007       $28.957      $23.307         510
                                                  2008       $23.307      $14.048         510
                                                  2009       $14.048      $17.565         510
------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                  2009       $10.000      $11.800           0

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.

                              225     PROSPECTUS

PA195-4

[LOGO]

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758560, TOPEKA, KS 66675-8560
TELEPHONE NUMBER: 1-800-390-1277
FAX NUMBER: 1-785-228-4568
                                                   PROSPECTUS DATED MAY 1, 2010
--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

   .   PUTNAM ALLSTATE ADVISOR

   .   PUTNAM ALLSTATE ADVISOR PLUS

   .   PUTNAM ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 24 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:

 PUTNAM VT AMERICAN GOVERNMENT INCOME   PUTNAM VT INCOME FUND - CLASS IB
   FUND - CLASS IB
                                        PUTNAM VT INTERNATIONAL EQUITY FUND -
 PUTNAM VT CAPITAL OPPORTUNITIES FUND     CLASS IB
   - CLASS IB
                                        PUTNAM VT INTERNATIONAL GROWTH FUND -
 PUTNAM VT DIVERSIFIED INCOME FUND -      CLASS IB
   CLASS IB
                                        PUTNAM VT INTERNATIONAL VALUE FUND -
 PUTNAM VT EQUITY INCOME FUND - CLASS     CLASS IB
   IB
                                        PUTNAM VT INVESTORS FUND - CLASS IB
 PUTNAM VT THE GEORGE PUTNAM FUND OF
   BOSTON - CLASS IB                    PUTNAM VT MID CAP VALUE FUND - CLASS
                                          IB
 PUTNAM VT GLOBAL ASSET ALLOCATION
   FUND - CLASS IB                      PUTNAM VT MONEY MARKET FUND - CLASS IB

 PUTNAM VT GLOBAL EQUITY FUND - CLASS   PUTNAM VT NEW OPPORTUNITIES FUND -
 IB                                       CLASS IB

 PUTNAM VT GLOBAL HEALTH CARE FUND -    PUTNAM VT RESEARCH FUND - CLASS IB
 CLASS IB
                                        PUTNAM VT SMALL CAP VALUE FUND -
 PUTNAM VT GLOBAL UTILITIES FUND -        CLASS IB
   CLASS IB
                                        PUTNAM VT VISTA FUND - CLASS IB
 PUTNAM VT GROWTH AND INCOME FUND -
 CLASS IB                               PUTNAM VT VOYAGER FUND - CLASS IB

 PUTNAM VT GROWTH OPPORTUNITIES FUND -
 CLASS IB

 PUTNAM VT HIGH YIELD FUND - CLASS IB

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2010, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 45 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                               1     PROSPECTUS

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY
           FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
           INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     4
                   -----------------------------------------
                      Overview of Contracts               5
                   -----------------------------------------
                      The Contracts at a Glance           6
                   -----------------------------------------
                      How the Contracts Work              9
                   -----------------------------------------
                      Expense Table                      10
                   -----------------------------------------
                      Financial Information              13
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contracts                      13
                   -----------------------------------------
                      Purchases                          15
                   -----------------------------------------
                      Contract Value                     16
                   -----------------------------------------
                      Investment Alternatives            17
                   -----------------------------------------
                        The Variable Sub-Accounts        17
                   -----------------------------------------
                        The Fixed Account Options        18
                   -----------------------------------------
                        Transfers                        19
                   -----------------------------------------

                                                                 PAGE
          -----------------------------------------------------------
             Expenses                                             22
          -----------------------------------------------------------
             Access to Your Money                                 24
          -----------------------------------------------------------
             Income Payments                                      25
          -----------------------------------------------------------
             Death Benefits                                       30
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                     35
          -----------------------------------------------------------
             Taxes                                                37
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   45
          -----------------------------------------------------------
          APPENDIX A - CONTRACT COMPARISON CHART                  46
          -----------------------------------------------------------
          APPENDIX B - ACCUMULATION UNIT VALUES                   47
          -----------------------------------------------------------
          APPENDIX C - WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME
           BENEFITS                                               90
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH
           BENEFITS                                               91
          -----------------------------------------------------------
          APPENDIX E - CALCULATION OF EARNINGS PROTECTION DEATH
           BENEFIT OPTION                                         92
          -----------------------------------------------------------

                               3     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                            PAGE
                ------------------------------------------------
                Accumulation Phase                             9
                ------------------------------------------------
                Accumulation Unit                         13, 16
                ------------------------------------------------
                Accumulation Unit Value                   13, 16
                ------------------------------------------------
                Allstate Life ("We")                       1, 35
                ------------------------------------------------
                Annuitant                                     13
                ------------------------------------------------
                Automatic Additions Program                   15
                ------------------------------------------------
                Automatic Fund Rebalancing Program            21
                ------------------------------------------------
                Beneficiary                                   14
                ------------------------------------------------
                Cancellation Period                        6, 16
                ------------------------------------------------
                *Contract                                  1, 13
                ------------------------------------------------
                Contract Anniversary                           7
                ------------------------------------------------
                Contract Owner ("You")                     9, 13
                ------------------------------------------------
                Contract Value                             1, 16
                ------------------------------------------------
                Contract Year                                  7
                ------------------------------------------------
                Credit Enhancement                         1, 15
                ------------------------------------------------
                Dollar Cost Averaging Program                 21
                ------------------------------------------------
                Due Proof of Death                            30
                ------------------------------------------------
                Earnings Protection Death Benefit Option   6, 31
                ------------------------------------------------
                Enhanced Beneficiary Protection Option     6, 32
                ------------------------------------------------
                Excess of Earnings Withdrawal                 31
                ------------------------------------------------
                Fixed Account Options                      1, 18
                ------------------------------------------------
                Free Withdrawal Amount                        23
                ------------------------------------------------

                                                          PAGE
                  --------------------------------------------
                  Funds                              1, 18, 35
                  --------------------------------------------
                  Guarantee Period                          18
                  --------------------------------------------
                  Income Base                            7, 28
                  --------------------------------------------
                  Income Plan                               25
                  --------------------------------------------
                  In-Force Earnings                         31
                  --------------------------------------------
                  In-Force Premium                          31
                  --------------------------------------------
                  Investment Alternatives             1, 7, 17
                  --------------------------------------------
                  Issue Date                                 9
                  --------------------------------------------
                  Maximum Anniversary Value                 30
                  --------------------------------------------
                  Payout Phase                               9
                  --------------------------------------------
                  Payout Start Date                      9, 25
                  --------------------------------------------
                  Retirement Income Guarantee Rider      7, 28
                  --------------------------------------------
                  Rider Application Date                     6
                  --------------------------------------------
                  Rider Date                                28
                  --------------------------------------------
                  Right to Cancel                        6, 16
                  --------------------------------------------
                  SEC                                        1
                  --------------------------------------------
                  Settlement Value                          30
                  --------------------------------------------
                  Standard Fixed Account Option             18
                  --------------------------------------------
                  Systematic Withdrawal Program             25
                  --------------------------------------------
                  Valuation Date                            15
                  --------------------------------------------
                  Variable Account                       1, 35
                  --------------------------------------------
                  Variable Sub-Account                   1, 17
                  --------------------------------------------

* In certain states these Contracts were available only as group Contracts. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

..   The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

..   The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period
    (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.

                               5     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS  WE ARE NO LONGER OFFERING NEW CONTRACTS.

                   You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of
                   $1,000,000. You must maintain a minimum Contract Value of $1,000.

                   For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit
                   Enhancement equal to 4% of such purchase payment.
-------------------------------------------------------------------------------------------------
RIGHT TO CANCEL    You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                   Variable Account, including the deduction of mortality and expense risk charges. If you exercise your RIGHT TO CANCEL the Contract, the amount we refund to you will not include any Credit Enhancement. See "Right to
                   Cancel" for details.
-------------------------------------------------------------------------------------------------
EXPENSES           Each Fund pays expenses that you will bear indirectly if you invest in a
                   Variable Sub-Account. You also will bear the following expenses:

                   PUTNAM ALLSTATE ADVISOR CONTRACTS

                   Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                   Annual contract maintenance charge of $30 (waived in certain cases)

                   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn (with certain exceptions)

                   PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                   Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                   Withdrawal charges ranging from 0% to 8% of purchase payments withdrawn (with certain exceptions)

                   PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                   Annual mortality and expense risk charge equal to 1.65% of average daily net assets.

                   Withdrawal charges ranging from 0% to 2% of purchase payments withdrawn (with certain exceptions)
                   ALL CONTRACTS

                   If you select the ENHANCED BENEFICIARY PROTECTION OPTION you would pay an additional mortality and expense risk charge of 0.15%.

                   If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you would pay an additional mortality and expense risk charge of 0.20% or 0.35%
                      (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later ("RIDER APPLICATION DATE")).

                               6     PROSPECTUS


                         We discontinued offering the RETIREMENT INCOME GUARANTEE RIDER as of
                            January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to January 1, 2004, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the option you selected) of the
                            INCOME BASE in effect on a Contract Anniversary ("CONTRACT
                            ANNIVERSARY").

                         Transfer fee equal to 0.50% of the amount transferred after the 12/th/
                            transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                         State premium tax (if your state imposes one)
----------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         a Standard Fixed Account Option* that credits interest at rates we guarantee, and

                         24 Variable Sub-Accounts investing in Funds offering professional money management by Putnam Investment Management, LLC.

                         PUTNAM ALLSTATE ADVISOR CONTRACTS offer 2 additional Fixed Account
                         Options that credit interest at rates we guarantee.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-390-1277.

                            *For PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (except Contracts issued in Oregon), the Standard Fixed Account Option is currently not available for new investments.
----------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         AUTOMATIC FUND REBALANCING PROGRAM

                         AUTOMATIC ADDITIONS PROGRAM

                         DOLLAR COST AVERAGING PROGRAM

                         SYSTEMATIC WITHDRAWAL PROGRAM
----------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         life income with guaranteed payments

                         a joint and survivor life income with guaranteed payments

                         guaranteed payments for a specified period

                         combination life income and guaranteed payments for a specified period combination joint and survivor life income and guaranteed payments for a specified period

                         life income with cash refund

                         joint life income with cash refund

                         life income with installment refund

                         joint life income with installment refund

                         Prior to January 1, 2004, Allstate Life offered two Retirement Income
                         Guarantee Riders that guarantee a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.
----------------------------------------------------------------------------------------------------------

                               7     PROSPECTUS

--------------------------------------------------------------------------------------------------
DEATH BENEFITS  If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection
                Option and an Earnings Protection Death Benefit Option.
--------------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.

                A charge may apply after the 12/th/ transfer in each Contract Year.
--------------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at any time during the
                Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
--------------------------------------------------------------------------------------------------

                               8     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.

                               9     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT FUND EXPENSES, PLEASE REFER TO THE ACCOMPANYING PROSPECTUS FOR THE FUNDS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                        NUMBER OF COMPLETE YEARS SINCE WE RECEIVED THE PURCHASE
    CONTRACT:                           PAYMENT BEING WITHDRAWN/APPLICABLE CHARGE:
    -------------------------------------------------------------------------------------------------
                                        0      1      2      3      4      5      6      7+
    Putnam Allstate Advisor             7%     7%     6%     5%     4%     3%     2%     0%
    -------------------------------------------------------------------------------------------------
                                        0      1      2      3      4      5      6      7      8+
    Putnam Allstate Advisor Plus        8%     8%     8%     7%     6%     5%     4%     3%     0%
    -------------------------------------------------------------------------------------------------
                                        0      1      2+
    Putnam Allstate Advisor Preferred   2%     1%     0%
    -------------------------------------------------------------------------------------------------
    ANNUAL CONTRACT MAINTENANCE CHARGE

    CONTRACT:
    -------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor                         $30**
    -------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor Plus                    none
    -------------------------------------------------------------------------------------------------
    Putnam Allstate Advisor Preferred               none
    -------------------------------------------------------------------------------------------------
    Transfer Fee                        0.50% of the amount transferred***
    -------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to the FREE WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge           Annual Expense
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                             1.25%                   1.25%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                        1.60%                   1.60%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                   1.65%                   1.65%
-----------------------------------------------------------------------------------------------------------

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 Enhanced Beneficiary Protection Option 0.15% (up to 0.25% for Options added in the future)
 Earnings Protection Death Benefit      0.20% (up to 0.30% for Options added
 Option (issue age 0-65)                in the future)
 Earnings Protection Death Benefit      0.35% (up to 0.50% for Options added
 Option (issue age 66-75)               in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the Enhanced Beneficiary Protection Option,
and Earnings Protection Death Benefit Option (issue age      Mortality and Expense  Total Variable Account
66-75)                                                           Risk Charge*          Annual Expense
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                             1.75%                   1.75%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                        2.10%                   2.10%
-----------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                   2.15%                   2.15%
-----------------------------------------------------------------------------------------------------------

* As described above the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the charge for an Option once we add the Option to your Contract.

                               10     PROSPECTUS

RETIREMENT INCOME GUARANTEE RIDER EXPENSES*

If you selected a Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you selected) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Riders" for details.

* We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.

                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses/(1)/ (expenses that
 are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
 expenses)                                                    0.70%    1.49%
 ------------------------------------------------------------------------------

(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2009.

EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

..   elected the Enhanced Beneficiary Protection Option,

..   elected the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

..   elected Retirement Income Guarantee Rider 2 (assuming Income Base B prior to January 1, 2004).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

                                   Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $978  $1,675  $2,311   $4,089  $1,091 $1,926  $2,610   $4,319   $585    $1,260  $2,122   $4,360
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $901  $1,449  $1,940   $3,388  $1,014 $1,702  $2,246   $3,642   $509    $1,036  $1,759   $3,687
--------------------------------------------------------------------------------------------------------------------------------

                               11     PROSPECTUS

EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                   Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                               1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $383  $1,165  $1,971   $4,089   $411  $1,246  $2,100   $4,319   $415    $1,260  $2,122   $4,360
--------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $306  $  939  $1,600   $3,388   $334  $1,022  $1,736   $3,642   $339    $1,036  $1,759   $3,687
--------------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR FOR PUTNAM ALLSTATE ADVISOR CONTRACTS. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE ENHANCED BENEFICIARY PROTECTION OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING OLDEST CONTRACT OWNER OR ANNUITANT IS OVER AGE 65, AND BOTH ARE AGE 75 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE RETIREMENT INCOME GUARANTEE RIDER 2 (PRIOR TO JANUARY 1, 2004) AND THAT INCOME BASE B IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               12     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B and in the Statement of Additional Information.

THE CONTRACTS
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

..   90 - PUTNAM ALLSTATE ADVISOR

..   85 - PUTNAM ALLSTATE ADVISOR PLUS

..   90 - PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date") is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

..   90 - PUTNAM ALLSTATE ADVISOR

..   85 - PUTNAM ALLSTATE ADVISOR PLUS

..   90 - PUTNAM ALLSTATE ADVISOR PREFERRED

                               13     PROSPECTUS

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

                               14     PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for PUTNAM ALLSTATE ADVISOR CONTRACTS ($10,000 for PUTNAM ALLSTATE ADVISOR PLUS AND PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT
(PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "RIGHT TO CANCEL" below for details. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract.

                               15     PROSPECTUS

See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss, including the deduction of mortality and expense risk charges, associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Cancellation Period.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

..   your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

..   your initial purchase payment plus the Credit Enhancement for PUTNAM
    ALLSTATE ADVISOR PLUS CONTRACTS

..   your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED
    CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUND FOR A DESCRIPTION OF HOW THE ASSETS OF EACH SUCH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                               16     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 24 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE FUND PROSPECTUSES, PLEASE CONTACT US AT 1-800-390-1277.

FUND:                                    EACH FUND SEEKS:
----------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income     High current income with preservation of capital as its secondary
 Fund - Class IB                          objective.
----------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund -   Long-term growth of capital.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund -      As high a level of current income as Putnam Management believes is
 Class IB                                 consistent with preservation of capital.
----------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   A high level of long-term total return consistent with preservation of
 - Class IB                               capital.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund - Class IB  Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Health Care Fund -      Capital appreciation.
 Class IB (formerly named Putnam VT
 Health Sciences Fund - Class IB)
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Utilities Fund - Class  Capital growth and current income.
 IB (formerly named Putnam VT Utilities
 Growth and Income Fund - Class IB)
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB     High current income. Capital growth is a secondary goal when consistent with achieving high current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB         High current income consistent with what Putnam Management believes to be prudent risk.
----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund      Long-term capital appreciation.
 (formerly named Putnam VT
 International New Opportunities Fund -
 Class IB)
----------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund       Capital growth. Current income is a secondary objective.
 (formerly named Putnam VT
 International Growth and Income Fund -
 Class IB)
----------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB      Long-term growth of capital and any increased income that results from this growth.
----------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund - Class IB  Capital appreciation, as a secondary objective, current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB   As high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -       Long-term capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB       Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
----------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of      To provide a balanced investment composed of a well diversified
 Boston - Class IB                        portfolio of value stocks and bonds, which produce both capital growth and current income.
----------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB          Capital appreciation.
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
----------------------------------------------------------------------------------------------------------------

                               17     PROSPECTUS

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                   ADVISOR  ADVISOR
                                           ADVISOR  PLUS   PREFERRED
           ---------------------------------------------------------
           Standard Fixed Account Option     Yes     Yes      No*
           ---------------------------------------------------------
           6 Month Dollar Cost Averaging
           Option                            Yes      No      No
           ---------------------------------------------------------
           12 Month Dollar Cost Averaging
           Option                            Yes      No      No
           ---------------------------------------------------------

* The Standard Fixed Account Option is available with Contracts issued in
  Oregon.

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 21. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for up to 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Money Market Fund - Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Money Market Fund - Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. FOR PUTNAM

                               18     PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE ARE CURRENTLY NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.

INVESTMENT ALTERNATIVES: TRANSFERS
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TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS (EXCEPT CONTRACTS ISSUED IN OREGON), WE CURRENTLY DO NOT PERMIT TRANSFERS INTO THE STANDARD FIXED ACCOUNT OPTIONS. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.


                               19     PROSPECTUS

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future

                               20     PROSPECTUS
additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 18.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               21     PROSPECTUS

EXPENSES
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As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

..   all of your money is allocated to the Fixed Account Options on a Contract
    Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

..   1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

..   1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

..   1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments."

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER CHARGE
We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See "Retirement Income Guarantee Riders" for details.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

                               22     PROSPECTUS

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

ALL CONTRACTS
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.
CONFINEMENT WAIVER. We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1. you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

                               23     PROSPECTUS

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 11. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors") receives compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
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You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally

                               24     PROSPECTUS
considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently 9 Income Plans are available. Income Plans provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The 9 Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income

                               25     PROSPECTUS
payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 - COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED
PERIOD.   Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 - COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed

                               26     PROSPECTUS
payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

..   The minimum payment period you may choose is 5 years.

..   If the oldest Annuitant is under age 70, you may choose a period up to age
    100 subject to a maximum of 50 years.

..   If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less

                               27     PROSPECTUS
than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1.  deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE RIDERS
Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary;

..   You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

   . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER 1. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1.  On the Rider Date, the Income Base is equal to the Contract Value.

                               28     PROSPECTUS

2. After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

..   For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

..   For withdrawals, the Income Base is equal to the most recently calculated
    Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

RETIREMENT INCOME GUARANTEE RIDER 2. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1. For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

INCOME BASE B.  On the Rider Date, Income Base B is equal to the Contract
Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR
PLUS CONTRACTS) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

                               29     PROSPECTUS

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------


We will pay a death benefit if, prior to the Payout Start Date:

1.  any Contract Owner dies, or

2.  the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawals,

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below), or

4.  the Enhanced Beneficiary Protection Option (if selected).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After

                               30     PROSPECTUS
the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = the withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

IN-FORCE PREMIUM equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("RIDER DATE") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

IN-FORCE EARNINGS equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

                               31     PROSPECTUS

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.

ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives
(1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider ("RIDER DATE") is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1.  the date we determine the death benefit, or

2. the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under "Death Benefit Amount."

DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 14. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner;

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

(c)over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

i. transfer all or a portion of the excess among the Variable Sub-Accounts;

ii.transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

iii.transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

..   the sum of all gross purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) less any withdrawals; or

                               32     PROSPECTUS

..   the Contract Value on the date we determine the death benefit; or

..   the Maximum Anniversary Value as defined in the "Death Benefit Amount"
    section, with the following changes:

..   "Issue Date" is replaced by the date the Contract is continued,

..   "initial purchase payment" (including Credit Enhancements in the case of
    PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A LIVING PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NEW OWNERS, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment
Alternatives: Transfers" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-LIVING PERSON, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or

2.  receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19 for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the

                               33     PROSPECTUS

Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E.

For Contracts with the optional Enhanced Beneficiary Protection Option:

..   the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

..   "Rider Date" is replaced by the date the Contract is continued,

..   "Contract Value" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1.  receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 19, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant's death to the date on which the death proceeds are paid.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.

                               34     PROSPECTUS

MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life is an Illinois stock life insurance company organized in 1957.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invested in the same Fund (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

                               35     PROSPECTUS

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of FINRA. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For PUTNAM ALLSTATE ADVISOR CONTRACTS issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6/th/ Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following:
Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5/th/ Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44/th/ Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5/th/ Floor, Kansas City, MO 64105.

                               36     PROSPECTUS

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS
Certain matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under applicable state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity

                               37     PROSPECTUS
contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent;
(2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Contracts; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we

                               38     PROSPECTUS
calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

                               39     PROSPECTUS

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

                               40     PROSPECTUS

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Contract limits on distributions and other conditions are not met. Please consult your Qualified Contract administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Contracts, the terms of the Qualified Contract Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Contracts, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Contracts listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

                               41     PROSPECTUS

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

                               42     PROSPECTUS

CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2 . Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

                               43     PROSPECTUS

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               44     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS  2
           ----------------------------------------------------------
           THE CONTRACTS                                          2
           ----------------------------------------------------------
           CALCULATION OF ACCUMULATION UNIT VALUES                3
           ----------------------------------------------------------
           CALCULATION OF VARIABLE INCOME PAYMENTS                4
           ----------------------------------------------------------

--------------------------------------------------------------------------------

                           GENERAL MATTERS       5
                           -------------------------
                           EXPERTS               6
                           -------------------------
                           FINANCIAL STATEMENTS  6
                           -------------------------
                           APPENDIX A
                           -------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               45     PROSPECTUS

APPENDIX A
PUTNAM ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Feature                                   Advisor                     Advisor Plus                 Advisor Preferred
---------------------------------------------------------------------------------------------------------------------------
Maximum Age of Contract Owner
and Annuitant on the Issue
Date                                        90                             85                             90
---------------------------------------------------------------------------------------------------------------------------
Minimum Initial Purchase                  $10,000
Payment                        ($500 for Qualified Contracts)            $10,000                        $10,000
---------------------------------------------------------------------------------------------------------------------------
                               -Standard Fixed Account
                               Option with 1,5&7-year
                               Guarantee Periods -6 Month
                               Dollar Cost Averaging Option   -Standard Fixed Account             N/A (available only
                               -12 Month Dollar Cost          Option with 1,5&7-year             with Contracts issued
Fixed Account Options          Averaging Option               Guarantee Periods                       in Oregon)
---------------------------------------------------------------------------------------------------------------------------
                                                              4% applied to all purchase
Credit Enhancement                         None               payments                                   None
---------------------------------------------------------------------------------------------------------------------------
                               $30 per year, full amount on
                               surrender (waived in certain
Contract Maintenance Charge    cases)                                     None                           None
---------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk
Charge (without optional
benefit)                                   1.25%                          1.60%                          1.65%
---------------------------------------------------------------------------------------------------------------------------
                                  greater of earnings not
                                        previously
Free Withdrawal Amount         withdrawn, or 15% of purchase
(each Contract Year)           payments                       15 % of purchase payments      15% of purchase payments
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge (measured
from number of complete years
since we received the
purchase payment as a
percentage of purchase
payments withdrawn in excess      Year: 0 1 2 3 4 5 6 7+        Year: 0 1 2 3 4 5 6 7 8+             Year: 0 1 2+
of the Free Withdrawal Amount)      %: 7 7 6 5 4 3 2 0            %: 8 8 8 7 6 5 4 3 0                 %: 2 1 0
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge Waivers                   Yes                            Yes                            No
---------------------------------------------------------------------------------------------------------------------------

                               46     PROSPECTUS

APPENDIX B - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.

The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of
February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003.

The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Putnam Allstate Advisor Preferred Contracts were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except as follows: the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Earnings Protection Death Benefit Option and the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option were first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts, the Putnam Allstate Advisor Plus Contracts and the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.

The names of the following Sub-Accounts changed since December 31, 2009. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:

  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                  2009
  (AS APPEARS IN THE FOLLOWING TABLES
      OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME AS OF MAY 1, 2010
 -----------------------------------------------------------------------------
 Putnam VT International Growth and     Putnam VT International Value Fund -
 Income Fund - Class IB                 Class IB
 Putnam VT International New            Putnam VT International Growth Fund -
 Opportunities Fund - Class IB          Class IB
 -----------------------------------------------------------------------------

On February 13, 2009, the Putnam VT Capital Appreciation Fund - Class IB reorganized into the Putnam Investors Fund - Class IB; the Putnam VT Discovery Growth Fund - Class IB reorganized into the Putnam New Opportunities Fund - Class IB; the Putnam VT New Value Fund - Class IB reorganized into the Putnam Equity Income Fund - Class IB; and the Putnam VT OTC & Emerging Growth Fund - Class IB reorganized into the Putnam VT Vista Fund - Class IB. As a result, the following Sub-Accounts are no longer available for investment: Putnam VT Capital Appreciation Fund - Class IB, the Putnam VT Discovery Growth Fund - Class IB, the Putnam VT New Value Fund - Class IB and the Putnam VT OTC & Emerging Growth Fund - Class IB. However, accumulation unit values for the Sub-Accounts are included in the tables below because the Sub-Accounts were available during part of the period ending December 31, 2009.

                               47     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2000       $10.000      $11.115       290,129
                                                         2001       $11.115      $11.695     2,363,866
                                                         2002       $11.695      $12.573     5,294,568
                                                         2003       $12.573      $12.609     3,674,800
                                                         2004       $12.609      $12.782     2,837,165
                                                         2005       $12.782      $12.794     2,344,027
                                                         2006       $12.794      $13.041     1,939,519
                                                         2007       $13.041      $13.954     1,739,913
                                                         2008       $13.954      $13.821     1,515,476
                                                         2009       $13.821      $16.514     1,276,070
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2000       $10.000       $9.131        45,272
                                                         2001        $9.131       $7.763       514,152
                                                         2002        $7.763       $5.952     1,004,523
                                                         2003        $5.952       $7.335     1,082,865
                                                         2004        $7.335       $8.309     1,054,442
                                                         2005        $8.309       $8.851       931,834
                                                         2006        $8.851       $9.818       840,156
                                                         2007        $9.818       $9.021       731,288
                                                         2008        $9.021       $5.488       575,932
                                                         2009        $5.488       $5.106             0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.932        50,035
                                                         2004       $12.932      $15.085       131,709
                                                         2005       $15.085      $16.410       225,869
                                                         2006       $16.410      $18.671       255,476
                                                         2007       $18.671      $16.676       187,858
                                                         2008       $16.676      $10.673       140,971
                                                         2009       $10.673      $15.348       131,539
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2000       $10.000       $7.312       100,680
                                                         2001        $7.312       $5.000       829,339
                                                         2002        $5.000       $3.475     2,496,402
                                                         2003        $3.475       $4.530     2,494,973
                                                         2004        $4.530       $4.813     2,192,703
                                                         2005        $4.813       $5.097     1,780,742
                                                         2006        $5.097       $5.591     1,564,511
                                                         2007        $5.591       $6.090     1,378,738
                                                         2008        $6.090       $3.410     1,110,301
                                                         2009        $3.410       $3.340             0

                               48     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2000        $9.866       $9.727     3,898,771
                                                          2001        $9.727       $9.942     4,832,628
                                                          2002        $9.942      $10.397     4,754,348
                                                          2003       $10.397      $12.326     4,749,282
                                                          2004       $12.326      $13.292     4,335,857
                                                          2005       $13.292      $13.527     4,009,773
                                                          2006       $13.527      $14.199     3,586,794
                                                          2007       $14.199      $14.599     2,834,986
                                                          2008       $14.599       $9.974     2,038,407
                                                          2009        $9.974      $15.302     1,671,232
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $12.049       487,346
                                                          2004       $12.049      $13.305       966,045
                                                          2005       $13.305      $13.862     1,227,755
                                                          2006       $13.862      $16.269     1,324,221
                                                          2007       $16.269      $16.577     1,199,641
                                                          2008       $16.577      $11.272       988,965
                                                          2009       $11.272      $14.186     2,399,146
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2000        $9.299      $10.067     6,032,053
                                                          2001       $10.067       $9.986     9,159,103
                                                          2002        $9.986       $8.998    10,982,873
                                                          2003        $8.998      $10.400    10,972,600
                                                          2004       $10.400      $11.113    10,383,824
                                                          2005       $11.113      $11.413     9,325,581
                                                          2006       $11.413      $12.615     7,572,633
                                                          2007       $12.615      $12.575     5,806,531
                                                          2008       $12.575       $7.361     4,033,039
                                                          2009        $7.361       $9.132     3,335,162
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2000       $10.698      $10.051       838,889
                                                          2001       $10.051       $9.079     1,074,406
                                                          2002        $9.079       $7.843     1,182,016
                                                          2003        $7.843       $9.441     1,274,558
                                                          2004        $9.441      $10.172     1,294,368
                                                          2005       $10.172      $10.746     1,323,355
                                                          2006       $10.746      $11.977     1,515,294
                                                          2007       $11.977      $12.174     1,192,407
                                                          2008       $12.174       $8.016       930,019
                                                          2009        $8.016      $10.702       847,974

                               49     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2000       $15.665      $10.868     4,838,412
                                                         2001       $10.868       $7.537     6,111,405
                                                         2002        $7.537       $5.776     5,397,212
                                                         2003        $5.776       $7.371     4,674,596
                                                         2004        $7.371       $8.274     4,145,841
                                                         2005        $8.274       $8.889     3,624,750
                                                         2006        $8.889      $10.816     3,241,464
                                                         2007       $10.816      $11.644     2,603,952
                                                         2008       $11.644       $6.284     1,932,919
                                                         2009        $6.284       $8.065     1,653,384
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2000        $9.172       $9.776    30,632,434
                                                         2001        $9.776       $9.036    41,176,940
                                                         2002        $9.036       $7.228    40,665,022
                                                         2003        $7.228       $9.093    37,569,817
                                                         2004        $9.093       $9.977    33,933,348
                                                         2005        $9.977      $10.367    29,270,346
                                                         2006       $10.367      $11.867    23,723,991
                                                         2007       $11.867      $11.010    17,955,570
                                                         2008       $11.010       $6.665    12,715,992
                                                         2009        $6.665       $8.544    10,539,678
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2000       $10.000       $7.434     2,350,234
                                                         2001        $7.434       $4.985     3,982,639
                                                         2002        $4.985       $3.471     3,866,973
                                                         2003        $3.471       $4.217     3,577,793
                                                         2004        $4.217       $4.237     3,264,882
                                                         2005        $4.237       $4.356     2,749,057
                                                         2006        $4.356       $4.670     2,297,860
                                                         2007        $4.670       $4.861     1,838,702
                                                         2008        $4.861       $2.991     1,473,866
                                                         2009        $2.991       $4.160     1,373,898
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2000       $10.597      $14.545     4,204,909
                                                         2001       $14.545      $11.525     5,293,270
                                                         2002       $11.525       $9.066     5,061,022
                                                         2003        $9.066      $10.590     4,305,615
                                                         2004       $10.599      $11.212     3,733,811
                                                         2005       $11.212      $12.534     3,252,557
                                                         2006       $12.534      $12.723     2,609,482
                                                         2007       $12.723      $12.488     1,947,093
                                                         2008       $12.488      $10.226     1,469,682
                                                         2009       $10.226      $12.724     1,239,784

                               50     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2000        $9.934       $8.976     2,014,173
                                                              2001        $8.976       $9.186     3,022,834
                                                              2002        $9.186       $9.006     3,421,713
                                                              2003        $9.006      $11.253     3,878,022
                                                              2004       $11.253      $12.284     3,133,920
                                                              2005       $12.284      $12.507     2,518,892
                                                              2006       $12.507      $13.651     2,064,976
                                                              2007       $13.651      $13.856     1,563,635
                                                              2008       $13.856      $10.116     1,137,477
                                                              2009       $10.116      $15.002       989,693
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2000        $9.714      $10.341     3,295,896
                                                              2001       $10.341      $10.956     7,057,751
                                                              2002       $10.956      $11.672     9,130,281
                                                              2003       $11.672      $12.036     7,973,945
                                                              2004       $12.036      $12.413     6,879,618
                                                              2005       $12.413      $12.547     5,997,703
                                                              2006       $12.547      $12.951     5,077,932
                                                              2007       $12.951      $13.456     4,000,281
                                                              2008       $13.456      $10.109     2,777,616
                                                              2009       $10.109      $14.640     2,234,506
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2000       $14.427      $12.885     6,476,055
                                                              2001       $12.885      $10.100     8,261,200
                                                              2002       $10.100       $8.212     8,662,245
                                                              2003        $8.212      $10.422     7,746,900
                                                              2004       $10.422      $11.959     7,071,496
                                                              2005       $11.959      $13.250     6,473,166
                                                              2006       $13.250      $16.712     5,866,337
                                                              2007       $16.712      $17.883     4,780,612
                                                              2008       $17.883       $9.898     3,674,845
                                                              2009        $9.898      $12.182     3,062,924
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2000       $10.968      $10.976     1,708,041
                                                              2001       $10.976       $8.582     2,339,655
                                                              2002        $8.582       $7.308     2,539,671
                                                              2003        $7.308       $9.948     2,353,192
                                                              2004        $9.948      $11.885     2,551,653
                                                              2005       $11.885      $13.392     2,559,124
                                                              2006       $13.392      $16.826     2,506,808
                                                              2007       $16.826      $17.779     1,996,439
                                                              2008       $17.779       $9.477     1,478,729
                                                              2009        $9.477      $11.809     1,231,057

                               51     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2000       $18.134      $10.984     2,234,464
                                                              2001       $10.984       $7.736     2,469,501
                                                              2002        $7.736       $6.598     2,085,193
                                                              2003        $6.598       $8.679     1,803,653
                                                              2004        $8.679       $9.714     1,655,151
                                                              2005        $9.714      $11.355     1,738,451
                                                              2006       $11.355      $14.143     1,523,396
                                                              2007       $14.143      $15.811     1,252,002
                                                              2008       $15.811       $8.980     1,010,094
                                                              2009        $8.980      $12.270       912,799
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2000       $12.168       $9.777    17,977,266
                                                              2001        $9.777       $7.262    21,424,549
                                                              2002        $7.762       $5.459    18,768,754
                                                              2003        $5.459       $6.854    16,209,787
                                                              2004        $6.854       $7.624    14,389,737
                                                              2005        $7.624       $8.192    12,352,538
                                                              2006        $8.192       $9.217    10,435,677
                                                              2007        $9.217       $8.631     7,945,465
                                                              2008        $8.631       $5.152     5,684,090
                                                              2009        $5.152       $6.656     5,227,589
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.801       127,975
                                                              2004       $12.801      $14.594       342,661
                                                              2005       $14.594      $16.205       596,881
                                                              2006       $16.205      $18.413       602,812
                                                              2007       $18.413      $18.489       490,801
                                                              2008       $18.489      $10.438       359,694
                                                              2009       $10.438      $14.328       297,049
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2000       $10.231      $10.693     1,736,595
                                                              2001       $10.693      $10.956     5,663,312
                                                              2002       $10.956      $10.948     6,153,309
                                                              2003       $10.948      $10.866     3,214,835
                                                              2004       $10.866      $10.801     2,089,312
                                                              2005       $10.801      $10.936     1,892,206
                                                              2006       $10.936      $11.274     2,448,638
                                                              2007       $11.274      $11.665     2,133,991
                                                              2008       $11.665      $11.815     2,372,128
                                                              2009       $11.815      $11.692     1,636,925

                               52     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2000       $15.692      $11.436    11,371,847
                                                    2001       $11.436       $7.889    13,605,364
                                                    2002        $7.889       $5.413    12,064,671
                                                    2003        $5.413       $7.079    10,700,366
                                                    2004        $7.079       $7.711     9,334,600
                                                    2005        $7.711       $8.377     8,005,070
                                                    2006        $8.377       $8.981     6,628,713
                                                    2007        $8.981       $9.377     5,178,752
                                                    2008        $9.377       $5.672     4,071,265
                                                    2009        $5.672       $7.401     3,993,683
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2000        $8.795      $10.629     1,659,981
                                                    2001       $10.629      $10.844     3,902,049
                                                    2002       $10.844       $9.037     5,140,780
                                                    2003        $9.037      $11.823     5,077,407
                                                    2004       $11.823      $13.476     5,101,539
                                                    2005       $13.476      $14.093     5,066,574
                                                    2006       $14.093      $16.146     4,275,279
                                                    2007       $16.146      $15.163     3,314,054
                                                    2008       $15.163       $8.272     2,435,762
                                                    2009        $8.272       $7.791             0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2000       $19.838       $9.581     4,036,834
                                                    2001        $9.581       $5.137     5,465,555
                                                    2002        $5.137       $3.438     5,043,270
                                                    2003        $3.438       $4.608     4,399,346
                                                    2004        $4.608       $4.938     3,983,733
                                                    2005        $4.938       $5.260     3,369,292
                                                    2006        $5.260       $5.839     2,835,749
                                                    2007        $5.839       $6.497     2,238,839
                                                    2008        $6.497       $3.487     1,813,861
                                                    2009        $3.487       $3.384             0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2000       $11.598      $11.226     4,896,412
                                                    2001       $11.226       $8.997     7,607,622
                                                    2002        $8.997       $6.912     7,958,204
                                                    2003        $6.912       $8.554     7,234,661
                                                    2004        $8.554       $9.086     6,387,752
                                                    2005        $9.086       $9.422     5,386,549
                                                    2006        $9.422      $10.357     4,391,694
                                                    2007       $10.357      $10.284     3,388,929
                                                    2008       $10.284       $6.241     2,580,717
                                                    2009        $6.241       $8.209     2,169,468

                               53     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.25

                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2000       $10.302      $12.660     1,493,692
                                                                     2001       $12.660      $14.768     3,217,546
                                                                     2002       $14.768      $11.918     3,938,066
                                                                     2003       $11.918      $17.613     3,816,634
                                                                     2004       $17.613      $21.952     3,524,769
                                                                     2005       $21.952      $23.203     3,031,315
                                                                     2006       $23.203      $26.877     2,519,726
                                                                     2007       $26.877      $23.163     1,835,554
                                                                     2008       $23.163      $13.870     1,361,192
                                                                     2009       $13.870      $18.016     1,126,715
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2000        $9.987      $11.590     2,469,334
                                                                     2001       $11.590       $8.890     3,792,637
                                                                     2002        $8.890       $6.664     3,297,734
                                                                     2003        $6.664       $8.214     2,914,799
                                                                     2004        $8.214       $9.864     2,664,057
                                                                     2005        $9.864      $10.576     2,477,513
                                                                     2006       $10.576      $13.267     1,986,876
                                                                     2007       $13.267      $15.714     1,549,850
                                                                     2008       $15.714      $10.786     1,144,416
                                                                     2009       $10.786      $11.435       924,150
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2000       $14.088      $13.344     4,772,927
                                                                     2001       $13.344       $8.762     6,616,756
                                                                     2002        $8.762       $6.004     6,155,312
                                                                     2003        $6.004       $7.896     5,715,213
                                                                     2004        $7.896       $9.248     5,295,113
                                                                     2005        $9.248      $10.242     4,767,399
                                                                     2006       $10.242      $10.666     4,014,690
                                                                     2007       $10.666      $10.933     2,976,653
                                                                     2008       $10.933       $5.879     2,217,331
                                                                     2009        $5.879       $8.055     2,818,060
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2000       $14.326      $11.808    21,009,950
                                                                     2001       $11.808       $9.047    25,627,193
                                                                     2002        $9.047       $6.563    24,658,871
                                                                     2003        $6.563       $8.096    22,860,340
                                                                     2004        $8.096       $8.397    20,364,325
                                                                     2005        $8.397       $8.764    17,160,872
                                                                     2006        $8.764       $9.125    13,494,905
                                                                     2007        $9.125       $9.508     9,962,252
                                                                     2008        $9.508       $5.912     7,428,943
                                                                     2009        $5.912       $9.569     6,290,414

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

                               54     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2001       $10.000       $6.385       58,418
                                                         2002        $6.385       $6.829      131,089
                                                         2003        $6.829       $6.814       52,957
                                                         2004        $6.814       $6.873       48,825
                                                         2005        $6.873       $6.844       46,071
                                                         2006        $6.844       $6.941       39,772
                                                         2007        $6.941       $7.390       36,468
                                                         2008        $7.390       $7.282       34,997
                                                         2009        $7.282       $8.657       34,006
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2001       $10.000       $7.729       21,995
                                                         2002        $7.729       $5.897       27,375
                                                         2003        $5.897       $7.230       26,601
                                                         2004        $7.230       $8.148       25,036
                                                         2005        $8.148       $8.637       24,469
                                                         2006        $8.637       $9.531       23,929
                                                         2007        $9.531       $8.713       20,250
                                                         2008        $8.713       $5.274        6,184
                                                         2009        $5.274       $4.903            0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.889            0
                                                         2004       $12.889      $14.958            0
                                                         2005       $14.958      $16.190          962
                                                         2006       $16.190      $18.328        4,056
                                                         2007       $18.328      $16.286        4,042
                                                         2008       $16.286      $10.370            0
                                                         2009       $10.370      $14.837            0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2001       $10.000       $4.976        5,054
                                                         2002        $4.976       $3.443       22,613
                                                         2003        $3.443       $4.465       23,562
                                                         2004        $4.465       $4.720       36,355
                                                         2005        $4.720       $4.973       32,517
                                                         2006        $4.973       $5.427       30,838
                                                         2007        $5.427       $5.882       27,135
                                                         2008        $5.882       $3.277       38,738
                                                         2009        $3.277       $3.208            0

                               55     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2001       $10.000       $9.878       22,518
                                                          2002        $9.878      $10.278       41,427
                                                          2003       $10.278      $12.123       54,550
                                                          2004       $12.123      $13.007       43,863
                                                          2005       $13.007      $13.170       42,534
                                                          2006       $13.170      $13.754       46,926
                                                          2007       $13.754      $14.071       46,347
                                                          2008       $14.071       $9.564       25,196
                                                          2009        $9.564      $14.599       26,961
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $12.008        2,940
                                                          2004       $12.008      $13.192        6,794
                                                          2005       $13.192      $13.676        4,396
                                                          2006       $13.676      $15.969        7,724
                                                          2007       $15.969      $16.189        8,623
                                                          2008       $16.189      $10.952        9,362
                                                          2009       $10.952      $13.714       64,223
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2001       $10.000       $9.921      127,345
                                                          2002        $9.921       $8.895      179,068
                                                          2003        $8.895      $10.229      184,577
                                                          2004       $10.229      $10.875      180,193
                                                          2005       $10.875      $11.112      194,513
                                                          2006       $11.112      $12.220      191,024
                                                          2007       $12.220      $12.120      180,179
                                                          2008       $12.120       $7.058      172,642
                                                          2009        $7.058       $8.712      165,364
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2001       $10.000       $9.021        7,070
                                                          2002        $9.021       $7.754       16,679
                                                          2003        $7.754       $9.286       11,857
                                                          2004        $9.286       $9.954       12,956
                                                          2005        $9.954      $10.463       13,551
                                                          2006       $10.463      $11.602       13,060
                                                          2007       $11.602      $11.733       13,706
                                                          2008       $11.733       $7.686       15,065
                                                          2009        $7.686      $10.210       10,671

                               56     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2001       $10.000       $7.488       22,915
                                                         2002        $7.488       $5.710       34,451
                                                         2003        $5.710       $7.249       28,616
                                                         2004        $7.249       $8.097       26,861
                                                         2005        $8.097       $8.654       22,329
                                                         2006        $8.654      $10.478       26,140
                                                         2007       $10.478      $11.222       30,733
                                                         2008       $11.222       $6.026       27,701
                                                         2009        $6.026       $7.695       21,759
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2001       $10.000       $8.978      324,802
                                                         2002        $8.978       $7.146      567,551
                                                         2003        $7.146       $8.943      582,077
                                                         2004        $8.943       $9.763      533,135
                                                         2005        $9.763      $10.094      493,637
                                                         2006       $10.094      $11.496      393,729
                                                         2007       $11.496      $10.612      368,281
                                                         2008       $10.612       $6.391      301,741
                                                         2009        $6.391       $8.151      289,044
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2001       $10.000       $4.958       29,628
                                                         2002        $4.958       $3.435       45,841
                                                         2003        $3.435       $4.153       50,076
                                                         2004        $4.153       $4.151       70,265
                                                         2005        $4.151       $4.246       59,914
                                                         2006        $4.246       $4.529       53,581
                                                         2007        $4.529       $4.690       47,647
                                                         2008        $4.690       $2.871       13,936
                                                         2009        $2.871       $3.974       12,763
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2001       $10.000      $11.451       22,742
                                                         2002       $11.451       $8.962       33,088
                                                         2003        $8.962      $10.425       28,546
                                                         2004       $10.425      $10.972       24,265
                                                         2005       $10.972      $12.203       20,425
                                                         2006       $12.203      $12.325       15,824
                                                         2007       $12.325      $12.035        9,690
                                                         2008       $12.035       $9.806        9,295
                                                         2009        $9.806      $12.139        7,012

                               57     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2001       $10.000       $9.127       22,005
                                                              2002        $9.127       $8.903       23,812
                                                              2003        $8.903      $11.068       31,430
                                                              2004       $11.068      $12.021       34,476
                                                              2005       $12.021      $12.177       21,556
                                                              2006       $12.177      $13.224       18,070
                                                              2007       $13.224      $13.354       19,016
                                                              2008       $13.354       $9.700       15,083
                                                              2009        $9.700      $14.313       12,305
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2001       $10.000      $10.886       62,415
                                                              2002       $10.886      $11.538      109,722
                                                              2003       $11.538      $11.838      106,926
                                                              2004       $11.838      $12.147       91,879
                                                              2005       $12.147      $12.216       72,322
                                                              2006       $12.216      $12.546       60,599
                                                              2007       $12.546      $12.969       51,922
                                                              2008       $12.969       $9.693       24,913
                                                              2009        $9.693      $13.967       21,107
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2001       $10.000      $10.035       60,861
                                                              2002       $10.035       $8.117       86,554
                                                              2003        $8.117      $10.251       88,560
                                                              2004       $10.251      $11.703       86,248
                                                              2005       $11.703      $12.901       64,385
                                                              2006       $12.901      $16.189       85,917
                                                              2007       $16.189      $17.235       82,896
                                                              2008       $17.235       $9.491       72,424
                                                              2009        $9.491      $11.622       70,574
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2001       $10.000       $8.527       21,873
                                                              2002        $8.527       $7.225       25,421
                                                              2003        $7.225       $9.785       27,500
                                                              2004        $9.785      $11.631       43,504
                                                              2005       $11.631      $13.039       45,005
                                                              2006       $13.039      $16.299       51,204
                                                              2007       $16.299      $17.135       46,588
                                                              2008       $17.135       $9.087       29,869
                                                              2009        $9.087      $11.266       29,961

                               58     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2001       $10.000       $7.686        2,496
                                                              2002        $7.686       $6.522        8,580
                                                              2003        $6.522       $8.536        8,698
                                                              2004        $8.536       $9.506       20,499
                                                              2005        $9.506      $11.055       16,709
                                                              2006       $11.055      $13.701       28,482
                                                              2007       $13.701      $15.238       27,344
                                                              2008       $15.238       $8.611       27,715
                                                              2009        $8.611      $11.706       27,543
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2001       $10.000       $7.215      166,058
                                                              2002        $7.215       $5.396      228,112
                                                              2003        $5.396       $6.741      234,616
                                                              2004        $6.741       $7.460      231,633
                                                              2005        $7.460       $7.976      144,962
                                                              2006        $7.976       $8.928      155,290
                                                              2007        $8.928       $8.318      148,814
                                                              2008        $8.318       $4.940      127,653
                                                              2009        $4.940       $6.350      129,014
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.758            0
                                                              2004       $12.758      $14.471        2,324
                                                              2005       $14.471      $15.987        2,904
                                                              2006       $15.987      $18.074        4,236
                                                              2007       $18.074      $18.056        2,844
                                                              2008       $18.056      $10.142        2,844
                                                              2009       $10.142      $13.851        3,448
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2001       $10.000      $10.886       25,833
                                                              2002       $10.886      $10.823       53,866
                                                              2003       $10.823      $10.687       34,330
                                                              2004       $10.687      $10.569        7,367
                                                              2005       $10.569      $10.648        7,684
                                                              2006       $10.648      $10.921        4,114
                                                              2007       $10.921      $11.243       15,383
                                                              2008       $11.243      $11.330       20,075
                                                              2009       $11.330      $11.155       13,470

                               59     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75

                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2001       $10.000       $7.838       32,732
                                                    2002        $7.838       $5.351       65,036
                                                    2003        $5.351       $6.963       58,243
                                                    2004        $6.963       $7.546       45,643
                                                    2005        $7.546       $8.156       38,943
                                                    2006        $8.156       $8.699       33,260
                                                    2007        $8.699       $9.037       28,515
                                                    2008        $9.037       $5.438       21,413
                                                    2009        $5.438       $7.060       41,984
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2001       $10.000      $10.774       37,325
                                                    2002       $10.774       $8.934       45,790
                                                    2003        $8.934      $11.628       37,401
                                                    2004       $11.628      $13.187       41,170
                                                    2005       $13.187      $13.721      101,157
                                                    2006       $13.721      $15.640       95,202
                                                    2007       $15.640      $14.614       91,267
                                                    2008       $14.614       $7.932       75,215
                                                    2009        $7.932       $7.466            0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2001       $10.000       $5.104       20,137
                                                    2002        $5.104       $3.399       27,603
                                                    2003        $3.399       $4.532       26,862
                                                    2004        $4.532       $4.832       45,210
                                                    2005        $4.832       $5.121       34,927
                                                    2006        $5.121       $5.656       33,757
                                                    2007        $5.656       $6.262       30,266
                                                    2008        $6.262       $3.343       38,535
                                                    2009        $3.343       $3.243            0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2001       $10.000       $8.940       51,591
                                                    2002        $8.940       $6.833       65,389
                                                    2003        $6.833       $8.413       55,723
                                                    2004        $8.413       $8.891       56,533
                                                    2005        $8.891       $9.174       48,566
                                                    2006        $9.174      $10.033       35,805
                                                    2007       $10.033       $9.912       33,171
                                                    2008        $9.912       $5.985       30,089
                                                    2009        $5.985       $7.831       28,981

                               60     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                         ADVISOR CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 1.75

                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2001       $10.000      $14.673       28,740
                                                                     2002       $14.673      $11.782       49,332
                                                                     2003       $11.782      $17.323       48,767
                                                                     2004       $17.323      $21.482       51,298
                                                                     2005       $21.482      $22.591       44,040
                                                                     2006       $22.591      $26.036       37,780
                                                                     2007       $26.036      $22.324       33,686
                                                                     2008       $22.324      $13.300       27,955
                                                                     2009       $13.300      $17.187       26,336
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2001       $10.000       $8.832       34,138
                                                                     2002        $8.832       $6.588       42,749
                                                                     2003        $6.588       $8.079       34,959
                                                                     2004        $8.079       $9.652       18,127
                                                                     2005        $9.652      $10.297       15,138
                                                                     2006       $10.297      $12.852       19,680
                                                                     2007       $12.852      $15.145       15,794
                                                                     2008       $15.145      $10.343       26,096
                                                                     2009       $10.343      $10.909       12,786
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2001       $10.000       $8.705       36,838
                                                                     2002        $8.705       $5.936       60,476
                                                                     2003        $5.936       $7.766       52,444
                                                                     2004        $7.766       $9.050       34,611
                                                                     2005        $9.050       $9.972       37,553
                                                                     2006        $9.972      $10.332       38,290
                                                                     2007       $10.332      $10.537       24,291
                                                                     2008       $10.537       $5.637       17,374
                                                                     2009        $5.637       $7.685       39,462
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2001       $10.000       $8.988      138,792
                                                                     2002        $8.988       $6.488      272,235
                                                                     2003        $6.488       $7.962      270,139
                                                                     2004        $7.962       $8.217      221,519
                                                                     2005        $8.217       $8.533      179,115
                                                                     2006        $8.533       $8.840      132,668
                                                                     2007        $8.840       $9.164      112,238
                                                                     2008        $9.164       $5.669       96,590
                                                                     2009        $5.669       $9.129       59,389

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

                               61     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2000       $10.000      $10.893       142,098
                                                         2001       $10.893      $11.420       567,317
                                                         2002       $11.420      $12.234     1,131,656
                                                         2003       $12.234      $12.225       952,963
                                                         2004       $12.225      $12.350       774,385
                                                         2005       $12.350      $12.317       719,095
                                                         2006       $12.317      $12.511       647,923
                                                         2007       $12.511      $13.339       616,925
                                                         2008       $13.339      $13.165       540,953
                                                         2009       $13.165      $15.675       466,388
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2000       $10.000       $9.124        15,427
                                                         2001        $9.124       $7.728        99,589
                                                         2002        $7.728       $5.905       183,708
                                                         2003        $5.905       $7.251       229,756
                                                         2004        $7.251       $8.184       255,121
                                                         2005        $8.184       $8.688       271,791
                                                         2006        $8.688       $9.603       224,938
                                                         2007        $9.603       $8.792       213,970
                                                         2008        $8.792       $5.330       210,496
                                                         2009        $5.330       $4.956             0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.902        26,725
                                                         2004       $12.902      $14.996        42,153
                                                         2005       $14.996      $16.256        57,402
                                                         2006       $16.256      $18.430        71,725
                                                         2007       $18.430      $16.402        57,029
                                                         2008       $16.402      $10.461        36,220
                                                         2009       $10.461      $14.989        43,527
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2000       $10.000       $7.306        38,463
                                                         2001        $7.306       $4.976       208,794
                                                         2002        $4.976       $3.448       471,941
                                                         2003        $3.448       $4.478       474,031
                                                         2004        $4.478       $4.740       449,437
                                                         2005        $4.740       $5.003       389,744
                                                         2006        $5.003       $5.468       333,296
                                                         2007        $5.468       $5.935       289,796
                                                         2008        $5.935       $3.311       260,937
                                                         2009        $3.311       $3.242             0

                               62     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2000       $10.000       $9.768      408,472
                                                          2001        $9.768       $9.949      568,856
                                                          2002        $9.949      $10.367      610,754
                                                          2003       $10.367      $12.247      647,678
                                                          2004       $12.247      $13.160      632,727
                                                          2005       $13.160      $13.345      608,111
                                                          2006       $13.345      $13.958      576,338
                                                          2007       $13.958      $14.301      540,799
                                                          2008       $14.301       $9.736      405,713
                                                          2009        $9.736      $14.884      336,111
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $12.020       99,922
                                                          2004       $12.020      $13.226      188,811
                                                          2005       $13.226      $13.732      235,961
                                                          2006       $13.732      $16.059      279,925
                                                          2007       $16.059      $16.304      278,688
                                                          2008       $16.304      $11.047      237,901
                                                          2009       $11.047      $13.854      568,928
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2000       $10.000      $11.505      258,198
                                                          2001       $11.505      $11.371      649,917
                                                          2002       $11.371      $10.210      878,102
                                                          2003       $10.210      $11.759      982,668
                                                          2004       $11.759      $12.521      971,868
                                                          2005       $12.521      $12.814      940,077
                                                          2006       $12.814      $14.112      895,342
                                                          2007       $14.112      $14.018      833,330
                                                          2008       $14.018       $8.176      619,597
                                                          2009        $8.176      $10.107      538,128
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2000       $10.000       $9.696      122,143
                                                          2001        $9.696       $8.728      194,527
                                                          2002        $8.728       $7.513      222,862
                                                          2003        $7.513       $9.011      233,628
                                                          2004        $9.011       $9.675      289,693
                                                          2005        $9.675      $10.184      297,771
                                                          2006       $10.184      $11.310      303,822
                                                          2007       $11.310      $11.455      297,662
                                                          2008       $11.455       $7.516      284,658
                                                          2009        $7.516       $9.999      271,095

                               63     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2000       $10.000       $7.097     1,185,338
                                                         2001        $7.097       $4.904     1,401,185
                                                         2002        $4.904       $3.745     1,201,753
                                                         2003        $3.745       $4.762     1,082,922
                                                         2004        $4.762       $5.327       995,953
                                                         2005        $5.327       $5.703       921,133
                                                         2006        $5.703       $6.915       833,304
                                                         2007        $6.915       $7.417       758,215
                                                         2008        $7.417       $3.989       669,625
                                                         2009        $3.989       $5.101       588,304
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2000       $10.000      $11.806     2,249,328
                                                         2001       $11.806      $10.874     3,498,120
                                                         2002       $10.874       $8.668     3,775,787
                                                         2003        $8.668      $10.865     3,699,874
                                                         2004       $10.865      $11.879     3,521,914
                                                         2005       $11.879      $12.301     3,120,338
                                                         2006       $12.301      $14.031     2,632,559
                                                         2007       $14.031      $12.971     2,267,997
                                                         2008       $12.971       $7.824     1,670,924
                                                         2009        $7.824       $9.994     1,438,410
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2000       $10.000       $7.504       905,846
                                                         2001        $7.504       $5.013     1,117,118
                                                         2002        $5.013       $3.478     1,118,175
                                                         2003        $3.478       $4.212     1,033,180
                                                         2004        $4.212       $4.217       895,790
                                                         2005        $4.217       $4.320       712,519
                                                         2006        $4.320       $4.614       559,611
                                                         2007        $4.614       $4.786       453,463
                                                         2008        $4.786       $2.934       386,378
                                                         2009        $2.934       $4.067       378,524
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2000       $10.000      $12.025       792,412
                                                         2001       $12.025       $9.494       923,593
                                                         2002        $9.494       $7.442       839,675
                                                         2003        $7.442       $8.669       729,634
                                                         2004        $8.669       $9.138       665,910
                                                         2005        $9.138      $10.179       578,778
                                                         2006       $10.179      $10.296       485,326
                                                         2007       $10.296      $10.070       401,746
                                                         2008       $10.070       $8.217       315,491
                                                         2009        $8.217      $10.188       277,581

                               64     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2000       $10.000       $8.944       264,864
                                                              2001        $8.944       $9.121       574,693
                                                              2002        $9.121       $8.910       663,558
                                                              2003        $8.910      $11.095       937,805
                                                              2004       $11.095      $12.068       664,379
                                                              2005       $12.068      $12.243       559,980
                                                              2006       $12.243      $13.316       530,796
                                                              2007       $13.316      $13.468       447,040
                                                              2008       $13.468       $9.798       331,532
                                                              2009        $9.798      $14.479       284,658
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2000       $10.000      $10.531       367,229
                                                              2001       $10.531      $11.118       895,677
                                                              2002       $11.118      $11.803     1,356,981
                                                              2003       $11.803      $12.128     1,268,394
                                                              2004       $12.128      $12.463     1,165,180
                                                              2005       $12.463      $12.554     1,097,272
                                                              2006       $12.554      $12.912     1,028,972
                                                              2007       $12.912      $13.368       968,777
                                                              2008       $13.368      $10.007       757,880
                                                              2009       $10.007      $14.441       632,725
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2000       $10.000       $8.786     1,348,523
                                                              2001        $8.786       $6.863     1,822,954
                                                              2002        $6.863       $5.560     2,026,738
                                                              2003        $5.560       $7.031     1,837,231
                                                              2004        $7.031       $8.040     1,752,696
                                                              2005        $8.040       $8.876     1,728,002
                                                              2006        $8.876      $11.156     1,660,738
                                                              2007       $11.156      $11.895     1,519,357
                                                              2008       $11.895       $6.560     1,215,054
                                                              2009        $6.560       $8.045     1,058,132
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2000       $10.000      $10.441       147,662
                                                              2001       $10.441       $8.135       271,827
                                                              2002        $8.135       $6.903       333,378
                                                              2003        $6.903       $9.363       353,223
                                                              2004        $9.363      $11.146       482,951
                                                              2005       $11.146      $12.515       444,657
                                                              2006       $12.515      $15.669       520,225
                                                              2007       $15.669      $16.497       498,685
                                                              2008       $16.497       $8.762       358,165
                                                              2009        $8.762      $10.880       330,144

                               65     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2000       $10.000       $5.654       771,330
                                                              2001        $5.654       $3.968       807,273
                                                              2002        $3.968       $3.372       733,368
                                                              2003        $3.372       $4.420       682,118
                                                              2004        $4.420       $4.930       659,561
                                                              2005        $4.930       $5.742       682,529
                                                              2006        $5.742       $7.127       697,583
                                                              2007        $7.127       $7.938       690,347
                                                              2008        $7.938       $4.493       508,480
                                                              2009        $4.493       $6.117       453,370
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2000       $10.000       $8.593     2,007,034
                                                              2001        $8.593       $6.360     2,468,141
                                                              2002        $6.360       $4.764     2,348,872
                                                              2003        $4.764       $5.960     2,195,031
                                                              2004        $5.960       $6.606     1,964,220
                                                              2005        $6.606       $7.073     1,777,812
                                                              2006        $7.073       $7.930     1,737,238
                                                              2007        $7.930       $7.400     1,582,632
                                                              2008        $7.400       $4.402     1,270,133
                                                              2009        $4.402       $5.666     1,339,165
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.771        23,847
                                                              2004       $12.771      $14.507        61,904
                                                              2005       $14.507      $16.052       107,279
                                                              2006       $16.052      $18.176       157,909
                                                              2007       $18.176      $18.185       137,853
                                                              2008       $18.185      $10.230       111,787
                                                              2009       $10.230      $13.993        72,168
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2000       $10.000      $10.363       677,833
                                                              2001       $10.363      $10.580     1,276,207
                                                              2002       $10.580      $10.535     1,380,044
                                                              2003       $10.535      $10.419       603,289
                                                              2004       $10.419      $10.319       354,012
                                                              2005       $10.319      $10.412       315,266
                                                              2006       $10.412      $10.696       293,663
                                                              2007       $10.696      $11.027       368,697
                                                              2008       $11.027      $11.130       687,023
                                                              2009       $11.130      $10.974       373,382

                               66     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2000       $10.000       $6.803     3,065,757
                                                    2001        $6.803       $4.676     4,113,616
                                                    2002        $4.676       $3.197     3,660,821
                                                    2003        $3.197       $4.166     3,434,406
                                                    2004        $4.166       $4.522     3,059,669
                                                    2005        $4.522       $4.895     2,728,547
                                                    2006        $4.895       $5.229     2,373,574
                                                    2007        $5.229       $5.441     2,020,200
                                                    2008        $5.441       $3.279     1,647,358
                                                    2009        $3.279       $4.264     1,665,197
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2000       $10.000      $13.368       137,732
                                                    2001       $13.368      $13.590       486,848
                                                    2002       $13.590      $11.286       555,533
                                                    2003       $11.286      $14.712       697,978
                                                    2004       $14.712      $16.710       722,396
                                                    2005       $16.710      $17.412       770,358
                                                    2006       $17.412      $19.878       725,512
                                                    2007       $19.878      $18.602       624,870
                                                    2008       $18.602      $10.112       456,742
                                                    2009       $10.112       $9.520             0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2000       $10.000       $4.098     1,454,821
                                                    2001        $4.098       $2.189     1,750,234
                                                    2002        $2.189       $1.460     1,682,272
                                                    2003        $1.460       $1.950     1,612,736
                                                    2004        $1.950       $2.082     1,731,937
                                                    2005        $2.082       $2.210     1,451,003
                                                    2006        $2.210       $2.445     1,266,923
                                                    2007        $2.445       $2.711       990,866
                                                    2008        $2.711       $1.450       799,027
                                                    2009        $1.450       $1.406             0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2000       $10.000      $10.323       678,431
                                                    2001       $10.323       $8.244     1,124,934
                                                    2002        $8.244       $6.310     1,216,893
                                                    2003        $6.310       $7.782     1,194,269
                                                    2004        $7.782       $8.237     1,117,325
                                                    2005        $8.237       $8.511       952,149
                                                    2006        $8.511       $9.323       824,800
                                                    2007        $9.323       $9.224       734,083
                                                    2008        $9.224       $5.578       608,806
                                                    2009        $5.578       $7.310       539,557

                               67     PROSPECTUS

          PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE
                      ADVISOR PLUS CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.6

                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2000       $10.000      $11.995       250,516
                                                                     2001       $11.995      $13.942       787,960
                                                                     2002       $13.942      $11.212       687,034
                                                                     2003       $11.212      $16.511       731,306
                                                                     2004       $16.511      $20.506       686,360
                                                                     2005       $20.506      $21.598       568,301
                                                                     2006       $21.598      $24.929       520,014
                                                                     2007       $24.929      $21.408       416,834
                                                                     2008       $21.408      $12.773       307,715
                                                                     2009       $12.773      $16.532       253,515
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2000       $10.000      $11.900       383,145
                                                                     2001       $11.900       $9.095       580,901
                                                                     2002        $9.095       $6.794       514,765
                                                                     2003        $6.794       $8.345       488,811
                                                                     2004        $8.345       $9.985       451,239
                                                                     2005        $9.985      $10.668       444,251
                                                                     2006       $10.668      $13.336       415,055
                                                                     2007       $13.336      $15.739       339,447
                                                                     2008       $15.739      $10.765       233,641
                                                                     2009       $10.765      $11.372       197,461
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2000       $10.000       $8.498     1,483,252
                                                                     2001        $8.498       $5.560     1,929,970
                                                                     2002        $5.560       $3.796     1,588,580
                                                                     2003        $3.796       $4.975     1,726,281
                                                                     2004        $4.975       $5.806     1,668,702
                                                                     2005        $5.806       $6.408     1,492,902
                                                                     2006        $6.408       $6.649     1,308,937
                                                                     2007        $6.649       $6.791     1,115,131
                                                                     2008        $6.791       $3.639       759,826
                                                                     2009        $3.639       $4.968       939,120
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2000       $10.000       $8.020     4,514,031
                                                                     2001        $8.020       $6.123     5,778,357
                                                                     2002        $6.123       $4.426     5,858,475
                                                                     2003        $4.426       $5.440     5,993,492
                                                                     2004        $5.440       $5.623     5,581,389
                                                                     2005        $5.623       $5.848     4,911,051
                                                                     2006        $5.848       $6.067     4,003,304
                                                                     2007        $6.067       $6.299     3,419,553
                                                                     2008        $6.299       $3.903     2,452,151
                                                                     2009        $3.903       $6.295     2,215,210

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

                               68     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2001       $10.000      $11.361       1,000
                                                         2002       $11.361      $12.108       7,267
                                                         2003       $12.108      $12.038       4,383
                                                         2004       $12.038      $12.099       1,991
                                                         2005       $12.099      $12.006       3,057
                                                         2006       $12.006      $12.133       1,001
                                                         2007       $12.133      $12.870       1,780
                                                         2008       $12.870      $12.638       1,777
                                                         2009       $12.638      $14.970       1,773
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2001       $10.000       $7.695      29,837
                                                         2002        $7.695       $5.850       6,984
                                                         2003        $5.850       $7.147       5,430
                                                         2004        $7.147       $8.026       4,055
                                                         2005        $8.026       $8.476       3,640
                                                         2006        $8.476       $9.322       3,468
                                                         2007        $9.322       $8.491       3,416
                                                         2008        $8.491       $5.121       3,379
                                                         2009        $5.121       $4.759           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.858           0
                                                         2004       $12.858      $14.869           0
                                                         2005       $14.869      $16.037          74
                                                         2006       $16.037      $18.090           0
                                                         2007       $18.090      $16.017           0
                                                         2008       $16.017      $10.163           0
                                                         2009       $10.163      $14.488           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2001       $10.000       $4.954       2,847
                                                         2002        $4.954       $3.415       6,238
                                                         2003        $3.415       $4.414       6,484
                                                         2004        $4.414       $4.649       4,114
                                                         2005        $4.649       $4.881       4,160
                                                         2006        $4.881       $5.308       4,098
                                                         2007        $5.308       $5.732       2,666
                                                         2008        $5.732       $3.182       2,662
                                                         2009        $3.182       $3.113           0

                               69     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2001       $10.000       $9.897       2,190
                                                          2002        $9.897      $10.261       5,785
                                                          2003       $10.261      $12.060       5,649
                                                          2004       $12.060      $12.893       5,248
                                                          2005       $12.893      $13.008       5,079
                                                          2006       $13.008      $13.537       4,963
                                                          2007       $13.537      $13.799       4,936
                                                          2008       $13.799       $9.346       4,600
                                                          2009        $9.346      $14.215       4,625
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $11.980           0
                                                          2004       $11.980      $13.114         948
                                                          2005       $13.114      $13.547         945
                                                          2006       $13.547      $15.762         942
                                                          2007       $15.762      $15.921       1,444
                                                          2008       $15.921      $10.733       1,439
                                                          2009       $10.733      $13.391      11,114
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2001       $10.000      $11.312      25,504
                                                          2002       $11.312      $10.106      12,385
                                                          2003       $10.106      $11.579       5,120
                                                          2004       $11.579      $12.267       6,112
                                                          2005       $12.267      $12.490       5,281
                                                          2006       $12.490      $13.686       4,882
                                                          2007       $13.686      $13.525       4,147
                                                          2008       $13.525       $7.849       3,191
                                                          2009        $7.849       $9.653       2,967
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2001       $10.000       $8.839           0
                                                          2002        $8.839       $7.435           0
                                                          2003        $7.435       $8.873         144
                                                          2004        $8.873       $9.478       2,803
                                                          2005        $9.478       $9.927       2,795
                                                          2006        $9.927      $10.969       2,787
                                                          2007       $10.969      $11.053       2,779
                                                          2008       $11.053       $7.215       2,770
                                                          2009        $7.215       $9.550       2,760

                               70     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2001       $10.000       $4.879      26,829
                                                         2002        $4.879       $3.707      29,903
                                                         2003        $3.707       $4.690      30,543
                                                         2004        $4.690       $5.219      27,624
                                                         2005        $5.219       $5.559      26,230
                                                         2006        $5.559       $6.706      26,195
                                                         2007        $6.706       $7.157      26,161
                                                         2008        $7.157       $3.829      26,106
                                                         2009        $3.829       $4.872      26,055
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2001       $10.000      $10.817      33,928
                                                         2002       $10.817       $8.579      23,859
                                                         2003        $8.579      $10.699      24,421
                                                         2004       $10.699      $11.638      19,375
                                                         2005       $11.638      $11.990      13,630
                                                         2006       $11.990      $13.607      13,271
                                                         2007       $13.607      $12.515      11,836
                                                         2008       $12.515       $7.511      10,376
                                                         2009        $7.511       $9.545       7,286
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2001       $10.000       $4.987      11,236
                                                         2002        $4.987       $3.442      16,141
                                                         2003        $3.442       $4.147      11,244
                                                         2004        $4.147       $4.131       6,141
                                                         2005        $4.131       $4.211      17,343
                                                         2006        $4.211       $4.475       5,463
                                                         2007        $4.475       $4.617       4,521
                                                         2008        $4.617       $2.817       1,723
                                                         2009        $2.817       $3.884       1,173
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2001       $10.000       $9.445       5,376
                                                         2002        $9.445       $7.365       2,459
                                                         2003        $7.365       $8.537       2,869
                                                         2004        $8.537       $8.953       2,861
                                                         2005        $8.953       $9.922       3,387
                                                         2006        $9.992       $9.985       2,547
                                                         2007        $9.985       $9.716       2,540
                                                         2008        $9.716       $7.888       2,530
                                                         2009        $7.888       $9.730       2,521

                               71     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2001       $10.000       $9.074       8,335
                                                              2002        $9.074       $8.819       5,699
                                                              2003        $8.819      $10.925       5,169
                                                              2004       $10.925      $11.823       4,087
                                                              2005       $11.823      $11.934       4,617
                                                              2006       $11.934      $12.914       3,452
                                                              2007       $12.914      $12.994       3,822
                                                              2008       $12.994       $9.405       3,808
                                                              2009        $9.405      $13.829       3,797
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2001       $10.000      $11.060       1,497
                                                              2002       $11.060      $11.682       5,618
                                                              2003       $11.682      $11.943       7,561
                                                              2004       $11.943      $12.210       7,272
                                                              2005       $12.210      $12.237       7,253
                                                              2006       $12.237      $12.522       7,235
                                                              2007       $12.522      $12.898       9,502
                                                              2008       $12.898       $9.606       4,325
                                                              2009        $9.606      $13.792       4,309
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2001       $10.000       $6.827         935
                                                              2002        $6.827       $5.503       2,063
                                                              2003        $5.503       $6.924       2,060
                                                              2004        $6.924       $7.876       2,057
                                                              2005        $7.876       $8.652       3,394
                                                              2006        $8.652      $10.819       1,510
                                                              2007       $10.819      $11.477       5,055
                                                              2008       $11.477       $6.297       3,231
                                                              2009        $6.297       $7.684       3,072
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2001       $10.000       $8.093      19,643
                                                              2002        $8.093       $6.832      13,070
                                                              2003        $6.832       $9.220       9,349
                                                              2004        $9.220      $10.920       6,715
                                                              2005       $10.920      $12.199       3,244
                                                              2006       $12.199      $15.196       3,090
                                                              2007       $15.196      $15.917       4,768
                                                              2008       $15.917       $8.411       4,777
                                                              2009        $8.411      $10.391       4,766

                               72     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2001       $10.000       $3.947       2,124
                                                              2002        $3.947       $3.337       2,209
                                                              2003        $3.337       $4.352       2,241
                                                              2004        $4.352       $4.829      14,158
                                                              2005        $4.829       $5.597      14,340
                                                              2006        $5.597       $6.911      13,902
                                                              2007        $6.911       $7.659      15,633
                                                              2008        $7.659       $4.313       3,250
                                                              2009        $4.313       $5.842       3,227
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2001       $10.000       $6.327      14,715
                                                              2002        $6.327       $4.715      17,515
                                                              2003        $4.715       $5.869      18,263
                                                              2004        $5.869       $6.472      19,996
                                                              2005        $6.472       $6.895      21,683
                                                              2006        $6.895       $7.691      20,020
                                                              2007        $7.691       $7.139      15,502
                                                              2008        $7.139       $4.225      13,206
                                                              2009        $4.225       $5.411      17,324
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.727           0
                                                              2004       $12.727      $14.385         895
                                                              2005       $14.385      $15.836       1,220
                                                              2006       $15.836      $17.840       1,212
                                                              2007       $17.840      $17.758       1,207
                                                              2008       $17.758       $9.939         884
                                                              2009        $9.939      $13.525         736
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2001       $10.000      $10.525      22,255
                                                              2002       $10.525      $10.427      21,547
                                                              2003       $10.427      $10.259      33,118
                                                              2004       $10.259      $10.110      20,017
                                                              2005       $10.110      $10.149       2,441
                                                              2006       $10.149      $10.373       2,442
                                                              2007       $10.373      $10.640           0
                                                              2008       $10.640      $10.684      16,622
                                                              2009       $10.684      $10.481      16,622

                               73     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1

                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2001       $10.000       $4.652      32,398
                                                    2002        $4.652       $3.164      21,354
                                                    2003        $3.164       $4.103      18,721
                                                    2004        $4.103       $4.430      29,185
                                                    2005        $4.430       $4.772      27,124
                                                    2006        $4.772       $5.072      24,988
                                                    2007        $5.072       $5.249      24,963
                                                    2008        $5.249       $3.148      10,122
                                                    2009        $3.148       $4.072      11,517
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2001       $10.000      $13.519      38,407
                                                    2002       $13.519      $11.170      27,193
                                                    2003       $11.170      $14.487      20,072
                                                    2004       $14.487      $16.371      15,505
                                                    2005       $16.371      $16.973      13,178
                                                    2006       $16.973      $19.278      11,282
                                                    2007       $19.278      $17.949      10,932
                                                    2008       $17.949       $9.707      10,627
                                                    2009        $9.707       $9.133           0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2001       $10.000       $2.178       5,178
                                                    2002        $2.178       $1.445       1,021
                                                    2003        $1.445       $1.920       1,041
                                                    2004        $1.920       $2.040       1,872
                                                    2005        $2.040       $2.154       1,056
                                                    2006        $2.154       $2.371       1,061
                                                    2007        $2.371       $2.615       1,019
                                                    2008        $2.615       $1.391       1,058
                                                    2009        $1.391       $1.349           0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2001       $10.000       $8.201      20,720
                                                    2002        $8.201       $6.246      17,979
                                                    2003        $6.246       $7.663      18,167
                                                    2004        $7.663       $8.069      17,505
                                                    2005        $8.069       $8.296      17,879
                                                    2006        $8.296       $9.042      17,113
                                                    2007        $9.042       $8.900      17,362
                                                    2008        $8.900       $5.354      15,504
                                                    2009        $5.354       $6.982      15,474

                               74     PROSPECTUS

   PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 2.1

                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2001       $10.000      $13.870      25,198
                                                                     2002       $13.870      $11.097      14,705
                                                                     2003       $11.097      $16.258       9,043
                                                                     2004       $16.258      $20.090       8,529
                                                                     2005       $20.090      $21.052       4,686
                                                                     2006       $21.052      $24.176       4,315
                                                                     2007       $24.176      $20.655       4,329
                                                                     2008       $20.655      $12.261       4,070
                                                                     2009       $12.261      $15.789       3,955
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2001       $10.000       $9.048       1,764
                                                                     2002        $9.048       $6.724       2,586
                                                                     2003        $6.724       $8.217       2,952
                                                                     2004        $8.217       $9.782       1,480
                                                                     2005        $9.782      $10.399       5,705
                                                                     2006       $10.399      $12.933       9,587
                                                                     2007       $12.933      $15.186      10,241
                                                                     2008       $15.186      $10.333       2,115
                                                                     2009       $10.333      $10.861       2,106
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2001       $10.000       $5.531      30,162
                                                                     2002        $5.531       $3.757      27,098
                                                                     2003        $3.757       $4.899      21,307
                                                                     2004        $4.899       $5.688      11,128
                                                                     2005        $5.688       $6.246       5,787
                                                                     2006        $6.246       $6.448       3,634
                                                                     2007        $6.448       $6.552       2,858
                                                                     2008        $6.552       $3.493       2,035
                                                                     2009        $3.493       $4.745       2,024
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2001       $10.000       $6.091      33,735
                                                                     2002        $6.091       $4.381      29,530
                                                                     2003        $4.381       $5.357      28,706
                                                                     2004        $5.357       $5.509      25,383
                                                                     2005        $5.509       $5.700      24,966
                                                                     2006        $5.700       $5.884      23,085
                                                                     2007        $5.884       $6.078      22,288
                                                                     2008        $6.078       $3.747      21,353
                                                                     2009        $3.747       $6.012      20,609

                               75     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2000       $10.000      $10.751         9,946
                                                         2001       $10.751      $11.266     1,593,598
                                                         2002       $11.266      $12.062     2,523,864
                                                         2003       $12.062      $12.048       110,651
                                                         2004       $12.048      $12.164        77,019
                                                         2005       $12.164      $12.126        36,145
                                                         2006       $12.126      $12.310        33,850
                                                         2007       $12.310      $13.119        23,555
                                                         2008       $13.119      $12.941        50,446
                                                         2009       $12.941      $15.400        37,803
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2000       $10.000       $9.122             0
                                                         2001        $9.122       $7.723        26,897
                                                         2002        $7.723       $5.898        68,181
                                                         2003        $5.898       $7.239        22,644
                                                         2004        $7.239       $8.167        22,292
                                                         2005        $8.167       $8.665        20,215
                                                         2006        $8.665       $9.572        13,666
                                                         2007        $9.572       $8.760         7,900
                                                         2008        $8.760       $5.307         7,484
                                                         2009        $5.307       $4.935             0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.898           410
                                                         2004       $12.898      $14.983           840
                                                         2005       $14.983      $16.234         7,138
                                                         2006       $16.234      $18.396         4,711
                                                         2007       $18.396      $16.363         1,918
                                                         2008       $16.363      $10.430         2,374
                                                         2009       $10.430      $14.938         6,018
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2000       $10.000       $7.305        12,811
                                                         2001        $7.305       $4.972        36,498
                                                         2002        $4.972       $3.444       111,026
                                                         2003        $3.444       $4.471        72,616
                                                         2004        $4.471       $4.730        52,620
                                                         2005        $4.730       $4.989        32,602
                                                         2006        $4.989       $5.541        20,827
                                                         2007        $5.451       $5.913        11,921
                                                         2008        $5.913       $3.298        16,121
                                                         2009        $3.298       $3.229             0

                               76     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2000       $10.000       $9.922       18,129
                                                          2001        $9.922      $10.100       74,847
                                                          2002       $10.100      $10.520      109,144
                                                          2003       $10.520      $12.421      108,587
                                                          2004       $12.421      $13.340       97,271
                                                          2005       $13.340      $13.521       77,708
                                                          2006       $13.521      $14.135       76,777
                                                          2007       $14.135      $14.475       58,667
                                                          2008       $14.475       $9.849       63,353
                                                          2009        $9.849      $15.049       64,939
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $12.016       14,077
                                                          2004       $12.016      $13.215       20,641
                                                          2005       $13.215      $13.713       29,268
                                                          2006       $13.713      $16.029       32,015
                                                          2007       $16.029      $16.266       34,775
                                                          2008       $16.266      $11.015       50,469
                                                          2009       $11.015      $13.807       73,208
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2000       $10.000      $10.884       18,917
                                                          2001       $10.884      $10.752      280,246
                                                          2002       $10.752       $9.650      302,504
                                                          2003        $9.650      $11.108      230,382
                                                          2004       $11.108      $11.822      224,523
                                                          2005       $11.822      $12.092      219,701
                                                          2006       $12.092      $13.311      185,431
                                                          2007       $13.311      $13.215      166,369
                                                          2008       $13.215       $7.704      119,246
                                                          2009        $7.704       $9.519      103,240
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2000       $10.000       $9.709        4,292
                                                          2001        $9.709       $8.735       34,542
                                                          2002        $8.735       $7.515       41,697
                                                          2003        $7.515       $9.009       18,449
                                                          2004        $9.009       $9.668       19,576
                                                          2005        $9.668      $10.172       30,086
                                                          2006       $10.172      $11.291       45,972
                                                          2007       $11.291      $11.430       43,149
                                                          2008       $11.430       $7.495       43,247
                                                          2009        $7.495       $9.967       31,363

                               77     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2000       $10.000       $7.469       34,014
                                                         2001        $7.469       $5.158      134,233
                                                         2002        $5.158       $3.937      123,987
                                                         2003        $3.937       $5.004      106,781
                                                         2004        $5.004       $5.595      106,315
                                                         2005        $5.595       $5.986       93,126
                                                         2006        $5.986       $7.254       84,666
                                                         2007        $7.254       $7.778       71,387
                                                         2008        $7.778       $4.180       55,457
                                                         2009        $4.180       $5.344       16,049
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2000       $10.000      $10.845      151,615
                                                         2001       $10.845       $9.983      472,297
                                                         2002        $9.983       $7.954      714,666
                                                         2003        $7.954       $9.965      621,051
                                                         2004        $9.965      $10.890      507,582
                                                         2005       $10.890      $11.271      417,486
                                                         2006       $11.271      $12.849      353,739
                                                         2007       $12.849      $11.873      272,041
                                                         2008       $11.873       $7.158      182,984
                                                         2009        $7.158       $9.139      185,141
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2000       $10.000       $7.365       44,791
                                                         2001        $7.365       $4.918       85,724
                                                         2002        $4.918       $3.410      131,338
                                                         2003        $3.410       $4.128      144,221
                                                         2004        $4.128       $4.130       82,783
                                                         2005        $4.130       $4.229       52,636
                                                         2006        $4.229       $4.515       59,495
                                                         2007        $4.515       $4.680       42,069
                                                         2008        $4.680       $2.868       36,438
                                                         2009        $2.868       $3.974       42,302
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2000       $10.000      $12.219       22,245
                                                         2001       $12.219       $9.643       84,095
                                                         2002        $9.643       $7.554       92,807
                                                         2003        $7.554       $8.796       70,819
                                                         2004        $8.796       $9.267       59,204
                                                         2005        $9.267      $10.318       53,437
                                                         2006       $10.318      $10.431       43,984
                                                         2007       $10.431      $10.197       43,173
                                                         2008       $10.197       $8.316       20,493
                                                         2009        $8.316      $10.306       15,574

                               78     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2000       $10.000       $9.154       12,348
                                                              2001        $9.154       $9.331      159,522
                                                              2002        $9.331       $9.111      193,769
                                                              2003        $9.111      $11.339       75,897
                                                              2004       $11.339      $12.327       81,232
                                                              2005       $12.327      $12.500       56,162
                                                              2006       $12.500      $13.588       42,628
                                                              2007       $13.588      $13.736       23,034
                                                              2008       $13.736       $9.987       20,128
                                                              2009        $9.987      $14.752       28,021
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2000       $10.000      $10.615       19,748
                                                              2001       $10.615      $11.201      113,696
                                                              2002       $11.201      $11.885      236,548
                                                              2003       $11.885      $12.206      154,983
                                                              2004       $12.206      $12.536      143,613
                                                              2005       $12.536      $12.621       96,727
                                                              2006       $12.621      $12.975       83,121
                                                              2007       $12.975      $13.426       65,361
                                                              2008       $13.426      $10.045       50,497
                                                              2009       $10.045      $14.489       56,358
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2000       $10.000       $9.163       80,312
                                                              2001        $9.163       $7.154      354,251
                                                              2002        $7.154       $5.792      386,523
                                                              2003        $5.792       $7.322      202,442
                                                              2004        $7.322       $8.368      177,097
                                                              2005        $8.368       $9.234      170,985
                                                              2006        $9.234      $11.599      143,339
                                                              2007       $11.599      $12.361      105,791
                                                              2008       $12.361       $6.814       91,415
                                                              2009        $6.814       $8.352      107,307
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2000       $10.000       $9.987        6,119
                                                              2001        $9.987       $7.778       24,248
                                                              2002        $7.778       $6.596       40,488
                                                              2003        $6.596       $8.943       34,275
                                                              2004        $8.943      $10.641       63,619
                                                              2005       $10.641      $11.941       54,829
                                                              2006       $11.941      $14.942       50,397
                                                              2007       $14.942      $15.724       43,026
                                                              2008       $15.724       $8.347       35,271
                                                              2009        $8.347      $10.360       33,674

                               79     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2000       $10.000       $6.630       24,185
                                                              2001        $6.630       $4.650       36,690
                                                              2002        $4.650       $3.950       46,180
                                                              2003        $3.950       $5.175       39,709
                                                              2004        $5.175       $5.769       33,076
                                                              2005        $5.769       $6.716       32,010
                                                              2006        $6.176       $8.331       26,994
                                                              2007        $8.331       $9.276       26,603
                                                              2008        $9.276       $5.247       33,849
                                                              2009        $5.247       $7.140       28,892
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2000       $10.000       $8.355       96,425
                                                              2001        $8.355       $6.181      227,701
                                                              2002        $6.181       $4.627      386,343
                                                              2003        $4.627       $5.786      242,788
                                                              2004        $5.786       $6.410      193,398
                                                              2005        $6.410       $6.860      173,705
                                                              2006        $6.860       $7.687      137,779
                                                              2007        $7.687       $7.169       97,861
                                                              2008        $7.169       $4.262       87,876
                                                              2009        $4.262       $5.484       86,808
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.767        2,829
                                                              2004       $12.767      $14.495        9,092
                                                              2005       $14.495      $16.030       15,072
                                                              2006       $16.030      $18.142       23,121
                                                              2007       $18.142      $18.142       21,403
                                                              2008       $18.142      $10.201       18,360
                                                              2009       $10.201      $13.945       10,947
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2000       $10.000      $10.292       46,596
                                                              2001       $10.292      $10.503      306,142
                                                              2002       $10.503      $10.452      130,887
                                                              2003       $10.452      $10.332      112,014
                                                              2004       $10.332      $10.228       72,385
                                                              2005       $10.228      $10.314       29,397
                                                              2006       $10.314      $10.590       31,404
                                                              2007       $10.590      $10.913       58,254
                                                              2008       $10.913      $11.009       43,593
                                                              2009       $11.009      $10.850       40,575

                               80     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65

                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2000       $10.000       $7.152      144,160
                                                    2001        $7.152       $4.914      482,149
                                                    2002        $4.914       $3.358      469,211
                                                    2003        $3.358       $4.374      510,283
                                                    2004        $4.374       $4.745      288,975
                                                    2005        $4.745       $5.134      207,448
                                                    2006        $5.134       $5.481      155,676
                                                    2007        $5.481       $5.700      116,843
                                                    2008        $5.700       $3.434      121,413
                                                    2009        $3.434       $4.462      127,093
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2000       $10.000      $11.986        1,963
                                                    2001       $11.986      $12.179      135,268
                                                    2002       $12.179      $10.109      247,974
                                                    2003       $10.109      $13.171      174,988
                                                    2004       $13.171      $14.952      137,853
                                                    2005       $14.952      $15.573      120,366
                                                    2006       $15.573      $17.769       93,684
                                                    2007       $17.769      $16.620       73,906
                                                    2008       $16.620       $9.030       54,886
                                                    2009        $9.030       $8.501            0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2000       $10.000       $6.124       38,575
                                                    2001        $6.124       $3.270      137,129
                                                    2002        $3.270       $2.180      178,712
                                                    2003        $2.180       $2.910      126,145
                                                    2004        $2.910       $3.106       91,125
                                                    2005        $3.106       $3.295       59,735
                                                    2006        $3.295       $3.643       51,277
                                                    2007        $3.643       $4.037       47,014
                                                    2008        $4.037       $2.158       46,717
                                                    2009        $2.158       $2.093            0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2000       $10.000       $9.581       42,347
                                                    2001        $9.581       $7.647      258,051
                                                    2002        $7.647       $5.851      209,966
                                                    2003        $5.851       $7.212      140,148
                                                    2004        $7.212       $7.629      110,890
                                                    2005        $7.629       $7.879       89,508
                                                    2006        $7.879       $8.626       63,000
                                                    2007        $8.626       $8.531       58,971
                                                    2008        $8.531       $5.156       48,032
                                                    2009        $5.156       $6.754       39,742

                               81     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                          MORTALITY & EXPENSE = 1.65

                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2000       $10.000      $11.544       10,702
                                                                     2001       $11.544      $13.411      275,088
                                                                     2002       $13.411      $10.780      202,475
                                                                     2003       $10.780      $15.866      157,449
                                                                     2004       $15.866      $19.695      118,419
                                                                     2005       $19.695      $20.733      103,477
                                                                     2006       $20.733      $23.918       71,156
                                                                     2007       $23.918      $20.530       55,275
                                                                     2008       $20.530      $12.243       43,413
                                                                     2009       $12.243      $15.838       35,438
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2000       $10.000      $11.208       37,805
                                                                     2001       $11.208       $8.562       97,321
                                                                     2002        $8.562       $6.392       81,197
                                                                     2003        $6.392       $7.848           76
                                                                     2004        $7.848       $9.385       81,504
                                                                     2005        $9.385      $10.023       67,488
                                                                     2006       $10.023      $12.522       54,382
                                                                     2007       $12.522      $14.771       49,833
                                                                     2008       $14.771      $10.098       52,520
                                                                     2009       $10.098      $10.662       36,807
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2000       $10.000       $8.460      121,993
                                                                     2001        $8.460       $5.532      199,434
                                                                     2002        $5.532       $3.776      252,355
                                                                     2003        $3.776       $4.945      353,492
                                                                     2004        $4.945       $5.769      310,050
                                                                     2005        $5.769       $6.363      283,334
                                                                     2006        $6.363       $6.600      253,959
                                                                     2007        $6.600       $6.738      176,473
                                                                     2008        $6.738       $3.608      139,005
                                                                     2009        $3.608       $4.924      147,550
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2000       $10.000       $8.220      199,778
                                                                     2001        $8.220       $6.272      569,455
                                                                     2002        $6.272       $4.532      699,737
                                                                     2003        $4.532       $5.567      688,542
                                                                     2004        $5.567       $5.751      472,797
                                                                     2005        $5.751       $5.978      379,493
                                                                     2006        $5.978       $6.199      337,223
                                                                     2007        $6.199       $6.433      263,549
                                                                     2008        $6.433       $3.984      191,299
                                                                     2009        $3.984       $6.422      194,111

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.

                               82     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND--CLASS IB
                                                         2001       $10.000      $11.210       1,322
                                                         2002       $11.210      $11.942       1,498
                                                         2003       $11.942      $11.867         402
                                                         2004       $11.867      $11.921         586
                                                         2005       $11.921      $11.823         774
                                                         2006       $11.823      $11.942         776
                                                         2007       $11.942      $12.661         791
                                                         2008       $12.661      $12.426         660
                                                         2009       $12.426      $14.712         621
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND--CLASS IB
                                                         2001       $10.000       $8.067           0
                                                         2002        $8.067       $5.843         111
                                                         2003        $5.843       $7.135         170
                                                         2004        $7.135       $8.008         170
                                                         2005        $8.008       $8.454         169
                                                         2006        $8.454       $9.292         182
                                                         2007        $9.292       $8.459         195
                                                         2008        $8.459       $5.099         212
                                                         2009        $5.099       $4.739           0
-------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND--CLASS IB
                                                         2003       $10.000      $12.854           0
                                                         2004       $12.854      $14.857           0
                                                         2005       $14.857      $16.015           0
                                                         2006       $16.015      $18.056           0
                                                         2007       $18.056      $15.979       2,770
                                                         2008       $15.979      $10.133       2,760
                                                         2009       $10.133      $14.439       2,749
-------------------------------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND--CLASS IB
                                                         2001       $10.000       $5.150           0
                                                         2002        $5.150       $3.412           0
                                                         2003        $3.412       $4.407         913
                                                         2004        $4.407       $4.638         880
                                                         2005        $4.638       $4.868         846
                                                         2006        $4.868       $5.291         814
                                                         2007        $5.291       $5.710         780
                                                         2008        $5.710       $3.168         715
                                                         2009        $3.168       $3.100           0

                               83     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15

                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND--CLASS IB
                                                          2001       $10.000      $10.050         655
                                                          2002       $10.050      $10.415       1,426
                                                          2003       $10.415      $12.234       1,223
                                                          2004       $12.234      $13.073         121
                                                          2005       $13.073      $13.183         233
                                                          2006       $13.183      $13.712         235
                                                          2007       $13.712      $13.970       9,462
                                                          2008       $13.970       $9.457      11,953
                                                          2009        $9.457      $14.377      11,899
--------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                          2003       $10.000      $11.976           0
                                                          2004       $11.976      $13.103       3,536
                                                          2005       $13.103      $13.528       3,536
                                                          2006       $13.528      $15.733       1,768
                                                          2007       $15.733      $15.883       3,942
                                                          2008       $15.883      $10.702       3,934
                                                          2009       $10.702      $13.346       4,742
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2001       $10.000      $10.699         465
                                                          2002       $10.699       $9.554       6,368
                                                          2003        $9.554      $10.941       8,218
                                                          2004       $10.941      $11.585       4,764
                                                          2005       $11.585      $11.790       4,764
                                                          2006       $11.790      $12.912       2,233
                                                          2007       $12.912      $12.754       1,106
                                                          2008       $12.754       $7.397       1,106
                                                          2009        $7.397       $9.093       1,106
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND--CLASS IB
                                                          2001       $10.000       $8.850           0
                                                          2002        $8.850       $7.440       3,025
                                                          2003        $7.440       $8.874           5
                                                          2004        $8.874       $9.474       8,731
                                                          2005        $9.474       $9.918       8,731
                                                          2006        $9.918      $10.953       8,731
                                                          2007       $10.953      $11.031       8,731
                                                          2008       $11.031       $7.197       8,731
                                                          2009        $7.197       $9.522       8,731

                               84     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15

                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND--CLASS IB
                                                         2001       $10.000       $5.133       8,348
                                                         2002        $5.133       $3.898      12,489
                                                         2003        $3.898       $4.929      12,151
                                                         2004        $4.929       $5.483       3,641
                                                         2005        $5.483       $5.836       3,397
                                                         2006        $5.836       $7.037       3,182
                                                         2007        $7.037       $7.506       2,798
                                                         2008        $7.506       $4.014       3,214
                                                         2009        $4.014       $5.105       3,279
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                         2001       $10.000       $9.934       2,339
                                                         2002        $9.934       $7.875      13,077
                                                         2003        $7.875       $9.815      34,706
                                                         2004        $9.815      $10.672      36,658
                                                         2005       $10.672      $10.989      33,245
                                                         2006       $10.989      $12.464      14,505
                                                         2007       $12.464      $11.458       7,352
                                                         2008       $11.458       $6.873       7,498
                                                         2009        $6.873       $8.730       7,356
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND--CLASS IB
                                                         2001       $10.000       $5.127           0
                                                         2002        $5.127       $3.376           0
                                                         2003        $3.376       $4.065       2,200
                                                         2004        $4.065       $4.047       4,992
                                                         2005        $4.047       $4.123       6,463
                                                         2006        $4.123       $4.380       6,438
                                                         2007        $4.380       $4.517       6,316
                                                         2008        $4.517       $2.754       6,231
                                                         2009        $2.754       $3.796       6,148
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND--CLASS IB
 FORMERLY, PUTNAM VT HEALTH SCIENCES FUND--CLASS IB
                                                         2001       $10.000       $9.595       3,802
                                                         2002        $9.595       $7.479       7,791
                                                         2003        $7.479       $8.664       6,723
                                                         2004        $8.664       $9.081       6,509
                                                         2005        $9.081      $10.060       6,310
                                                         2006       $10.060      $10.119       2,937
                                                         2007       $10.119       $9.841       6,123
                                                         2008        $9.841       $7.985       6,123
                                                         2009        $7.985       $9.845       6,123

                               85     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND--CLASS IB
                                                              2001       $10.000       $9.380           0
                                                              2002        $9.380       $9.020           0
                                                              2003        $9.020      $11.168       1,643
                                                              2004       $11.168      $12.080       1,328
                                                              2005       $12.080      $12.187       1,184
                                                              2006       $12.187      $13.181       1,046
                                                              2007       $13.181      $13.257       3,595
                                                              2008       $13.257       $9.590       2,858
                                                              2009        $9.590      $14.093       2,840
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND--CLASS IB
                                                              2001       $10.000      $11.145      10,878
                                                              2002       $11.145      $11.766      34,033
                                                              2003       $11.766      $12.022      42,198
                                                              2004       $12.022      $12.285      33,550
                                                              2005       $12.285      $12.306      17,655
                                                              2006       $12.306      $12.586       1,809
                                                              2007       $12.586      $12.957       1,944
                                                              2008       $12.957       $9.645       1,568
                                                              2009        $9.645      $13.841       1,390
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                              2001       $10.000       $7.118         952
                                                              2002        $7.118       $5.734      10,845
                                                              2003        $5.734       $7.212      36,502
                                                              2004        $7.212       $8.200      34,380
                                                              2005        $8.200       $9.003      26,919
                                                              2006        $9.003      $11.252       6,372
                                                              2007       $11.252      $11.930         439
                                                              2008       $11.930       $6.542         301
                                                              2009        $6.542       $7.979         301
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                              2001       $10.000       $8.256           0
                                                              2002        $8.256       $6.530         198
                                                              2003        $6.530       $8.808         961
                                                              2004        $8.808      $10.428       2,037
                                                              2005       $10.428      $11.643       2,245
                                                              2006       $11.643      $14.495       2,241
                                                              2007       $14.495      $15.176       6,866
                                                              2008       $15.176       $8.015       6,833
                                                              2009        $8.015       $9.897       6,486

                               86     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15

                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND--CLASS IB
                                                              2001       $10.000       $4.797           0
                                                              2002        $4.797       $3.910         237
                                                              2003        $3.910       $5.097       1,289
                                                              2004        $5.097       $5.653          14
                                                              2005        $5.653       $6.548          13
                                                              2006        $6.548       $8.082          13
                                                              2007        $8.082       $8.952          13
                                                              2008        $8.952       $5.038          13
                                                              2009        $5.038       $6.821          13
------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                              2001       $10.000       $6.499           0
                                                              2002        $6.499       $4.581       8,732
                                                              2003        $4.581       $5.699       7,671
                                                              2004        $5.699       $6.282       7,451
                                                              2005        $6.282       $6.688       1,048
                                                              2006        $6.688       $7.457       1,048
                                                              2007        $7.457       $6.919       1,048
                                                              2008        $6.919       $4.092       1,048
                                                              2009        $4.092       $5.239       1,337
------------------------------------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND--CLASS IB
                                                              2003       $10.000      $12.723       1,106
                                                              2004       $12.723      $14.373       2,287
                                                              2005       $14.373      $15.814       2,093
                                                              2006       $15.814      $17.807         745
                                                              2007       $17.807      $17.716         641
                                                              2008       $17.716       $9.910           0
                                                              2009        $9.910      $13.479           0
------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND--CLASS IB
                                                              2001       $10.000      $10.446           0
                                                              2002       $10.446      $10.348           0
                                                              2003       $10.348      $10.177       1,078
                                                              2004       $10.177      $10.023       1,078
                                                              2005       $10.023      $10.057       1,078
                                                              2006       $10.057      $10.273      13,427
                                                              2007       $10.273      $10.532      13,427
                                                              2008       $10.532      $10.571       6,316
                                                              2009       $10.571      $10.365       6,316

                               87     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15

                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND--CLASS IB
                                                    2001       $10.000       $7.817         478
                                                    2002        $7.817       $5.315         586
                                                    2003        $5.315       $6.887         172
                                                    2004        $6.887       $7.434         171
                                                    2005        $7.434       $8.002         171
                                                    2006        $8.002       $8.501         185
                                                    2007        $8.501       $8.794         198
                                                    2008        $8.794       $5.271         214
                                                    2009        $5.271       $6.815         646
--------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                    2001       $10.000      $12.119       2,687
                                                    2002       $12.119      $10.008       3,804
                                                    2003       $10.008      $12.973       4,038
                                                    2004       $12.973      $14.653       3,737
                                                    2005       $14.653      $15.183       3,723
                                                    2006       $15.183      $17.237       1,643
                                                    2007       $17.237      $16.040       1,500
                                                    2008       $16.040       $8.670         937
                                                    2009        $8.670       $8.158           0
--------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND--CLASS IB
                                                    2001       $10.000       $3.378           0
                                                    2002        $3.378       $2.158           0
                                                    2003        $2.158       $2.866           0
                                                    2004        $2.866       $3.044           0
                                                    2005        $3.044       $3.212           0
                                                    2006        $3.212       $3.533           0
                                                    2007        $3.533       $3.896           0
                                                    2008        $3.896       $2.072           0
                                                    2009        $2.072       $2.009           0
--------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND--CLASS IB
                                                    2001       $10.000       $7.609       3,139
                                                    2002        $7.609       $5.792      13,752
                                                    2003        $5.792       $7.103      17,488
                                                    2004        $7.103       $7.476      15,293
                                                    2005        $7.476       $7.682       7,625
                                                    2006        $7.682       $8.368       7,599
                                                    2007        $8.368       $8.233       1,810
                                                    2008        $8.233       $4.951       1,810
                                                    2009        $4.951       $6.452       1,799

                               88     PROSPECTUS

 PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES: PUTNAM ALLSTATE ADVISOR PREFERRED
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION
                       DEATH BENEFIT OPTION (AGE 66-75)

                          MORTALITY & EXPENSE = 2.15

                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                                     2001       $10.000      $13.345         369
                                                                     2002       $13.345      $10.672       2,393
                                                                     2003       $10.672      $15.627       4,089
                                                                     2004       $15.627      $19.300       5,053
                                                                     2005       $19.300      $20.215       4,974
                                                                     2006       $20.215      $23.202       1,730
                                                                     2007       $23.202      $19.813       2,303
                                                                     2008       $19.813      $11.756       1,833
                                                                     2009       $11.756      $15.130       1,880
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND--CLASS IB
 FORMERLY, PUTNAM VT UTILITIES GROWTH AND INCOME FUND--CLASS IB
                                                                     2001       $10.000       $8.520       5,623
                                                                     2002        $8.520       $6.328       6,739
                                                                     2003        $6.328       $7.730       5,915
                                                                     2004        $7.730       $9.197       1,723
                                                                     2005        $9.197       $9.772       1,981
                                                                     2006        $9.772      $12.148       4,448
                                                                     2007       $12.148      $14.256       4,656
                                                                     2008       $14.256       $9.696       7,769
                                                                     2009        $9.696      $10.185       7,750
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND--CLASS IB
                                                                     2001       $10.000       $5.640           0
                                                                     2002        $5.640       $3.738         336
                                                                     2003        $3.738       $4.871      13,413
                                                                     2004        $4.871       $5.653      12,809
                                                                     2005        $5.653       $6.204      13,268
                                                                     2006        $6.204       $6.402      13,242
                                                                     2007        $6.402       $6.502       2,146
                                                                     2008        $6.502       $3.465       2,213
                                                                     2009        $3.465       $4.704       2,240
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                                     2001       $10.000       $6.241       6,803
                                                                     2002        $6.241       $4.486      12,811
                                                                     2003        $4.486       $5.483      54,172
                                                                     2004        $5.483       $5.636      44,413
                                                                     2005        $5.636       $5.829      44,032
                                                                     2006        $5.828       $6.014      15,459
                                                                     2007        $6.014       $6.209       3,455
                                                                     2008        $6.209       $3.825       2,315
                                                                     2009        $3.825       $6.135       2,022

                               89     PROSPECTUS

APPENDIX C
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)

                                                                                Income Benefit Amount
                                                                  --------------------------------------------------
                                                                       Purchase                           5%
                                                                    Payment Value                  Roll-Up Value**
                                                                  ------------------              ------------------
                             Beginning                 Contract    Advisor             Maximum     Advisor
              Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
--------------------------------------------------------------------------------------------------------------------
1/1/04  Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
--------------------------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   37,500 $39,000 $     41,250 $   40,347 $41,961
--------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                            Advisor and Preferred  Plus
-------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal            (c)              $50,000        $52,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $12,500        $13,000
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $37,500        $39,000
-------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal            (c)              $55,000        $55,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,750        $13,750
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $41,250        $41,250
-------------------------------------------------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)       (c)              $53,796        $55,948
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,449        $13,987
-------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                            $40,347        $41,961
-------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

                               90     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply) The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Protection Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                 Death Benefit Amount
                                                                  --------------------------------------------------
                                                                                                       Enhanced
                                                                       Purchase                      Beneficiary
                                                                    Payment Value                  Protection Value
                                                                  ------------------              ------------------
                             Beginning                 Contract    Advisor             Maximum     Advisor
              Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date        Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
--------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
--------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   35,000 $37,000 $     41,250 $   40,347 $41,961
--------------------------------------------------------------------------------------------------------------------

                                                                                            Advisor and Preferred  Plus
-------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                          $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                              $50,000        $52,000
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $35,000        $37,000
-------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal             (c)              $55,000        $55,000
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,750        $13,750
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $41,250        $41,250
-------------------------------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                         (a)              $15,000        $15,000
-------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                            (b)              $60,000        $60,000
-------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)       (c)              $53,796        $55,948
-------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                        [(a)/(b)]*(c)         $13,449        $13,987
-------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                             $40,347        $41,961
-------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               91     PROSPECTUS

APPENDIX E
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT OPTION*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

                                                                          ADVISOR,
                                                                       ADVISOR PLUS &
                                                                          ADVISOR
                                                                         PREFERRED
                                                                       --------------
(A) Contract Value:                                                     $125,000.00
(B) Total Purchase Payments:                                            $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                               $0.00
(D) In-Force Premium:                                                   $100,000.00
(E) In-Force Earnings:                          (E) = (A) - (D)         $25,000.00
(F) Cap:                                        (F) = 100% * (D)        $100,000.00
(G) EARNINGS PROTECTION DEATH BENEFIT**:   (G) = MIN [40% * (E); (F)]   $10,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                    $105,000.00
(2) Total Purchase Payments:                                           $100,000.00
(3) Prior Excess-of-Earnings Withdrawals:                              $0.00
(4) In-Force Premium:                                                  $100,000.00
(5) In-Force Earnings:                          (5) = (1) - (4)        $5,000.00
(6) Withdrawal Amount:                                                 $10,000.00
(7) Excess-of-Earnings Withdrawal:         (7) = (6) - (5) and cannot
                                                  be negative          $5,000.00
(8) Total Excess-of-Earnings Withdrawals:       (8) = (3) + (7)        $5,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                    $114,000.00
(B) In-Force Premium (before withdrawal):                              $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                              $ 5,000.00
(D) In-Force Premium (after withdrawal):        (D) = (B) - (C)        $95,000.00
(E) In-Force Earnings:                          (E) = (A) - (D)        $19,000.00
(F) Cap:                                        (F) = 100% * (D)       $95,000.00
(G) EARNINGS PROTECTION DEATH BENEFIT**:   (G) = MIN [40% * (E); (F)]  $7,600.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

                               92     PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                    $130,000.00
(2) Contract Value on Rider Date:                                      $110,000.00
(3) Prior Excess-of-Earnings Withdrawals:                              $0.00
(4) In-Force Premium:                                                  $110,000.00
(5) In-Force Earnings:                          (5) = (1) - (4)        $20,000.00
(6) Withdrawal Amount:                                                 $50,000.00
(7) Excess-of-Earnings Withdrawal:         (7) = (6) - (5) and cannot
                                                  be negative          $30,000.00
(8) Total Excess-of-Earnings Withdrawals:       (8) = (3) + (7)        $30,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                      $140,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                   $110,000.00
(C) Total Excess-of-Earnings Withdrawals:                                $30,000.00
(D) Additional Purchase Payment:                                         $40,000.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                         (E) = (B) - (C) + (D)     $120,000.00
(F) In-Force Earnings:                            (F) = (A) - (E)        $20,000.00
(G) Cap:                                          (G) = 50% * (E)        $60,000.00
(H) EARNINGS PROTECTION DEATH BENEFIT**:     (H) = MIN [25% * (F); (G)]  $5,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                      $150,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                   $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                                $0.00
(D) Additional Purchase Payment:                                         $0.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                                                   $100,000.00
(F) In-Force Earnings:                            (F) = (A) - (E)        $50,000.00
(G) Cap:                                          (G) = 100% * (E)       $100,000.00
(H) EARNINGS PROTECTION DEATH BENEFIT**:     (H) = MIN [40% * (F); (G)]  $20,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               93     PROSPECTUS

The calculation of the Continued Contract Value is:

(1) Premium invested (for the purposes
    of calculating the Death Benefit):                             $100,000.00
(2) Contract Value:                                                $150,000.00
(3) Maximum Anniversary Value:                                     $160,000.00
(4) Death Benefit (excluding Earnings
    Protection Death Benefit):          (4) = MAX [(1); (2); (3)]  $160,000.00
(5) Earnings Protection Death Benefit:       (H) from above        $20,000.00
(6) Continuing Contract Value:               (6) = (4) + (5)       $180,000.00

Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

                               94     PROSPECTUS

PA243-2

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